UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.    REPORTS TO STOCKHOLDERS.

JAN    01.31.19

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT

RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, and individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

SEMI-ANNUAL REPORT

March 18, 2019

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the semi-annual reporting period ended January 31, 2019.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JANUARY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Class A Shares	-0.33%	-1.74%

Class C Shares	-0.69%	-2.40%

Advisor Class Shares[1]	-0.26%	-1.48%

Class R Shares[1]	-0.45%	-2.04%

Class K Shares[1]	-0.37%	-1.77%

Class I Shares[1]	-0.24%	-1.52%

Class Z Shares[1]	-0.31%	-1.53%

S&P Target Date Retirement Income Index	-0.21%	-0.55%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2010 FUND

Class A Shares	-0.91%	-2.57%

Class C Shares	-1.31%	-3.23%

Advisor Class Shares[1]	-0.86%	-2.35%

Class R Shares[1]	-1.05%	-2.79%

Class K Shares[1]	-1.00%	-2.57%

Class I Shares[1]	-0.81%	-2.28%

Class Z Shares[1]	-0.82%	-2.39%

S&P Target Date 2010 Index	-0.59%	-0.95%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JANUARY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2015 FUND

Class A Shares	-1.43%	-3.38%

Class C Shares	-1.80%	-4.11%

Advisor Class Shares[1]	-1.23%	-3.07%

Class R Shares[1]	-1.56%	-3.64%

Class K Shares[1]	-1.38%	-3.37%

Class I Shares[1]	-1.38%	-3.19%

Class Z Shares[1]	-1.27%	-3.18%

S&P Target Date 2015 Index	-0.95%	-1.36%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2020 FUND

Class A Shares	-1.92%	-3.89%

Class C Shares	-2.34%	-4.66%

Advisor Class Shares[1]	-1.73%	-3.61%

Class R Shares[1]	-2.12%	-4.22%

Class K Shares[1]	-1.94%	-3.94%

Class I Shares[1]	-1.85%	-3.72%

Class Z Shares[1]	-1.74%	-3.58%

S&P Target Date 2020 Index	-1.32%	-1.81%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2025 FUND

Class A Shares	-2.50%	-4.48%

Class C Shares	-2.92%	-5.23%

Advisor Class Shares[1]	-2.40%	-4.21%

Class R Shares[1]	-2.64%	-4.74%

Class K Shares[1]	-2.54%	-4.55%

Class I Shares[1]	-2.42%	-4.26%

Class Z Shares[1]	-2.33%	-4.19%

S&P Target Date 2025 Index	-1.96%	-2.59%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JANUARY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2030 FUND

Class A Shares	-3.15%	-5.30%

Class C Shares	-3.45%	-6.01%

Advisor Class Shares[1]	-3.02%	-5.10%

Class R Shares[1]	-3.28%	-5.56%

Class K Shares[1]	-3.07%	-5.27%

Class I Shares[1]	-2.99%	-5.03%

Class Z Shares[1]	-3.07%	-5.03%

S&P Target Date 2030 Index	-2.69%	-3.39%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2035 FUND

Class A Shares	-3.63%	-5.86%

Class C Shares	-3.99%	-6.62%

Advisor Class Shares[1]	-3.52%	-5.68%

Class R Shares[1]	-3.73%	-6.18%

Class K Shares[1]	-3.67%	-5.88%

Class I Shares[1]	-3.58%	-5.69%

Class Z Shares[1]	-3.50%	-5.63%

S&P Target Date 2035 Index	-3.36%	-4.18%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2040 FUND

Class A Shares	-4.19%	-6.53%

Class C Shares	-4.54%	-7.20%

Advisor Class Shares[1]	-4.15%	-6.34%

Class R Shares[1]	-4.30%	-6.71%

Class K Shares[1]	-4.17%	-6.50%

Class I Shares[1]	-4.17%	-6.33%

Class Z Shares[1]	-4.14%	-6.31%

S&P Target Date 2040 Index	-3.79%	-4.65%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

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NAV RETURNS AS OF JANUARY 31, 2019 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2045 FUND

Class A Shares	-4.36%	-6.67%

Class C Shares	-4.69%	-7.36%

Advisor Class Shares[1]	-4.23%	-6.38%

Class R Shares[1]	-4.52%	-6.89%

Class K Shares[1]	-4.39%	-6.67%

Class I Shares[1]	-4.30%	-6.42%

Class Z Shares[1]	-4.27%	-6.41%

S&P Target Date 2045 Index	-4.05%	-4.98%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2050 FUND

Class A Shares	-4.53%	-6.79%

Class C Shares	-4.87%	-7.51%

Advisor Class Shares[1]	-4.43%	-6.68%

Class R Shares[1]	-4.63%	-7.08%

Class K Shares[1]	-4.50%	-6.79%

Class I Shares[1]	-4.40%	-6.65%

Class Z Shares[1]	-4.38%	-6.60%

S&P Target Date 2050 Index	-4.23%	-5.17%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2055 FUND

Class A Shares	-4.62%	-6.81%

Class C Shares	-4.99%	-7.57%

Advisor Class Shares[1]	-4.53%	-6.63%

Class R Shares[1]	-4.75%	-7.12%

Class K Shares[1]	-4.61%	-6.90%

Class I Shares[1]	-4.53%	-6.63%

Class Z Shares[1]	-4.52%	-6.65%

S&P Target Date 2055 Index	-4.27%	-5.24%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended January 31, 2019.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; and Select 2055 Fund, the S&P Target Date 2055 Index.

For the six-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Relative to the respective benchmarks, strategic asset allocation contributed to returns for all vintages. Underweights to both core and short-duration bonds detracted from performance for all vintages, except 2010 and Retirement Allocation. An overweight to defensive equities and underweights to non-US large-caps and US small/mid-caps contributed. Underlying Portfolio selection detracted for all vintages. Notable detractors included AQR Style Premia Alternative Fund (fixed-income diversifier), AB High Income Fund (high-yield bonds) and Boston Partners Long/Short Research Fund (equity diversifier). Contributors included AB All Market Real Return Portfolio (inflation-sensitive), AQR Large Cap Defensive Style Fund (defensive equities) and AQR International Defensive Style Fund (defensive equities). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, had no material impact on returns for all vintages. During the period, DAA caused the Funds to be, on average, overweight real assets, core bonds, defensive equities and emerging-market equities, and to be underweight US large-caps and short-duration bonds. Primary detractors from DAA were the overweight positions in real assets and defensive equities, while the underweight to US large-caps and overweight to emerging-market equities offset these losses.

For the 12-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Strategic asset allocation detracted from performance for the 2045, 2050 and 2055 vintages, but contributed for all other vintages. Underweight positions to short-duration and core bonds, as well as an overweight to non-US small-cap equities, detracted from performance. Lower allocations in non-US large-caps and higher allocations to defensive equities, fixed-income diversifiers and inflation-sensitive assets contributed. Underlying

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Portfolio selection detracted for all vintages. Notable detractors included AQR Style Premia Alternative Fund (fixed-income diversifier), as well as Boston Partners Long/Short Research Fund (equity diversifier) and AQR Equity Market Neutral Fund (equity diversifier). Notable contributors included MFS Institutional International Equity Fund (equities), AQR International Defensive Style Fund (defensive equities) and AB Discovery Growth Fund (equities). Tactical asset allocation detracted from performance for all vintages. During the period, DAA caused the Funds to be, on average, overweight to core bonds and inflation-sensitive assets, and underweight to US large-caps. The main detractors from DAA were the overweight to inflation-sensitive assets and the underweight to US large-caps.

The Funds did not directly utilize derivatives during either period.

Please note: MFS is a registered service mark of Massachusetts Financial Services Company. None of Boston Partners; AQR Capital Management, LLC or Massachusetts Financial Services Company make any representations regarding the advisability of investing in the Funds.

MARKET REVIEW AND INVESTMENT STRATEGY

Global equities fell during the six-month period ended January 31, 2019. Strong corporate earnings and economic data sent US equity indices to record highs early in the period. However, performance quickly turned negative amid increased volatility. Investors worried about slowing global growth, especially in China, and rising interest rates driven by the actions of the US Federal Reserve (the “Fed”). Trade conflicts between the US and China exacerbated investor fears. In the US, growth-style stocks outperformed value-style stocks, and large-cap stocks outperformed their small-cap peers. While investors remained concerned about slow economic activity in Europe and ongoing Brexit uncertainty, global equities rallied toward the end of the period, as a strong start to earnings season and a more dovish monetary policy in the US boosted investor confidence.

Fixed-income markets generally had positive performance. Despite uncertainty regarding global trade tensions, geopolitics and the health of the global economy, concerns over tighter monetary policy gave way to increased investor interest in riskier assets following more dovish commentary from the Fed in January. Developed-market treasuries, investment-grade securities, global high yield and emerging-market debt sectors rallied. Developed-market treasury yield curves generally either fell across the curve or flattened, with shorter maturities rising while longer maturities moved lower (bond yields move inversely to price). The Fed raised rates twice, the European Central Bank ended its bond-buying program and the Peoples’ Bank of China cut its reserve requirement ratio.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The Adviser has directed Morningstar to normally select Underlying Portfolios so that 10% to 50% of each Fund’s net assets is invested in AB mutual funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively managed funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and the Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: traditional equity securities, defensive equity securities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers, core fixed-income securities and short-duration fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities; fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; short-duration fixed-income

(continued on next page)

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securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less; defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends; and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. Each Underlying Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolio’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Portfolio investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 9

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series® (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging-market equities, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities. Each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055 Index, which was May 31, 2012. The performance of the Indices does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest-Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

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DISCLOSURES AND RISKS (continued)

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 11

DISCLOSURES AND RISKS (continued)

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

12 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.74%	-5.89%

Since Inception[1]	2.94%	1.87%

CLASS C SHARES

1 Year	-2.40%	-3.35%

Since Inception[1]	2.15%	2.15%

ADVISOR CLASS SHARES[2]

1 Year	-1.48%	-1.48%

Since Inception[1]	3.17%	3.17%

CLASS R SHARES[2]

1 Year	-2.04%	-2.04%

Since Inception[1]	2.64%	2.64%

CLASS K SHARES[2]

1 Year	-1.77%	-1.77%

Since Inception[1]	2.90%	2.90%

CLASS I SHARES[2]

1 Year	-1.52%	-1.52%

Since Inception[1]	3.15%	3.15%

CLASS Z SHARES[2]

1 Year	-1.53%	-1.53%

Since Inception[1]	3.17%	3.17%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 5.66%, 6.53%, 5.46%, 3.69%, 3.39%, 3.01% and 5.52% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.46%, 1.21%, 0.21%, 0.71%, 0.46%, 0.21% and 0.21% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 13

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

14 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-7.49%

Since Inception[1]	1.20%

CLASS C SHARES

1 Year	-4.99%

Since Inception[1]	1.49%

ADVISOR CLASS SHARES[2]

1 Year	-3.23%

Since Inception[1]	2.49%

CLASS R SHARES[2]

1 Year	-3.63%

Since Inception[1]	1.99%

CLASS K SHARES[2]

1 Year	-3.36%

Since Inception[1]	2.27%

CLASS I SHARES[2]

1 Year	-3.18%

Since Inception[1]	2.48%

CLASS Z SHARES[2]

1 Year	-3.13%

Since Inception[1]	2.51%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-2.57%	-6.75%

Since Inception[1]	3.80%	2.72%

CLASS C SHARES

1 Year	-3.23%	-4.17%

Since Inception[1]	2.99%	2.99%

ADVISOR CLASS SHARES[2]

1 Year	-2.35%	-2.35%

Since Inception[1]	4.05%	4.05%

CLASS R SHARES[2]

1 Year	-2.79%	-2.79%

Since Inception[1]	3.54%	3.54%

CLASS K SHARES[2]

1 Year	-2.57%	-2.57%

Since Inception[1]	3.74%	3.74%

CLASS I SHARES[2]

1 Year	-2.28%	-2.28%

Since Inception[1]	4.03%	4.03%

CLASS Z SHARES[2]

1 Year	-2.39%	-2.39%

Since Inception[1]	4.03%	4.03%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.44%, 4.21%, 3.29%, 3.02%, 2.73%, 2.26% and 2.22% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-8.40%

Since Inception[1]	1.87%

CLASS C SHARES

1 Year	-5.85%

Since Inception[1]	2.18%

ADVISOR CLASS SHARES[2]

1 Year	-3.94%

Since Inception[1]	3.24%

CLASS R SHARES[2]

1 Year	-4.54%

Since Inception[1]	2.70%

CLASS K SHARES[2]

1 Year	-4.32%

Since Inception[1]	2.93%

CLASS I SHARES[2]

1 Year	-4.05%

Since Inception[1]	3.19%

CLASS Z SHARES[2]

1 Year	-4.06%

Since Inception[1]	3.21%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.38%	-7.45%

Since Inception[1]	4.23%	3.15%

CLASS C SHARES

1 Year	-4.11%	-5.01%

Since Inception[1]	3.44%	3.44%

ADVISOR CLASS SHARES[2]

1 Year	-3.07%	-3.07%

Since Inception[1]	4.50%	4.50%

CLASS R SHARES[2]

1 Year	-3.64%	-3.64%

Since Inception[1]	3.96%	3.96%

CLASS K SHARES[2]

1 Year	-3.37%	-3.37%

Since Inception[1]	4.25%	4.25%

CLASS I SHARES[2]

1 Year	-3.19%	-3.19%

Since Inception[1]	4.47%	4.47%

CLASS Z SHARES[2]

1 Year	-3.18%	-3.18%

Since Inception[1]	4.48%	4.48%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.76%, 2.51%, 1.51%, 2.13%, 1.83%, 1.47% and 1.41% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-9.19%

Since Inception[1]	2.16%

CLASS C SHARES

1 Year	-6.79%

Since Inception[1]	2.47%

ADVISOR CLASS SHARES[2]

1 Year	-4.86%

Since Inception[1]	3.54%

CLASS R SHARES[2]

1 Year	-5.37%

Since Inception[1]	3.01%

CLASS K SHARES[2]

1 Year	-5.21%

Since Inception[1]	3.27%

CLASS I SHARES[2]

1 Year	-4.94%

Since Inception[1]	3.52%

CLASS Z SHARES[2]

1 Year	-4.95%

Since Inception[1]	3.50%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.89%	-7.99%

Since Inception[1]	4.69%	3.60%

CLASS C SHARES

1 Year	-4.66%	-5.54%

Since Inception[1]	3.87%	3.87%

ADVISOR CLASS SHARES[2]

1 Year	-3.61%	-3.61%

Since Inception[1]	4.95%	4.95%

CLASS R SHARES[2]

1 Year	-4.22%	-4.22%

Since Inception[1]	4.40%	4.40%

CLASS K SHARES[2]

1 Year	-3.94%	-3.94%

Since Inception[1]	4.69%	4.69%

CLASS I SHARES[2]

1 Year	-3.72%	-3.72%

Since Inception[1]	4.89%	4.89%

CLASS Z SHARES[2]

1 Year	-3.58%	-3.58%

Since Inception[1]	4.95%	4.95%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 2.13%, 1.13%, 1.79%, 1.48%, 1.04% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-9.88%

Since Inception[1]	2.52%

CLASS C SHARES

1 Year	-7.47%

Since Inception[1]	2.81%

ADVISOR CLASS SHARES[2]

1 Year	-5.49%

Since Inception[1]	3.89%

CLASS R SHARES[2]

1 Year	-6.03%

Since Inception[1]	3.35%

CLASS K SHARES[2]

1 Year	-5.85%

Since Inception[1]	3.62%

CLASS I SHARES[2]

1 Year	-5.59%

Since Inception[1]	3.83%

CLASS Z SHARES[2]

1 Year	-5.50%

Since Inception[1]	3.88%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-4.48%	-8.57%

Since Inception[1]	5.31%	4.22%

CLASS C SHARES

1 Year	-5.23%	-6.10%

Since Inception[1]	4.55%	4.55%

ADVISOR CLASS SHARES[2]

1 Year	-4.21%	-4.21%

Since Inception[1]	5.60%	5.60%

CLASS R SHARES[2]

1 Year	-4.74%	-4.74%

Since Inception[1]	5.05%	5.05%

CLASS K SHARES[2]

1 Year	-4.55%	-4.55%

Since Inception[1]	5.32%	5.32%

CLASS I SHARES[2]

1 Year	-4.26%	-4.26%

Since Inception[1]	5.58%	5.58%

CLASS Z SHARES[2]

1 Year	-4.19%	-4.19%

Since Inception[1]	5.61%	5.61%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.27%, 2.03%, 1.02%, 1.66%, 1.36%, 1.00% and 0.94% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-10.49%

Since Inception[1]	2.99%

CLASS C SHARES

1 Year	-8.02%

Since Inception[1]	3.35%

ADVISOR CLASS SHARES[2]

1 Year	-6.25%

Since Inception[1]	4.38%

CLASS R SHARES[2]

1 Year	-6.74%

Since Inception[1]	3.84%

CLASS K SHARES[2]

1 Year	-6.44%

Since Inception[1]	4.12%

CLASS I SHARES[2]

1 Year	-6.26%

Since Inception[1]	4.36%

CLASS Z SHARES[2]

1 Year	-6.19%

Since Inception[1]	4.38%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.30%	-9.34%

Since Inception[1]	6.04%	4.94%

CLASS C SHARES

1 Year	-6.01%	-6.87%

Since Inception[1]	5.30%	5.30%

ADVISOR CLASS SHARES[2]

1 Year	-5.10%	-5.10%

Since Inception[1]	6.33%	6.33%

CLASS R SHARES[2]

1 Year	-5.56%	-5.56%

Since Inception[1]	5.78%	5.78%

CLASS K SHARES[2]

1 Year	-5.27%	-5.27%

Since Inception[1]	6.06%	6.06%

CLASS I SHARES[2]

1 Year	-5.03%	-5.03%

Since Inception[1]	6.33%	6.33%

CLASS Z SHARES[2]

1 Year	-5.03%	-5.03%

Since Inception[1]	6.32%	6.32%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.28%, 2.04%, 1.03%, 1.69%, 1.39%, 1.06% and 0.97% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.16%

Since Inception[1]	3.59%

CLASS C SHARES

1 Year	-8.69%

Since Inception[1]	3.96%

ADVISOR CLASS SHARES[2]

1 Year	-6.93%

Since Inception[1]	4.99%

CLASS R SHARES[2]

1 Year	-7.51%

Since Inception[1]	4.42%

CLASS K SHARES[2]

1 Year	-7.21%

Since Inception[1]	4.71%

CLASS I SHARES[2]

1 Year	-6.99%

Since Inception[1]	4.96%

CLASS Z SHARES[2]

1 Year	-6.99%

Since Inception[1]	4.97%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.86%	-9.83%

Since Inception[1]	6.59%	5.48%

CLASS C SHARES

1 Year	-6.62%	-7.48%

Since Inception[1]	5.79%	5.79%

ADVISOR CLASS SHARES[2]

1 Year	-5.68%	-5.68%

Since Inception[1]	6.85%	6.85%

CLASS R SHARES[2]

1 Year	-6.18%	-6.18%

Since Inception[1]	6.31%	6.31%

CLASS K SHARES[2]

1 Year	-5.88%	-5.88%

Since Inception[1]	6.59%	6.59%

CLASS I SHARES[2]

1 Year	-5.69%	-5.69%

Since Inception[1]	6.83%	6.83%

CLASS Z SHARES[2]

1 Year	-5.63%	-5.63%

Since Inception[1]	6.85%	6.85%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.32%, 2.08%, 1.07%, 1.69%, 1.38%, 0.99% and 0.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.69%

Since Inception[1]	3.99%

CLASS C SHARES

1 Year	-9.38%

Since Inception[1]	4.30%

ADVISOR CLASS SHARES[2]

1 Year	-7.60%

Since Inception[1]	5.36%

CLASS R SHARES[2]

1 Year	-8.07%

Since Inception[1]	4.82%

CLASS K SHARES[2]

1 Year	-7.75%

Since Inception[1]	5.12%

CLASS I SHARES[2]

1 Year	-7.55%

Since Inception[1]	5.35%

CLASS Z SHARES[2]

1 Year	-7.61%

Since Inception[1]	5.35%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.53%	-10.50%

Since Inception[1]	6.81%	5.70%

CLASS C SHARES

1 Year	-7.20%	-8.04%

Since Inception[1]	6.05%	6.05%

ADVISOR CLASS SHARES[2]

1 Year	-6.34%	-6.34%

Since Inception[1]	7.07%	7.07%

CLASS R SHARES[2]

1 Year	-6.71%	-6.71%

Since Inception[1]	6.58%	6.58%

CLASS K SHARES[2]

1 Year	-6.50%	-6.50%

Since Inception[1]	6.84%	6.84%

CLASS I SHARES[2]

1 Year	-6.33%	-6.33%

Since Inception[1]	7.06%	7.06%

CLASS Z SHARES[2]

1 Year	-6.31%	-6.31%

Since Inception[1]	7.09%	7.09%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.46%, 2.22%, 1.21%, 1.81%, 1.52%, 1.13% and 1.09% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.38%

Since Inception[1]	4.11%

CLASS C SHARES

1 Year	-9.97%

Since Inception[1]	4.46%

ADVISOR CLASS SHARES[2]

1 Year	-8.28%

Since Inception[1]	5.49%

CLASS R SHARES[2]

1 Year	-8.69%

Since Inception[1]	4.98%

CLASS K SHARES[2]

1 Year	-8.48%

Since Inception[1]	5.23%

CLASS I SHARES[2]

1 Year	-8.31%

Since Inception[1]	5.46%

CLASS Z SHARES[2]

1 Year	-8.22%

Since Inception[1]	5.51%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.67%	-10.63%

Since Inception[1]	6.92%	5.82%

CLASS C SHARES

1 Year	-7.36%	-8.20%

Since Inception[1]	6.12%	6.12%

ADVISOR CLASS SHARES[2]

1 Year	-6.38%	-6.38%

Since Inception[1]	7.19%	7.19%

CLASS R SHARES[2]

1 Year	-6.89%	-6.89%

Since Inception[1]	6.64%	6.64%

CLASS K SHARES[2]

1 Year	-6.67%	-6.67%

Since Inception[1]	6.94%	6.94%

CLASS I SHARES[2]

1 Year	-6.42%	-6.42%

Since Inception[1]	7.17%	7.17%

CLASS Z SHARES[2]

1 Year	-6.41%	-6.41%

Since Inception[1]	7.18%	7.18%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.58%, 2.34%, 1.33%, 1.85%, 1.57%, 1.17% and 1.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.61%

Since Inception[1]	4.15%

CLASS C SHARES

1 Year	-10.18%

Since Inception[1]	4.48%

ADVISOR CLASS SHARES[2]

1 Year	-8.32%

Since Inception[1]	5.54%

CLASS R SHARES[2]

1 Year	-8.86%

Since Inception[1]	5.00%

CLASS K SHARES[2]

1 Year	-8.57%

Since Inception[1]	5.30%

CLASS I SHARES[2]

1 Year	-8.41%

Since Inception[1]	5.53%

CLASS Z SHARES[2]

1 Year	-8.42%

Since Inception[1]	5.52%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.79%	-10.74%

Since Inception[1]	6.95%	5.84%

CLASS C SHARES

1 Year	-7.51%	-8.37%

Since Inception[1]	6.14%	6.14%

ADVISOR CLASS SHARES[2]

1 Year	-6.68%	-6.68%

Since Inception[1]	7.19%	7.19%

CLASS R SHARES[2]

1 Year	-7.08%	-7.08%

Since Inception[1]	6.68%	6.68%

CLASS K SHARES[2]

1 Year	-6.79%	-6.79%

Since Inception[1]	6.93%	6.93%

CLASS I SHARES[2]

1 Year	-6.65%	-6.65%

Since Inception[1]	7.20%	7.20%

CLASS Z SHARES[2]

1 Year	-6.60%	-6.60%

Since Inception[1]	7.21%	7.21%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.88%, 3.69%, 2.61%, 2.56%, 2.25%, 1.68% and 1.83% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14 and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.68%

Since Inception[1]	4.15%

CLASS C SHARES

1 Year	-10.45%

Since Inception[1]	4.46%

ADVISOR CLASS SHARES[2]

1 Year	-8.58%

Since Inception[1]	5.54%

CLASS R SHARES[2]

1 Year	-9.07%

Since Inception[1]	5.01%

CLASS K SHARES[2]

1 Year	-8.86%

Since Inception[1]	5.25%

CLASS I SHARES[2]

1 Year	-8.62%

Since Inception[1]	5.53%

CLASS Z SHARES[2]

1 Year	-8.69%

Since Inception[1]	5.52%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.81%	-10.79%

Since Inception[1]	6.79%	5.68%

CLASS C SHARES

1 Year	-7.57%	-8.42%

Since Inception[1]	6.00%	6.00%

ADVISOR CLASS SHARES[2]

1 Year	-6.63%	-6.63%

Since Inception[1]	7.05%	7.05%

CLASS R SHARES[2]

1 Year	-7.12%	-7.12%

Since Inception[1]	6.53%	6.53%

CLASS K SHARES[2]

1 Year	-6.90%	-6.90%

Since Inception[1]	6.78%	6.78%

CLASS I SHARES[2]

1 Year	-6.63%	-6.63%

Since Inception[1]	7.05%	7.05%

CLASS Z SHARES[2]

1 Year	-6.65%	-6.65%

Since Inception[1]	7.05%	7.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.31%, 3.14%, 2.06%, 2.35%, 2.06%, 1.62% and 1.64% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2019 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.77%

Since Inception[1]	3.99%

CLASS C SHARES

1 Year	-10.40%

Since Inception[1]	4.34%

ADVISOR CLASS SHARES[2]

1 Year	-8.72%

Since Inception[1]	5.36%

CLASS R SHARES[2]

1 Year	-9.13%

Since Inception[1]	4.86%

CLASS K SHARES[2]

1 Year	-8.82%

Since Inception[1]	5.12%

CLASS I SHARES[2]

1 Year	-8.63%

Since Inception[1]	5.38%

CLASS Z SHARES[2]

1 Year	-8.66%

Since Inception[1]	5.39%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$996.70	$2.26	0.45%	$4.18	0.83%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$4.23	0.83%
Class C
Actual	$1,000	$993.10	$6.03	1.20%	$7.94	1.58%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$8.03	1.58%
Advisor Class
Actual	$1,000	$997.40	$1.01	0.20%	$2.92	0.58%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$2.96	0.58%
Class R
Actual	$1,000	$995.50	$3.52	0.70%	$5.43	1.08%
Hypothetical**	$1,000	$1,021.68	$3.57	0.70%	$5.50	1.08%
Class K
Actual	$1,000	$996.30	$2.26	0.45%	$4.18	0.83%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$4.23	0.83%
Class I
Actual	$1,000	$997.60	$1.01	0.20%	$2.92	0.58%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$2.96	0.58%
Class Z
Actual	$1,000	$996.90	$1.01	0.20%	$2.92	0.58%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$2.96	0.58%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$990.90	$2.01	0.40%	$4.27	0.85%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.33	0.85%
Class C
Actual	$1,000	$986.90	$5.76	1.15%	$8.01	1.60%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%	$8.13	1.60%
Advisor Class
Actual	$1,000	$991.40	$0.75	0.15%	$3.01	0.60%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.06	0.60%
Class R
Actual	$1,000	$989.50	$3.26	0.65%	$5.52	1.10%
Hypothetical**	$1,000	$1,021.93	$3.31	0.65%	$5.60	1.10%
Class K
Actual	$1,000	$990.00	$2.01	0.40%	$4.26	0.85%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.33	0.85%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$991.90	$0.75	0.15%	$3.01	0.60%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.06	0.60%
Class Z
Actual	$1,000	$991.80	$0.75	0.15%	$3.01	0.60%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.06	0.60%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$985.70	$1.75	0.35%	$4.20	0.84%
Hypothetical**	$1,000	$1,023.44	$1.79	0.35%	$4.28	0.84%
Class C
Actual	$1,000	$982.00	$5.55	1.11%	$7.99	1.60%
Hypothetical**	$1,000	$1,019.61	$5.65	1.11%	$8.13	1.60%
Advisor Class
Actual	$1,000	$987.70	$0.55	0.11%	$3.01	0.60%
Hypothetical**	$1,000	$1,024.65	$0.56	0.11%	$3.06	0.60%
Class R
Actual	$1,000	$984.40	$3.05	0.61%	$5.50	1.10%
Hypothetical**	$1,000	$1,022.13	$3.11	0.61%	$5.60	1.10%
Class K
Actual	$1,000	$986.20	$1.80	0.36%	$4.26	0.85%
Hypothetical**	$1,000	$1,023.39	$1.84	0.36%	$4.33	0.85%
Class I
Actual	$1,000	$986.20	$0.55	0.11%	$3.00	0.60%
Hypothetical**	$1,000	$1,024.65	$0.56	0.11%	$3.06	0.60%
Class Z
Actual	$1,000	$987.30	$0.60	0.12%	$3.06	0.61%
Hypothetical**	$1,000	$1,022.13	$0.61	0.12%	$3.11	0.61%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$980.80	$1.85	0.37%	$4.19	0.84%
Hypothetical**	$1,000	$1,023.34	$1.89	0.37%	$4.28	0.84%

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$976.60	$5.58	1.12%	$7.92	1.59%
Hypothetical**	$1,000	$1,019.56	$5.70	1.12%	$8.08	1.59%
Advisor Class
Actual	$1,000	$982.70	$0.60	0.12%	$2.95	0.59%
Hypothetical**	$1,000	$1,024.60	$0.61	0.12%	$3.01	0.59%
Class R
Actual	$1,000	$978.80	$3.09	0.62%	$5.44	1.09%
Hypothetical**	$1,000	$1,022.08	$3.16	0.62%	$5.55	1.09%
Class K
Actual	$1,000	$980.60	$1.85	0.37%	$4.19	0.84%
Hypothetical**	$1,000	$1,023.34	$1.89	0.37%	$4.28	0.84%
Class I
Actual	$1,000	$981.50	$0.60	0.12%	$2.95	0.59%
Hypothetical**	$1,000	$1,024.60	$0.61	0.12%	$3.01	0.59%
Class Z
Actual	$1,000	$982.60	$0.60	0.12%	$2.95	0.59%
Hypothetical**	$1,000	$1,024.60	$0.61	0.12%	$3.01	0.59%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$975.00	$1.89	0.38%	$4.13	0.83%
Hypothetical**	$1,000	$1,023.29	$1.94	0.38%	$4.23	0.83%
Class C
Actual	$1,000	$970.80	$5.61	1.13%	$7.85	1.58%
Hypothetical**	$1,000	$1,019.51	$5.75	1.13%	$8.03	1.58%
Advisor Class
Actual	$1,000	$976.00	$0.65	0.13%	$2.89	0.58%
Hypothetical**	$1,000	$1,024.55	$0.66	0.13%	$2.96	0.58%
Class R
Actual	$1,000	$973.60	$3.08	0.62%	$5.32	1.07%
Hypothetical**	$1,000	$1,022.08	$3.16	0.62%	$5.45	1.07%
Class K
Actual	$1,000	$974.60	$1.89	0.38%	$4.13	0.83%
Hypothetical**	$1,000	$1,023.29	$1.94	0.38%	$4.23	0.83%
Class I
Actual	$1,000	$975.80	$0.65	0.13%	$2.89	0.58%
Hypothetical**	$1,000	$1,024.55	$0.66	0.13%	$2.96	0.58%
Class Z
Actual	$1,000	$976.70	$0.60	0.12%	$2.84	0.57%
Hypothetical**	$1,000	$1,024.60	$0.61	0.12%	$2.91	0.57%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$968.50	$1.94	0.39%	$4.07	0.82%
Hypothetical**	$1,000	$1,023.24	$1.99	0.39%	$4.18	0.82%
Class C
Actual	$1,000	$965.50	$5.65	1.14%	$7.78	1.57%
Hypothetical**	$1,000	$1,019.46	$5.80	1.14%	$7.98	1.57%
Advisor Class
Actual	$1,000	$969.80	$0.70	0.14%	$2.83	0.57%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.91	0.57%
Class R
Actual	$1,000	$967.20	$3.17	0.64%	$5.31	1.07%
Hypothetical**	$1,000	$1,021.98	$3.26	0.64%	$5.45	1.07%
Class K
Actual	$1,000	$969.30	$1.94	0.39%	$4.07	0.82%
Hypothetical**	$1,000	$1,023.24	$1.99	0.39%	$4.18	0.82%
Class I
Actual	$1,000	$970.10	$0.70	0.14%	$2.83	0.57%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.91	0.57%
Class Z
Actual	$1,000	$969.30	$0.69	0.14%	$2.83	0.57%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.91	0.57%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$963.70	$1.93	0.39%	$4.01	0.81%
Hypothetical**	$1,000	$1,023.24	$1.99	0.39%	$4.13	0.81%
Class C
Actual	$1,000	$960.10	$5.63	1.14%	$7.71	1.56%
Hypothetical**	$1,000	$1,019.46	$5.80	1.14%	$7.93	1.56%
Advisor Class
Actual	$1,000	$964.80	$0.69	0.14%	$2.77	0.56%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.85	0.56%
Class R
Actual	$1,000	$962.70	$3.17	0.64%	$5.24	1.06%
Hypothetical**	$1,000	$1,021.98	$3.26	0.64%	$5.40	1.06%
Class K
Actual	$1,000	$963.30	$1.93	0.39%	$4.01	0.81%
Hypothetical**	$1,000	$1,023.24	$1.99	0.39%	$4.13	0.81%

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$964.20	$0.69	0.14%	$2.77	0.56%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.85	0.56%
Class Z
Actual	$1,000	$965.00	$0.69	0.14%	$2.77	0.56%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$2.85	0.56%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$958.10	$1.97	0.40%	$3.95	0.80%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.08	0.80%
Class C
Actual	$1,000	$954.60	$5.67	1.15%	$7.64	1.55%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%	$7.88	1.55%
Advisor Class
Actual	$1,000	$958.50	$0.74	0.15%	$2.72	0.55%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$2.80	0.55%
Class R
Actual	$1,000	$957.00	$3.21	0.65%	$5.18	1.05%
Hypothetical**	$1,000	$1,021.93	$3.31	0.65%	$5.35	1.05%
Class K
Actual	$1,000	$958.30	$1.97	0.40%	$3.95	0.80%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.08	0.80%
Class I
Actual	$1,000	$958.30	$0.74	0.15%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$2.80	0.55%
Class Z
Actual	$1,000	$958.60	$0.74	0.15%	$2.72	0.55%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$2.80	0.55%
AB Multi-Manager Select 2045 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$956.40	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$953.10	$5.71	1.16%	$7.63	1.55%
Hypothetical**	$1,000	$1,019.36	$5.90	1.16%	$7.88	1.55%
Advisor Class
Actual	$1,000	$957.70	$0.74	0.15%	$2.66	0.54%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$2.75	0.54%
Class R
Actual	$1,000	$954.80	$3.20	0.65%	$5.12	1.04%
Hypothetical**	$1,000	$1,021.93	$3.31	0.65%	$5.30	1.04%
Class K
Actual	$1,000	$956.10	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%
Class I
Actual	$1,000	$957.00	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%
Class Z
Actual	$1,000	$1,000.00	$0.81	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$954.70	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%
Class C
Actual	$1,000	$951.30	$5.71	1.16%	$7.62	1.55%
Hypothetical**	$1,000	$1,019.36	$5.90	1.16%	$7.88	1.55%
Advisor Class
Actual	$1,000	$955.70	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%
Class R
Actual	$1,000	$953.70	$3.25	0.66%	$5.17	1.05%
Hypothetical**	$1,000	$1,021.88	$3.36	0.66%	$5.35	1.05%
Class K
Actual	$1,000	$955.00	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%
Class I
Actual	$1,000	$956.00	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%
Class Z
Actual	$1,000	$956.20	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$953.80	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%
Class C
Actual	$1,000	$950.10	$5.70	1.16%	$7.62	1.55%
Hypothetical**	$1,000	$1,019.36	$5.90	1.16%	$7.88	1.55%
Advisor Class
Actual	$1,000	$954.70	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%
Class R
Actual	$1,000	$952.50	$3.25	0.66%	$5.17	1.05%
Hypothetical**	$1,000	$1,021.88	$3.36	0.66%	$5.35	1.05%
Class K
Actual	$1,000	$953.90	$2.02	0.41%	$3.94	0.80%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.08	0.80%
Class I
Actual	$1,000	$954.70	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%
Class Z
Actual	$1,000	$954.80	$0.79	0.16%	$2.71	0.55%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$2.80	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incur no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,509

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $17,066

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $45,021

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $100,158

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $155,365

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $126,309

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $121,650

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $75,553

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $65,525

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $29,157

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $33,315

1

All data are as of January 31, 2019. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Real Return Portfolio – Class Z(b)	45,672	$381,362
AB Bond Inflation Strategy Portfolio – Class Z(b)	83,719	876,542
AB Global Bond Fund, Inc. – Class Z(b)	203,967	1,690,890
AB Global Real Estate Investment Fund II – Class I(b)	8,628	96,804
AB High Income Fund, Inc. – Class Z(b)	30,965	250,509
AB Relative Value Fund – Class Z(b)	32,967	172,746
AB Unconstrained Bond Fund, Inc. – Class Z(b)	59,618	495,426
AQR Equity Market Neutral Fund – Class R6	11,396	122,398
AQR International Defensive Style Fund – Class R6	30,248	376,287
AQR Large Cap Defensive Style Fund – Class R6	19,296	383,408
Baird Short Term Bond Fund	103,638	995,963
BlackRock Total Return Bond Fund – Class K	66,259	752,035
Boston Partners Long/Short Research Fund – Class INS	16,682	251,729
DFA Commodity Strategy Portfolio	44,956	246,358
iShares Core S&P 500 ETF	2,796	759,254
PIMCO Real Return Fund	57,945	622,335
Schwab US Dividend Equity ETF	12,692	632,189
T. Rowe Price International Funds – International Discovery Fund – Class I	2,123	126,914
Vanguard FTSE Developed Markets ETF	6,145	245,001
Vanguard FTSE Emerging Markets ETF	3,051	127,471
Vanguard Short-Term Bond ETF	19,625	1,551,552
Vanguard Total Bond Market ETF	16,442	1,316,840

Total Investment Companies (cost $12,573,481)		12,474,013

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $20,402)	20,402	20,402

Total Investments – 99.9% (cost $12,593,883)		12,494,415
Other assets less liabilities – 0.1%		14,540

Net Assets – 100.0%		$12,508,955

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.1%
Funds and Investment Trusts – 99.1%(a)
AB All Market Real Return Portfolio – Class Z(b)	63,496	$530,191
AB Bond Inflation Strategy Portfolio – Class Z(b)	142,536	1,492,352
AB Discovery Value Fund – Class Z(b)	9,592	181,865
AB Global Bond Fund, Inc. – Class Z(b)	319,032	2,644,773
AB Global Real Estate Investment Fund II – Class I(b)	12,056	135,272
AB High Income Fund, Inc. – Class Z(b)	63,265	511,812
AB Relative Value Fund – Class Z(b)	46,580	244,079
AB Unconstrained Bond Fund, Inc. – Class Z(b)	39,727	330,133
AQR Equity Market Neutral Fund – Class R6	15,189	163,131
AQR International Defensive Style Fund – Class R6	41,874	520,914
AQR Large Cap Defensive Style Fund – Class R6	26,556	527,665
AQR Style Premia Alternative Fund – Class R6	35,903	327,793
Baird Short Term Bond Fund	68,293	656,299
BlackRock Total Return Bond Fund – Class K	87,488	992,994
Boston Partners Long/Short Research Fund – Class INS	22,716	342,789
DFA Commodity Strategy Portfolio	61,261	335,712
iShares Core S&P 500 ETF	7,002	1,901,393
MFS Institutional International Equity Fund	7,294	172,651
PIMCO Real Return Fund	77,230	829,446
Schwab US Dividend Equity ETF	17,595	876,407
T. Rowe Price Emerging Markets Stock Fund – Class I	4,356	182,311
T. Rowe Price International Funds – International Discovery Fund – Class I	2,984	178,383
Vanguard FTSE Developed Markets ETF	8,411	335,347
Vanguard FTSE Emerging Markets ETF	4,239	177,105
Vanguard Short-Term Bond ETF	8,299	656,119
Vanguard Total Bond Market ETF	20,793	1,665,311

Total Investment Companies (cost $17,114,126)		16,912,247

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $128,825)	128,825	128,825

Total Investments – 99.9% (cost $17,242,951)		17,041,072
Other assets less liabilities – 0.1%		24,479

Net Assets – 100.0%		$17,065,551

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	226,049	$1,887,512
AB Bond Inflation Strategy Portfolio – Class Z(b)	374,285	3,918,765
AB Discovery Growth Fund, Inc. – Class Z(b)	46,609	494,983
AB Discovery Value Fund – Class Z(b)	26,137	495,559
AB Global Bond Fund, Inc. – Class Z(b)	730,945	6,059,537
AB Global Real Estate Investment Fund II – Class I(b)	32,850	368,580
AB High Income Fund, Inc. – Class Z(b)	221,995	1,795,936
AB Relative Value Fund – Class Z(b)	122,392	641,336
AB Unconstrained Bond Fund, Inc. – Class Z(b)	105,969	880,605
AQR Equity Market Neutral Fund – Class R6	41,398	444,615
AQR International Defensive Style Fund – Class R6	147,676	1,837,093
AQR Large Cap Defensive Style Fund – Class R6	69,639	1,383,732
AQR Style Premia Alternative Fund – Class R6	144,024	1,314,937
BlackRock Total Return Bond Fund – Class K	228,737	2,596,165
Boston Partners Long/Short Research Fund – Class INS	60,084	906,663
DFA Commodity Strategy Portfolio	245,540	1,345,559
iShares Core S&P 500 ETF	20,074	5,451,095
MFS Institutional International Equity Fund	38,709	916,234
PIMCO Real Return Fund	242,718	2,606,787
Schwab US Dividend Equity ETF	46,142	2,298,333
T. Rowe Price Emerging Markets Stock Fund – Class I	23,125	967,765
T. Rowe Price International Funds – International Discovery Fund – Class I	7,810	466,933
Vanguard FTSE Developed Markets ETF	22,108	881,446
Vanguard FTSE Emerging Markets ETF	11,620	485,484
Vanguard Short-Term Bond ETF	11,033	872,269
Vanguard Total Bond Market ETF	43,621	3,493,606

Total Investment Companies (cost $45,500,495)		44,811,529

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $89,079)	89,079	89,079

Total Investments – 99.7% (cost $45,589,574)		44,900,608
Other assets less liabilities – 0.3%		120,698

Net Assets – 100.0%		$45,021,306

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2015 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 101.7%
Funds and Investment Trusts – 101.7%(a)
AB All Market Real Return Portfolio – Class Z(b)	496,745	$4,147,821
AB Bond Inflation Strategy Portfolio – Class Z(b)	670,985	7,025,212
AB Discovery Growth Fund, Inc. – Class Z(b)	103,819	1,102,554
AB Discovery Value Fund – Class Z(b)	112,663	2,136,083
AB Global Bond Fund, Inc. – Class Z(b)	1,390,959	11,531,051
AB Global Real Estate Investment Fund II – Class I(b)	71,894	806,647
AB High Income Fund, Inc. – Class Z(b)	625,555	5,060,741
AB Relative Value Fund – Class Z(b)	471,409	2,470,184
AB Unconstrained Bond Fund, Inc. – Class Z(b)	236,916	1,968,775
AQR Equity Market Neutral Fund – Class R6	187,715	2,016,064
AQR International Defensive Style Fund – Class R6	387,142	4,816,052
AQR Large Cap Defensive Style Fund – Class R6	169,303	3,364,058
AQR Style Premia Alternative Fund – Class R6	222,311	2,029,699
BlackRock Total Return Bond Fund – Class K	354,050	4,018,465
Boston Partners Long/Short Research Fund – Class INS	133,445	2,013,679
DFA Commodity Strategy Portfolio	547,978	3,002,919
iShares Core S&P 500 ETF	54,874	14,901,035
MFS Institutional International Equity Fund	87,212	2,064,306
PIMCO Real Return Fund	560,545	6,020,256
Schwab US Dividend Equity ETF	113,147	5,635,852
T. Rowe Price Emerging Markets Stock Fund – Class I	51,958	2,174,424
T. Rowe Price International Funds – International Discovery Fund – Class I	17,790	1,063,638
Vanguard FTSE Developed Markets ETF	61,791	2,463,607
Vanguard FTSE Emerging Markets ETF	25,628	1,070,738
Vanguard Total Bond Market ETF	111,203	8,906,248

Total Investment Companies (cost $103,170,893)		101,810,108

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $423,981)	423,981	423,981

Total Investments – 102.1% (cost $103,594,874)		102,234,089
Other assets less liabilities – (2.1)%		(2,076,227)

Net Assets – 100.0%		$100,157,862

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	562,044	$4,693,064
AB Bond Inflation Strategy Portfolio – Class Z(b)	582,283	6,096,506
AB Discovery Growth Fund, Inc. – Class Z(b)	301,096	3,197,635
AB Discovery Value Fund – Class Z(b)	167,093	3,168,084
AB Global Bond Fund, Inc. – Class Z(b)	1,936,132	16,050,534
AB Global Real Estate Investment Fund II – Class I(b)	242,953	2,725,930
AB High Income Fund, Inc. – Class Z(b)	1,351,740	10,935,579
AB Relative Value Fund – Class Z(b)	1,004,011	5,261,020
AB Unconstrained Bond Fund, Inc. – Class Z(b)	367,987	3,057,971
AQR Equity Market Neutral Fund – Class R6	277,377	2,979,029
AQR International Defensive Style Fund – Class R6	593,514	7,383,321
AQR Large Cap Defensive Style Fund – Class R6	258,195	5,130,336
AQR Style Premia Alternative Fund – Class R6	333,447	3,044,370
BlackRock Total Return Bond Fund – Class K	267,666	3,038,005
Boston Partners Long/Short Research Fund – Class INS	310,281	4,682,149
DFA Commodity Strategy Portfolio	851,012	4,663,549
iShares Core S&P 500 ETF	95,611	25,963,167
MFS Institutional International Equity Fund	131,248	3,106,640
PIMCO Real Return Fund	425,619	4,571,144
Schwab US Dividend Equity ETF	174,254	8,679,592
T. Rowe Price Emerging Markets Stock Fund – Class I	76,912	3,218,758
T. Rowe Price International Funds – International Discovery Fund – Class I	52,188	3,120,300
Vanguard FTSE Developed Markets ETF	210,656	8,398,855
Vanguard FTSE Emerging Markets ETF	37,857	1,581,665
Vanguard Total Bond Market ETF	129,743	10,391,117

Total Investments – 99.9% (cost $157,497,304)		155,138,320
Other assets less liabilities – 0.1%		226,680

Net Assets – 100.0%		$155,365,000

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
Funds and Investment Trusts – 100.0%(a)
AB All Market Real Return Portfolio – Class Z(b)	303,441	$2,533,732
AB Bond Inflation Strategy Portfolio – Class Z(b)	119,080	1,246,768
AB Discovery Growth Fund, Inc. – Class Z(b)	244,601	2,597,663
AB Discovery Value Fund – Class Z(b)	200,121	3,794,304
AB Global Bond Fund, Inc. – Class Z(b)	1,066,644	8,842,481
AB Global Real Estate Investment Fund II – Class I(b)	206,109	2,312,545
AB High Income Fund, Inc. – Class Z(b)	1,246,035	10,080,422
AB Relative Value Fund – Class Z(b)	1,293,264	6,776,703
AB Unconstrained Bond Fund, Inc. – Class Z(b)	149,071	1,238,778
AQR Equity Market Neutral Fund – Class R6	347,097	3,727,827
AQR International Defensive Style Fund – Class R6	557,593	6,936,462
AQR Large Cap Defensive Style Fund – Class R6	286,822	5,699,151
AQR Style Premia Alternative Fund – Class R6	135,344	1,235,689
BlackRock Total Return Bond Fund – Class K	109,634	1,244,344
Boston Partners Long/Short Research Fund – Class INS	417,175	6,295,168
DFA Commodity Strategy Portfolio	456,999	2,504,354
Franklin Growth Fund – Class R6	13,225	1,297,485
iShares Core S&P 500 ETF	84,551	22,959,824
MFS Institutional International Equity Fund	106,283	2,515,722
PIMCO Real Return Fund	116,139	1,247,328
Schwab US Dividend Equity ETF	126,720	6,311,923
T. Rowe Price Emerging Markets Stock Fund – Class I	63,509	2,657,849
T. Rowe Price International Funds – International Discovery Fund – Class I	42,895	2,564,677
Vanguard FTSE Developed Markets ETF	222,469	8,869,839
Vanguard FTSE Emerging Markets ETF	62,488	2,610,749
Vanguard Total Bond Market ETF	102,884	8,239,980

Total Investment Companies (cost $128,390,564)		126,341,767

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $281,311)	281,311	281,311

Total Investments – 100.2% (cost $128,671,875)		126,623,078
Other assets less liabilities – (0.2)%		(313,683)

Net Assets – 100.0%		$126,309,395

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2030 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
Funds and Investment Trusts – 100.3%(a)
AB All Market Real Return Portfolio – Class Z(b)	291,783	$2,436,386
AB Discovery Growth Fund, Inc. – Class Z(b)	352,857	3,747,345
AB Discovery Value Fund – Class Z(b)	192,441	3,648,684
AB Global Bond Fund, Inc. – Class Z(b)	893,914	7,410,547
AB Global Real Estate Investment Fund II – Class I(b)	195,132	2,189,386
AB High Income Fund, Inc. – Class Z(b)	906,587	7,334,289
AB Relative Value Fund – Class Z(b)	1,243,627	6,516,607
AQR Equity Market Neutral Fund – Class R6	338,880	3,639,565
AQR International Defensive Style Fund – Class R6	540,475	6,723,510
AQR Large Cap Defensive Style Fund – Class R6	279,311	5,549,908
AQR Style Premia Alternative Fund – Class R6	128,600	1,174,115
Boston Partners Long/Short Research Fund – Class INS	401,574	6,059,742
DFA Commodity Strategy Portfolio	437,824	2,399,277
Franklin Growth Fund – Class R6	25,752	2,526,484
iShares Core S&P 500 ETF	99,041	26,894,584
MFS Institutional International Equity Fund	207,022	4,900,208
Schwab US Dividend Equity ETF	97,373	4,850,149
T. Rowe Price Emerging Markets Stock Fund – Class I	59,775	2,501,598
T. Rowe Price International Funds – International Discovery Fund – Class I	41,760	2,496,847
Vanguard FTSE Developed Markets ETF	273,329	10,897,627
Vanguard FTSE Emerging Markets ETF	59,385	2,481,106
Vanguard Total Bond Market ETF	69,743	5,585,717

Total Investment Companies (cost $123,180,184)		121,963,681

SHORT-TERM INVESTMENTS – 0.5%
INVESTMENT COMPANIES – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $675,102)	675,102	675,102

Total Investments – 100.8% (cost $123,855,286)		122,638,783
Other assets less liabilities – (0.8)%		(989,260)

Net Assets – 100.0%		$121,649,523

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	90,687	$757,233
AB Discovery Growth Fund, Inc. – Class Z(b)	224,667	2,385,967
AB Discovery Value Fund – Class Z(b)	164,390	3,116,834
AB Global Bond Fund, Inc. – Class Z(b)	364,169	3,018,958
AB Global Real Estate Investment Fund II – Class I(b)	120,529	1,352,336
AB High Income Fund, Inc. – Class Z(b)	180,727	1,462,078
AB Relative Value Fund – Class Z(b)	1,001,119	5,245,864
AQR Equity Market Neutral Fund – Class R6	138,403	1,486,453
AQR International Defensive Style Fund – Class R6	269,589	3,353,686
AQR Large Cap Defensive Style Fund – Class R6	94,853	1,884,739
Boston Partners Long/Short Research Fund – Class INS	248,707	3,752,985
DFA Commodity Strategy Portfolio	262,453	1,438,241
Franklin Growth Fund – Class R6	15,765	1,546,743
iShares Core S&P 500 ETF	64,762	17,586,121
MFS Institutional International Equity Fund	190,741	4,514,830
MFS Value Fund – Class R5	27,894	1,062,781
Schwab US Dividend Equity ETF	60,991	3,037,962
T. Rowe Price Emerging Markets Stock Fund – Class I	55,997	2,343,466
T. Rowe Price International Funds – International Discovery Fund – Class I	37,646	2,250,860
Vanguard FTSE Developed Markets ETF	205,977	8,212,303
Vanguard FTSE Emerging Markets ETF	54,938	2,295,310
Vanguard Total Bond Market ETF	42,318	3,389,249

Total Investment Companies (cost $76,358,825)		75,494,999

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $606,398)	606,398	606,398

Total Investments – 100.7% (cost $76,965,223)		76,101,397
Other assets less liabilities – (0.7)%		(548,020)

Net Assets – 100.0%		$75,553,377

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2040 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	193,996	$2,060,243
AB Discovery Value Fund – Class Z(b)	140,598	2,665,739
AB Global Bond Fund, Inc. – Class Z(b)	316,644	2,624,980
AB Global Real Estate Investment Fund II – Class I(b)	104,763	1,175,436
AB Relative Value Fund – Class Z(b)	870,339	4,560,575
AQR Equity Market Neutral Fund – Class R6	118,941	1,277,424
AQR International Defensive Style Fund – Class R6	183,438	2,281,971
AQR Large Cap Defensive Style Fund – Class R6	48,309	959,909
Boston Partners Long/Short Research Fund – Class INS	214,461	3,236,212
DFA Commodity Strategy Portfolio	234,516	1,285,149
Franklin Growth Fund – Class R6	26,727	2,622,139
iShares Core S&P 500 ETF	60,349	16,387,771
MFS Institutional International Equity Fund	192,284	4,551,366
MFS Value Fund – Class R5	24,260	924,305
Schwab US Dividend Equity ETF	39,390	1,962,016
T. Rowe Price Emerging Markets Stock Fund – Class I	48,307	2,021,641
T. Rowe Price International Funds – International Discovery Fund – Class I	32,957	1,970,505
Vanguard FTSE Developed Markets ETF	196,655	7,840,635
Vanguard FTSE Emerging Markets ETF	63,994	2,673,669
Vanguard Total Bond Market ETF	28,760	2,303,388

Total Investment Companies (cost $65,879,992)		65,385,073

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $139,324)	139,324	139,324

Total Investments – 100.0% (cost $66,019,316)		65,524,397
Other assets less liabilities – 0.0%		885

Net Assets – 100.0%		$65,525,282

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2045 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	83,610	$887,943
AB Discovery Value Fund – Class Z(b)	61,889	1,173,412
AB Global Bond Fund, Inc. – Class Z(b)	139,105	1,153,183
AB Global Real Estate Investment Fund II – Class I(b)	45,461	510,073
AB Relative Value Fund – Class Z(b)	391,938	2,053,756
AQR Equity Market Neutral Fund – Class R6	53,571	575,350
AQR International Defensive Style Fund – Class R6	59,004	734,015
AQR Large Cap Defensive Style Fund – Class R6	21,721	431,601
Boston Partners Long/Short Research Fund – Class INS	96,579	1,457,370
DFA Commodity Strategy Portfolio	103,356	566,391
Franklin Growth Fund – Class R6	15,021	1,473,751
iShares Core S&P 500 ETF	28,180	7,652,279
MFS Institutional International Equity Fund	98,213	2,324,704
MFS Value Fund – Class R5	10,927	416,304
Schwab US Dividend Equity ETF	5,909	294,327
T. Rowe Price Emerging Markets Stock Fund – Class I	21,164	885,702
T. Rowe Price International Funds – International Discovery Fund – Class I	14,616	873,896
Vanguard FTSE Developed Markets ETF	94,528	3,768,831
Vanguard FTSE Emerging Markets ETF	28,285	1,181,747
Vanguard Total Bond Market ETF	9,644	772,388

Total Investment Companies (cost $29,704,433)		29,187,023

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $47,642)	47,642	47,642

Total Investments – 100.3% (cost $29,752,075)		29,234,665
Other assets less liabilities – (0.3)%		(77,689)

Net Assets – 100.0%		$29,156,976

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2050 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)	98,444	$1,045,481
AB Discovery Value Fund – Class Z(b)	71,354	1,352,872
AB Global Bond Fund, Inc. – Class Z(b)	156,940	1,301,031
AB Global Real Estate Investment Fund II – Class I(b)	52,840	592,871
AB Relative Value Fund – Class Z(b)	442,945	2,321,031
AQR Equity Market Neutral Fund – Class R6	60,197	646,515
AQR International Defensive Style Fund – Class R6	38,984	484,961
AQR Large Cap Defensive Style Fund – Class R6	8,555	169,994
Boston Partners Long/Short Research Fund – Class INS	109,278	1,649,004
DFA Commodity Strategy Portfolio	117,157	642,020
Franklin Growth Fund – Class R6	16,952	1,663,125
iShares Core S&P 500 ETF	33,155	9,003,240
MFS Institutional International Equity Fund	126,250	2,988,334
MFS Value Fund – Class R5	12,048	459,019
Schwab US Dividend Equity ETF	6,497	323,616
T. Rowe Price Emerging Markets Stock Fund – Class I	24,423	1,022,092
T. Rowe Price International Funds – International Discovery Fund – Class I	16,494	986,168
Vanguard FTSE Developed Markets ETF	107,980	4,305,163
Vanguard FTSE Emerging Markets ETF	32,039	1,338,589
Vanguard Total Bond Market ETF	10,884	871,699

Total Investment Companies (cost $33,705,334)		33,166,825

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(a)(b)(c) (cost $153,171)	153,171	153,171

Total Investments – 100.0% (cost $33,858,505)		33,319,996
Other assets less liabilities – 0.0%		(5,222)

Net Assets – 100.0%		$33,314,774

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2055 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

STATEMENT OF ASSETS & LIABILITIES

January 31, 2019 (unaudited)

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $8,542,177)	$8,509,734
Affiliated issuers (cost $4,051,706)	3,984,681
Cash	2,794
Receivable due from Adviser	23,218
Affiliated dividends receivable	5,380
Unaffiliated dividends receivable	3,060
Receivable for capital stock sold	2,636

Total assets	12,531,503

Liabilities
Payable for capital stock redeemed	9,193
Payable for investments purchased	5,347
Distribution fee payable	2,606
Directors’ fees payable	2,429
Transfer Agent fee payable	1,500
Accrued expenses	1,473

Total liabilities	22,548

Net Assets	$12,508,955

Composition of Net Assets
Capital stock, at par	$125
Additional paid-in capital	12,692,554
Accumulated loss	(183,724)

$12,508,955

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$385,760	35,748	$10.79	*

C	$125,886	12,005	$10.49

Advisor	$527,480	49,165	$10.73

R	$412,740	41,768	$9.88

K	$10,741,980	1,082,331	$9.92

I	$11,245	1,108	$10.15

Z	$303,864	30,650	$9.91

*	The maximum offering price per share for Class A shares was $11.27 which reflects a sales charge of 4.25%.

See notes to financial statements.

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $10,894,651)	$10,841,770
Affiliated issuers (cost $6,348,300)	6,199,302
Cash	1,850
Receivable due from Adviser	23,152
Affiliated dividends receivable	9,078
Unaffiliated dividends receivable	4,069
Receivable for capital stock sold	3,103

Total assets	17,082,324

Liabilities
Payable for investments purchased	8,873
Distribution fee payable	3,341
Directors’ fees payable	2,429
Transfer Agent fee payable	1,058
Payable for capital stock redeemed	230
Accrued expenses	842

Total liabilities	16,773

Net Assets	$17,065,551

Composition of Net Assets
Capital stock, at par	$171
Additional paid-in capital	17,187,704
Accumulated loss	(122,324)

$17,065,551

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$497,800	47,249	$10.54	*

C	$56,359	5,343	$10.55

Advisor	$1,381,533	132,294	$10.44

R	$357,002	35,968	$9.93

K	$14,698,957	1,485,747	$9.89

I	$63,685	6,455	$9.87

Z	$10,215	1,035	$9.87

*	The maximum offering price per share for Class A shares was $11.01 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $28,495,289)	$28,268,716
Affiliated issuers (cost $17,094,285)	16,631,892
Cash	2,083
Receivable for capital stock sold	108,007
Receivable due from Adviser	24,555
Affiliated dividends receivable	24,291
Unaffiliated dividends receivable	11,132

Total assets	45,070,676

Liabilities
Payable for investments purchased	24,005
Payable for capital stock redeemed	12,690
Distribution fee payable	7,904
Directors’ fees payable	2,429
Transfer Agent fee payable	1,720
Accrued expenses	622

Total liabilities	49,370

Net Assets	$45,021,306

Composition of Net Assets
Capital stock, at par	$456
Additional paid-in capital	45,126,460
Accumulated loss	(105,610)

$45,021,306

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,189,017	118,101	$10.07	*

C	$536,316	53,576	$10.01

Advisor	$4,373,735	429,665	$10.18

R	$285,451	29,003	$9.84

K	$34,131,090	3,469,399	$9.84

I	$4,398,423	447,705	$9.82

Z	$107,274	10,959	$9.79

*	The maximum offering price per share for Class A shares was $10.52 which reflects a sales charge of 4.25%.

See notes to financial statements.

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $65,651,304)	$65,561,040
Affiliated issuers (cost $37,943,570)	36,673,049
Cash	4,656
Affiliated dividends receivable	56,125
Receivable for capital stock sold	28,921
Receivable due from Adviser	28,139
Unaffiliated dividends receivable	18,817

Total assets	102,370,747

Liabilities
Payable for capital stock redeemed	2,122,189
Payable for investments purchased	55,042
Distribution fee payable	21,814
Transfer Agent fee payable	4,253
Directors’ fees payable	2,429
Accrued expenses	7,158

Total liabilities	2,212,885

Net Assets	$100,157,862

Composition of Net Assets
Capital stock, at par	$1,005
Additional paid-in capital	100,406,237
Accumulated loss	(249,380)

$100,157,862

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,497,509	442,869	$10.16	*

C	$1,216,375	120,782	$10.07

Advisor	$4,344,513	427,736	$10.16

R	$5,071,818	512,197	$9.90

K	$84,167,605	8,461,847	$9.95

I	$182,197	17,863	$10.20

Z	$677,845	68,363	$9.92

*	The maximum offering price per share for Class A shares was $10.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $100,278,327)	$99,951,997
Affiliated issuers (cost $57,218,977)	55,186,323
Receivable for investments sold	477,968
Affiliated dividends receivable	100,451
Receivable for capital stock sold	55,761
Receivable due from Adviser	33,166
Unaffiliated dividends receivable	14,396

Total assets	155,820,062

Liabilities
Due to custodian	28,004
Payable for capital stock redeemed	273,789
Payable for investments purchased	98,754
Distribution fee payable	32,637
Transfer Agent fee payable	6,610
Directors’ fees payable	2,429
Accrued expenses	12,839

Total liabilities	455,062

Net Assets	$155,365,000

Composition of Net Assets
Capital stock, at par	$1,533
Additional paid-in capital	154,651,783
Distributable earnings	711,684

$155,365,000

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,357,233	421,074	$10.35	*

C	$505,131	49,042	$10.30

Advisor	$7,441,703	719,188	$10.35

R	$7,915,988	788,556	$10.04

K	$132,900,676	13,127,790	$10.12

I	$1,372,901	135,426	$10.14

Z	$871,368	86,312	$10.10

*	The maximum offering price per share for Class A shares was $10.81 which reflects a sales charge of 4.25%.

See notes to financial statements.

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $87,173,046)	$86,918,371
Affiliated issuers (cost $41,498,829)	39,704,707
Cash	2,930
Receivable for capital stock sold	181,687
Affiliated dividends receivable	79,448
Receivable due from Adviser	29,334
Unaffiliated dividends receivable	5,295

Total assets	126,921,772

Liabilities
Payable for capital stock redeemed	491,016
Payable for investments purchased	77,272
Distribution fee payable	25,769
Transfer Agent fee payable	5,189
Directors’ fees payable	2,429
Accrued expenses	10,702

Total liabilities	612,377

Net Assets	$126,309,395

Composition of Net Assets
Capital stock, at par	$1,219
Additional paid-in capital	126,100,497
Distributable earnings	207,679

$126,309,395

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,220,895	683,164	$10.57	*

C	$1,636,170	156,445	$10.46

Advisor	$7,505,379	709,966	$10.57

R	$3,415,830	332,048	$10.29

K	$104,207,694	10,081,141	$10.34

I	$2,042,747	197,237	$10.36

Z	$280,680	27,193	$10.32

*	The maximum offering price per share for Class A shares was $11.04 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $88,320,027)	$88,680,437
Affiliated issuers (cost $35,535,259)	33,958,346
Affiliated dividends receivable	60,145
Receivable for capital stock sold	49,250
Receivable due from Adviser	30,075

Total assets	122,778,253

Liabilities
Payable for capital stock redeemed	1,026,747
Payable for investments purchased	58,541
Distribution fee payable	25,102
Transfer Agent fee payable	5,069
Directors’ fees payable	2,431
Accrued expenses	10,840

Total liabilities	1,128,730

Net Assets	$121,649,523

Composition of Net Assets
Capital stock, at par	$1,155
Additional paid-in capital	120,784,085
Distributable earnings	864,283

$121,649,523

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,551,763	515,600	$10.77	*

C	$1,030,458	96,682	$10.66

Advisor	$5,217,604	483,499	$10.79

R	$2,947,019	282,388	$10.44

K	$105,483,135	10,039,124	$10.51

I	$1,320,605	124,219	$10.63

Z	$98,939	9,436	$10.49

*	The maximum offering price per share for Class A shares was $11.25 which reflects a sales charge of 4.25%.

See notes to financial statements.

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $58,093,701)	$58,155,729
Affiliated issuers (cost $18,871,522)	17,945,668
Receivable for capital stock sold	49,715
Receivable due from Adviser	26,154
Affiliated dividends receivable	16,838

Total assets	76,194,104

Liabilities
Payable for investments purchased	366,072
Payable for capital stock redeemed	245,455
Distribution fee payable	15,157
Transfer Agent fee payable	3,051
Directors’ fees payable	2,432
Accrued expenses	8,560

Total liabilities	640,727

Net Assets	$75,553,377

Composition of Net Assets
Capital stock, at par	$728
Additional paid-in capital	74,334,920
Distributable earnings	1,217,729

$75,553,377

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,284,279	403,819	$10.61	*

C	$855,157	81,525	$10.49

Advisor	$3,899,033	366,648	$10.63

R	$2,419,304	235,196	$10.29

K	$62,201,505	6,011,024	$10.35

I	$812,610	78,190	$10.39

Z	$1,081,489	104,774	$10.32

*	The maximum offering price per share for Class A shares was $11.08 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $52,001,745)	$52,298,100
Affiliated issuers (cost $14,017,571)	13,226,297
Receivable for capital stock sold	40,306
Receivable due from Adviser	25,431
Affiliated dividends receivable	7,361

Total assets	65,597,495

Liabilities
Payable for capital stock redeemed	41,993
Distribution fee payable	12,423
Payable for investments purchased	6,780
Transfer Agent fee payable	2,575
Directors’ fees payable	2,432
Accrued expenses	6,010

Total liabilities	72,213

Net Assets	$65,525,282

Composition of Net Assets
Capital stock, at par	$621
Additional paid-in capital	64,404,443
Distributable earnings	1,120,218

$65,525,282

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,077,508	284,483	$10.82	*

C	$233,769	21,633	$10.81

Advisor	$4,359,676	400,772	$10.88

R	$557,080	53,162	$10.48

K	$56,170,762	5,344,937	$10.51

I	$519,139	49,014	$10.59

Z	$607,348	57,977	$10.48

*	The maximum offering price per share for Class A shares was $11.30 which reflects a sales charge of 4.25%.

See notes to financial statements.

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $23,537,458)	$23,408,656
Affiliated issuers (cost $6,214,617)	5,826,009
Receivable for capital stock sold	38,654
Receivable for investments sold	31,186
Receivable due from Adviser	24,202
Unaffiliated dividends receivable	2,938
Affiliated dividends receivable	208

Total assets	29,331,853

Liabilities
Payable for capital stock redeemed	159,010
Distribution fee payable	5,523
Payable for investments purchased	2,951
Directors’ fees payable	2,432
Transfer Agent fee payable	2,169
Accrued expenses	2,792

Total liabilities	174,877

Net Assets	$29,156,976

Composition of Net Assets
Capital stock, at par	$272
Additional paid-in capital	28,871,132
Distributable earnings	285,572

$29,156,976

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,314,188	116,658	$11.27	*

C	$74,170	6,648	$11.16

Advisor	$2,708,017	240,190	$11.27

R	$921,003	87,000	$10.59

K	$23,605,583	2,219,492	$10.64

I	$359,610	33,054	$10.88

Z	$174,405	16,414	$10.63

*	The maximum offering price per share for Class A shares was $11.77 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $26,667,931)	$26,553,539
Affiliated issuers (cost $7,190,574)	6,766,457
Receivable for capital stock sold	51,597
Receivable due from Adviser	24,851
Affiliated dividends receivable	3,698

Total assets	33,400,142

Liabilities
Payable for capital stock redeemed	65,330
Distribution fee payable	6,426
Payable for investments purchased	3,339
Directors’ fees payable	2,431
Transfer Agent fee payable	2,053
Accrued expenses	5,789

Total liabilities	85,368

Net Assets	$33,314,774

Composition of Net Assets
Capital stock, at par	$312
Additional paid-in capital	33,184,727
Distributable earnings	129,735

$33,314,774

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,594,928	143,598	$11.11	*

C	$111,311	10,111	$11.01

Advisor	$1,916,294	170,509	$11.24

R	$524,999	49,632	$10.58

K	$28,648,527	2,694,934	$10.63

I	$244,722	22,735	$10.76

Z	$273,993	25,792	$10.62

*	The maximum offering price per share for Class A shares was $11.60 which reflects a sales charge of 4.25%.

See notes to financial statements.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2019 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$105,468
Income distributions from affiliated Underlying Portfolios	75,275	$180,743

Expenses
Advisory fee (see Note B)	9,473
Distribution fee – Class A	590
Distribution fee – Class C	622
Distribution fee – Class R	1,018
Distribution fee – Class K	13,217
Transfer agency – Class A	3,440
Transfer agency – Class C	917
Transfer agency – Advisor Class	2,727
Transfer agency – Class R	331
Transfer agency – Class K	9,272
Transfer agency – Class I	7
Transfer agency – Class Z	66
Registration fees	46,903
Custodian	33,440
Audit and tax	18,194
Legal	15,735
Directors’ fees	12,759
Printing	2,192
Miscellaneous	3,798

Total expenses	174,701
Less: expenses waived and reimbursed by the Adviser (see Note B)	(146,447)

Net expenses		28,254

Net investment income		152,489

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(27,445)
Unaffiliated Underlying Portfolios		(46,495)
Net realized gain distributions from:
Affiliated Underlying Portfolios		14,357
Unaffiliated Underlying Portfolios		18,944
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(61,777)
Unaffiliated Underlying Portfolios		(89,619)

Net loss on investment transactions		(192,035)

Net Decrease in Net Assets from Operations		$(39,546)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 97

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$136,184
Income distributions from affiliated Underlying Portfolios	122,399	$258,583

Expenses
Advisory fee (see Note B)	13,272
Distribution fee – Class A	521
Distribution fee – Class C	365
Distribution fee – Class R	895
Distribution fee – Class K	19,287
Transfer agency – Class A	1,267
Transfer agency – Class C	236
Transfer agency – Advisor Class	4,061
Transfer agency – Class R	465
Transfer agency – Class K	14,356
Transfer agency – Class I	22
Transfer agency – Class Z	1
Registration fees	47,535
Custodian	33,459
Audit and tax	16,124
Legal	15,654
Directors’ fees	12,759
Printing	2,354
Miscellaneous	3,812

Total expenses	186,445
Less: expenses waived and reimbursed by the Adviser (see Note B)	(152,472)

Net expenses		33,973

Net investment income		224,610

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		935
Unaffiliated Underlying Portfolios		(18,957)
Net realized gain distributions from:
Affiliated Underlying Portfolios		35,319
Unaffiliated Underlying Portfolios		26,237
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(172,616)
Unaffiliated Underlying Portfolios		(288,910)

Net loss on investment transactions		(417,992)

Net Decrease in Net Assets from Operations		$(193,382)

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$362,920
Income distributions from affiliated Underlying Portfolios	348,699	$711,619

Expenses
Advisory fee (see Note B)	35,740
Distribution fee – Class A	1,912
Distribution fee – Class C	2,727
Distribution fee – Class R	702
Distribution fee – Class K	47,448
Transfer agency – Class A	575
Transfer agency – Class C	208
Transfer agency – Advisor Class	1,111
Transfer agency – Class R	365
Transfer agency – Class K	35,948
Transfer agency – Class I	2,059
Transfer agency – Class Z	3
Registration fees	47,315
Custodian	34,180
Audit and tax	16,124
Legal	15,653
Directors’ fees	12,759
Printing	3,376
Miscellaneous	3,904

Total expenses	262,109
Less: expenses waived and reimbursed by the Adviser (see Note B)	(184,089)

Net expenses		78,020

Net investment income		633,599

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(6,448)
Unaffiliated Underlying Portfolios		102,989
Net realized gain distributions from:
Affiliated Underlying Portfolios		154,737
Unaffiliated Underlying Portfolios		74,007
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(606,537)
Unaffiliated Underlying Portfolios		(1,155,371)

Net loss on investment transactions		(1,436,623)

Net Decrease in Net Assets from Operations		$(803,024)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 99

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$795,953
Income distributions from affiliated Underlying Portfolios	775,906	$1,571,859

Expenses
Advisory fee (see Note B)	76,927
Distribution fee – Class A	6,075
Distribution fee – Class C	6,116
Distribution fee – Class R	8,957
Distribution fee – Class K	110,967
Transfer agency – Class A	1,671
Transfer agency – Class C	447
Transfer agency – Advisor Class	1,163
Transfer agency – Class R	4,658
Transfer agency – Class K	84,962
Transfer agency – Class I	104
Transfer agency – Class Z	53
Registration fees	47,085
Custodian	35,642
Audit and tax	16,124
Legal	15,738
Directors’ fees	12,759
Printing	5,718
Miscellaneous	4,761

Total expenses	439,927
Less: expenses waived and reimbursed by the Adviser (see Note B)	(244,898)

Net expenses		195,029

Net investment income		1,376,830

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Affiliated Underlying Portfolios		(21,896)
Unaffiliated Underlying Portfolios		(134,496)
Net realized gain distributions from:
Affiliated Underlying Portfolios		515,571
Unaffiliated Underlying Portfolios		161,039
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,653,286)
Unaffiliated Underlying Portfolios		(2,351,466)

Net loss on investment transactions		(3,484,534)

Net Decrease in Net Assets from Operations		$(2,107,704)

See notes to financial statements.

100 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,204,458
Income distributions from affiliated Underlying Portfolios	1,314,017	$2,518,475

Expenses
Advisory fee (see Note B)	117,332
Distribution fee – Class A	6,742
Distribution fee – Class C	3,352
Distribution fee – Class R	11,934
Distribution fee – Class K	172,663
Transfer agency – Class A	1,946
Transfer agency – Class C	279
Transfer agency – Advisor Class	2,011
Transfer agency – Class R	6,206
Transfer agency – Class K	132,192
Transfer agency – Class I	764
Transfer agency – Class Z	50
Registration fees	48,890
Custodian	37,802
Audit and tax	16,124
Legal	15,659
Directors’ fees	12,759
Printing	7,924
Miscellaneous	5,430

Total expenses	600,059
Less: expenses waived and reimbursed by the Adviser (see Note B)	(306,660)

Net expenses		293,399

Net investment income		2,225,076

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		37,340
Unaffiliated Underlying Portfolios		663,140
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,158,917
Unaffiliated Underlying Portfolios		401,179
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(3,139,963)
Unaffiliated Underlying Portfolios		(5,454,711)

Net loss on investment transactions		(6,334,098)

Net Decrease in Net Assets from Operations		$(4,109,022)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 101

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,034,682
Income distributions from affiliated Underlying Portfolios	1,054,663	$2,089,345

Expenses
Advisory fee (see Note B)	94,924
Distribution fee – Class A	8,719
Distribution fee – Class C	6,729
Distribution fee – Class R	5,681
Distribution fee – Class K	135,370
Transfer agency – Class A	2,280
Transfer agency – Class C	477
Transfer agency – Advisor Class	1,810
Transfer agency – Class R	2,954
Transfer agency – Class K	98,101
Transfer agency – Class I	1,170
Transfer agency – Class Z	16
Registration fees	47,755
Custodian	35,979
Audit and tax	16,124
Legal	15,710
Directors’ fees	12,759
Printing	7,555
Miscellaneous	4,725

Total expenses	498,838
Less: expenses waived and reimbursed by the Adviser (see Note B)	(251,966)

Net expenses		246,872

Net investment income		1,842,473

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(135,937)
Unaffiliated Underlying Portfolios		442,343
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,263,931
Unaffiliated Underlying Portfolios		406,982
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(2,987,193)
Unaffiliated Underlying Portfolios		(5,049,041)

Net loss on investment transactions		(6,058,915)

Net Decrease in Net Assets from Operations		$(4,216,442)

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,023,802
Income distributions from affiliated Underlying Portfolios	888,855	$1,912,657

Expenses
Advisory fee (see Note B)	90,984
Distribution fee – Class A	7,122
Distribution fee – Class C	3,992
Distribution fee – Class R	4,552
Distribution fee – Class K	135,230
Transfer agency – Class A	2,516
Transfer agency – Class C	376
Transfer agency – Advisor Class	1,590
Transfer agency – Class R	2,367
Transfer agency – Class K	97,971
Transfer agency – Class I	632
Transfer agency – Class Z	5
Registration fees	47,308
Custodian	35,906
Audit and tax	16,197
Legal	15,739
Directors’ fees	12,760
Printing	8,341
Miscellaneous	4,852

Total expenses	488,440
Less: expenses waived and reimbursed by the Adviser (see Note B)	(250,914)

Net expenses		237,526

Net investment income		1,675,131

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(131,045)
Unaffiliated Underlying Portfolios		235,145
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,335,011
Unaffiliated Underlying Portfolios		451,084
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(2,799,256)
Unaffiliated Underlying Portfolios		(5,198,950)

Net loss on investment transactions		(6,108,011)

Net Decrease in Net Assets from Operations		$(4,432,880)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 103

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$668,292
Income distributions from affiliated Underlying Portfolios	461,698	$1,129,990

Expenses
Advisory fee (see Note B)	56,003
Distribution fee – Class A	5,174
Distribution fee – Class C	3,197
Distribution fee – Class R	4,180
Distribution fee – Class K	79,492
Transfer agency – Class A	2,130
Transfer agency – Class C	353
Transfer agency – Advisor Class	1,578
Transfer agency – Class R	2,173
Transfer agency – Class K	58,653
Transfer agency – Class I	385
Transfer agency – Class Z	91
Registration fees	47,251
Custodian	35,914
Audit and tax	16,197
Legal	15,708
Directors’ fees	12,762
Printing	7,194
Miscellaneous	4,294

Total expenses	352,729
Less: expenses waived and reimbursed by the Adviser (see Note B)	(203,617)

Net expenses		149,112

Net investment income		980,878

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(76,516)
Unaffiliated Underlying Portfolios		67,164
Net realized gain distributions from:
Affiliated Underlying Portfolios		997,336
Unaffiliated Underlying Portfolios		323,312
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,932,065)
Unaffiliated Underlying Portfolios		(3,646,629)

Net loss on investment transactions		(4,267,398)

Net Decrease in Net Assets from Operations		$(3,286,520)

See notes to financial statements.

104 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$598,870
Income distributions from affiliated Underlying Portfolios	349,190	$948,060

Expenses
Advisory fee (see Note B)	49,231
Distribution fee – Class A	4,020
Distribution fee – Class C	1,295
Distribution fee – Class R	1,199
Distribution fee – Class K	72,297
Transfer agency – Class A	2,088
Transfer agency – Class C	189
Transfer agency – Advisor Class	1,801
Transfer agency – Class R	624
Transfer agency – Class K	50,353
Transfer agency – Class I	288
Transfer agency – Class Z	47
Registration fees	47,533
Custodian	34,510
Audit and tax	16,197
Legal	15,708
Directors’ fees	12,762
Printing	6,615
Miscellaneous	4,305

Total expenses	321,062
Less: expenses waived and reimbursed by the Adviser (see Note B)	(190,997)

Net expenses		130,065

Net investment income		817,995

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(116,378)
Unaffiliated Underlying Portfolios		104,052
Net realized gain distributions from:
Affiliated Underlying Portfolios		873,066
Unaffiliated Underlying Portfolios		294,108
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,548,325)
Unaffiliated Underlying Portfolios		(3,497,259)

Net loss on investment transactions		(3,890,736)

Net Decrease in Net Assets from Operations		$(3,072,741)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 105

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$261,910
Income distributions from affiliated Underlying Portfolios	154,803	$416,713

Expenses
Advisory fee (see Note B)	21,849
Distribution fee – Class A	1,564
Distribution fee – Class C	363
Distribution fee – Class R	1,714
Distribution fee – Class K	30,442
Transfer agency – Class A	1,612
Transfer agency – Class C	111
Transfer agency – Advisor Class	2,899
Transfer agency – Class R	891
Transfer agency – Class K	21,193
Transfer agency – Class I	163
Transfer agency – Class Z	11
Registration fees	46,904
Custodian	33,374
Audit and tax	16,124
Legal	15,735
Directors’ fees	12,762
Printing	5,109
Miscellaneous	3,918

Total expenses	216,738
Less: expenses waived and reimbursed by the Adviser (see Note B)	(159,428)

Net expenses		57,310

Net investment income		359,403

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(58,805)
Unaffiliated Underlying Portfolios		74,103
Net realized gain distributions from:
Affiliated Underlying Portfolios		387,892
Unaffiliated Underlying Portfolios		135,788
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(679,778)
Unaffiliated Underlying Portfolios		(1,615,142)

Net loss on investment transactions		(1,755,942)

Net Decrease in Net Assets from Operations		$(1,396,539)

See notes to financial statements.

106 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$301,354
Income distributions from affiliated Underlying Portfolios	181,799	$483,153

Expenses
Advisory fee (see Note B)	25,388
Distribution fee – Class A	1,884
Distribution fee – Class C	528
Distribution fee – Class R	944
Distribution fee – Class K	37,382
Transfer agency – Class A	1,817
Transfer agency – Class C	151
Transfer agency – Advisor Class	1,906
Transfer agency – Class R	491
Transfer agency – Class K	26,799
Transfer agency – Class I	108
Transfer agency – Class Z	16
Registration fees	47,347
Custodian	33,531
Audit and tax	16,124
Legal	15,706
Directors’ fees	12,762
Printing	7,027
Miscellaneous	3,556

Total expenses	233,467
Less: expenses waived and reimbursed by the Adviser (see Note B)	(165,729)

Net expenses		67,738

Net investment income		415,415

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(102,464)
Unaffiliated Underlying Portfolios		25,071
Net realized gain distributions from:
Affiliated Underlying Portfolios		459,275
Unaffiliated Underlying Portfolios		157,097
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(791,502)
Unaffiliated Underlying Portfolios		(1,877,191)

Net loss on investment transactions		(2,129,714)

Net Decrease in Net Assets from Operations		$(1,714,299)

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$152,489	$242,477
Net realized gain (loss) on Underlying Portfolios	(73,940)	366,925
Net realized gain distributions from Underlying Portfolios	33,301	37,998
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(151,396)	(352,620)

Net increase (decrease) in net assets from operations	(39,546)	294,780
Distributions to Shareholders*
Class A	(13,892)	(3,562)
Class C	(3,558)	(1,351)
Advisor Class	(23,187)	(271)
Class R	(19,634)	(12,760)
Class K	(539,149)	(295,707)
Class I	(616)	(186)
Class Z	(16,519)	(345)
Capital Stock Transactions
Net increase	21,422	3,688,571

Total increase (decrease)	(634,679)	3,669,169
Net Assets
Beginning of period	13,143,634	9,474,465

End of period	$12,508,955	$13,143,634

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2010 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$224,610	$389,345
Net realized gain (loss) on Underlying Portfolios	(18,022)	688,614
Net realized gain distributions from Underlying Portfolios	61,556	65,835
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(461,526)	(459,754)

Net increase (decrease) in net assets from operations	(193,382)	684,040
Distributions to Shareholders*
Class A	(18,944)	(14,333)
Class C	(1,772)	(3,654)
Advisor Class	(71,554)	(28,146)
Class R	(18,726)	(16,365)
Class K	(823,756)	(674,206)
Class I	(3,785)	(2,714)
Class Z	(659)	(558)
Capital Stock Transactions
Net increase (decrease)	(168,066)	5,223,037

Total increase (decrease)	(1,300,644)	5,167,101
Net Assets
Beginning of period	18,366,195	13,199,094

End of period	$17,065,551	$18,366,195

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 109

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2015 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$633,599	$1,046,614
Net realized gain on Underlying Portfolios	96,541	2,611,328
Net realized gain distributions from Underlying Portfolios	228,744	211,730
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(1,761,908)	(1,716,297)

Net increase (decrease) in net assets from operations	(803,024)	2,153,375
Distributions to Shareholders*
Class A	(74,508)	(125,419)
Class C	(30,225)	(31,893)
Advisor Class	(277,429)	(4,778)
Class R	(16,919)	(23,496)
Class K	(2,243,216)	(2,266,288)
Class I	(295,355)	(8,965)
Class Z	(905)	(719)
Capital Stock Transactions
Net increase	4,936,420	2,065,626

Total increase	1,194,839	1,757,443
Net Assets
Beginning of period	43,826,467	42,069,024

End of period	$45,021,306	$43,826,467

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

110 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2020 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,376,830	$2,295,168
Net realized gain (loss) on Underlying Portfolios	(156,392)	6,356,038
Net realized gain distributions from Underlying Portfolios	676,610	545,318
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(4,004,752)	(3,979,024)

Net increase (decrease) in net assets from operations	(2,107,704)	5,217,500
Distributions to Shareholders*
Class A	(320,758)	(242,134)
Class C	(81,255)	(58,887)
Advisor Class	(305,786)	(11,815)
Class R	(375,807)	(135,215)
Class K	(6,395,585)	(4,334,581)
Class I	(13,871)	(1,186)
Class Z	(50,867)	(631)
Capital Stock Transactions
Net increase	8,384,386	7,440,816

Total increase (decrease)	(1,267,247)	7,873,867
Net Assets
Beginning of period	101,425,109	93,551,242

End of period	$100,157,862	$101,425,109

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 111

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2025 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,225,076	$3,545,507
Net realized gain on Underlying Portfolios	700,480	10,109,753
Net realized gain distributions from Underlying Portfolios	1,560,096	1,126,105
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(8,594,674)	(4,849,352)

Net increase (decrease) in net assets from operations	(4,109,022)	9,932,013
Distributions to Shareholders*
Class A	(389,255)	(216,429)
Class C	(42,179)	(24,198)
Advisor Class	(592,431)	(42,556)
Class R	(770,191)	(151,386)
Class K	(11,038,212)	(5,911,167)
Class I	(112,663)	(33,735)
Class Z	(73,963)	(1,842)
Capital Stock Transactions
Net increase	19,822,361	16,475,943

Total increase	2,694,445	20,026,643
Net Assets
Beginning of period	152,670,555	132,643,912

End of period	$155,365,000	$152,670,555

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

112 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2030 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,842,473	$2,680,438
Net realized gain on Underlying Portfolios	306,406	7,382,616
Net realized gain distributions from Underlying Portfolios	1,670,913	1,301,133
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(8,036,234)	(2,801,568)

Net increase (decrease) in net assets from operations	(4,216,442)	8,562,619
Distributions to Shareholders*
Class A	(447,256)	(334,911)
Class C	(116,127)	(34,208)
Advisor Class	(551,741)	(51,399)
Class R	(260,958)	(107,753)
Class K	(8,418,874)	(5,272,452)
Class I	(157,959)	(87,746)
Class Z	(13,357)	(1,208)
Capital Stock Transactions
Net increase	15,396,880	20,661,038

Total increase	1,214,166	23,333,980
Net Assets
Beginning of period	125,095,229	101,761,249

End of period	$126,309,395	$125,095,229

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 113

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2035 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,675,131	$2,369,866
Net realized gain on Underlying Portfolios	104,100	8,030,619
Net realized gain distributions from Underlying Portfolios	1,786,095	1,172,209
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(7,998,206)	(2,544,407)

Net increase (decrease) in net assets from operations	(4,432,880)	9,028,287
Distributions to Shareholders*
Class A	(420,513)	(243,473)
Class C	(73,973)	(22,037)
Advisor Class	(400,034)	(32,252)
Class R	(250,575)	(95,053)
Class K	(8,708,695)	(4,969,417)
Class I	(106,377)	(9,121)
Class Z	(3,931)	(1,278)
Capital Stock Transactions
Net increase	15,862,963	25,029,324

Total increase	1,465,985	28,684,980
Net Assets
Beginning of period	120,183,538	91,498,558

End of period	$121,649,523	$120,183,538

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2040 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$980,878	$1,306,558
Net realized gain (loss) on Underlying Portfolios	(9,352)	6,741,192
Net realized gain distributions from Underlying Portfolios	1,320,648	932,492
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(5,578,694)	(2,402,959)

Net increase (decrease) in net assets from operations	(3,286,520)	6,577,283
Distributions to Shareholders*
Class A	(383,451)	(207,464)
Class C	(75,024)	(19,934)
Advisor Class	(361,392)	(24,735)
Class R	(235,648)	(61,568)
Class K	(6,062,552)	(3,142,964)
Class I	(80,254)	(14,558)
Class Z	(100,593)	(33,615)
Capital Stock Transactions
Net increase	12,101,472	6,402,578

Total increase	1,516,038	9,475,023
Net Assets
Beginning of period	74,037,339	64,562,316

End of period	$75,553,377	$74,037,339

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2045 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$817,995	$1,058,800
Net realized gain (loss) on Underlying Portfolios	(12,326)	5,421,593
Net realized gain distributions from Underlying Portfolios	1,167,174	849,847
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(5,045,584)	(1,533,701)

Net increase (decrease) in net assets from operations	(3,072,741)	5,796,539
Distributions to Shareholders*
Class A	(284,103)	(144,425)
Class C	(23,144)	(11,591)
Advisor Class	(355,592)	(1,774)
Class R	(62,438)	(109,129)
Class K	(5,366,230)	(2,550,896)
Class I	(49,633)	(10,611)
Class Z	(47,178)	(20,179)
Capital Stock Transactions
Net increase	9,183,529	8,222,531

Total increase (decrease)	(77,530)	11,170,465
Net Assets
Beginning of period	65,602,812	54,432,347

End of period	$65,525,282	$65,602,812

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2050 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$359,403	$411,842
Net realized gain on Underlying Portfolios	15,298	2,189,488
Net realized gain distributions from Underlying Portfolios	523,680	330,716
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,294,920)	(698,321)

Net increase (decrease) in net assets from operations	(1,396,539)	2,233,725
Distributions to Shareholders*
Class A	(92,300)	(42,184)
Class C	(4,739)	(3,114)
Advisor Class	(204,348)	(6,016)
Class R	(73,016)	(31,453)
Class K	(1,892,865)	(1,194,147)
Class I	(28,033)	(663)
Class Z	(9,493)	(774)
Capital Stock Transactions
Net increase	5,648,375	4,397,516

Total increase	1,947,042	5,352,890
Net Assets
Beginning of period	27,209,934	21,857,044

End of period	$29,156,976	$27,209,934

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$415,415	$494,577
Net realized gain (loss) on Underlying Portfolios	(77,393)	2,407,674
Net realized gain distributions from Underlying Portfolios	616,372	395,450
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,668,693)	(543,859)

Net increase (decrease) in net assets from operations	(1,714,299)	2,753,842
Distributions to Shareholders*
Class A	(121,957)	(48,753)
Class C	(7,710)	(3,547)
Advisor Class	(138,726)	(23,398)
Class R	(41,502)	(18,929)
Class K	(2,466,122)	(1,168,981)
Class I	(18,942)	(2,901)
Class Z	(16,714)	(791)
Capital Stock Transactions
Net increase	4,829,575	6,113,937

Total increase	303,603	7,600,479
Net Assets
Beginning of period	33,011,171	25,410,692

End of period	$33,314,774	$33,011,171

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects mutual funds and ETFs (“Underlying Portfolios”) for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP

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NOTES TO FINANCIAL STATEMENTS (continued)

and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$12,474,013	$	– 0	–	$	– 0	–	$12,474,013
Short-Term Investments	20,402		– 0	–		– 0	–	20,402

Total(a)	$12,494,415	$	– 0	–	$	– 0	–	$12,494,415

AB Multi-Manager Select 2010 Fund
Investment Companies	$16,912,247	$	– 0	–	$	– 0	–	$16,912,247
Short-Term Investments	128,825		– 0	–		– 0	–	128,825

Total(a)	$17,041,072	$	– 0	–	$	– 0	–	$17,041,072

AB Multi-Manager Select 2015 Fund
Investment Companies	$44,811,529	$	– 0	–	$	– 0	–	$44,811,529
Short-Term Investments	89,079		– 0	–		– 0	–	89,079

Total(a)	$44,900,608	$	– 0	–	$	– 0	–	$44,900,608

AB Multi-Manager Select 2020 Fund
Investment Companies	$101,810,108	$	– 0	–	$	– 0	–	$101,810,108
Short-Term Investments	423,981		– 0	–		– 0	–	423,981

Total(a)	$102,234,089	$	– 0	–	$	– 0	–	$102,234,089

AB Multi-Manager Select 2025 Fund
Investment Companies	$155,138,320	$	– 0	–	$	– 0	–	$155,138,320

Total(a)	$155,138,320	$	– 0	–	$	– 0	–	$155,138,320

AB Multi-Manager Select 2030 Fund
Investment Companies	$126,341,767	$	– 0	–	$	– 0	–	$126,341,767
Short-Term Investments	281,311		– 0	–		– 0	–	281,311

Total(a)	$126,623,078	$	– 0	–	$	– 0	–	$126,623,078

AB Multi-Manager Select 2035 Fund
Investment Companies	$121,963,681	$	– 0	–	$	– 0	–	$121,963,681
Short-Term Investments	675,102		– 0	–		– 0	–	675,102

Total(a)	$122,638,783	$	– 0	–	$	– 0	–	$122,638,783

AB Multi-Manager Select 2040 Fund
Investment Companies	$75,494,999	$	– 0	–	$	– 0	–	$75,494,999
Short-Term Investments	606,398		– 0	–		– 0	–	606,398

Total(a)	$76,101,397	$	– 0	–	$	– 0	–	$76,101,397

AB Multi-Manager Select 2045 Fund
Investment Companies	$65,385,073	$	– 0	–	$	– 0	–	$65,385,073
Short-Term Investments	139,324		– 0	–		– 0	–	139,324

Total(a)	$65,524,397	$	– 0	–	$	– 0	–	$65,524,397

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2050 Fund
Investment Companies	$29,187,023	$	– 0	–	$	– 0	–	$29,187,023
Short-Term Investments	47,642		– 0	–		– 0	–	47,642

Total(a)	$29,234,665	$	– 0	–	$	– 0	–	$29,234,665

AB Multi-Manager Select 2055 Fund
Investment Companies	$33,166,825	$	– 0	–	$	– 0	–	$33,166,825
Short-Term Investments	153,171		– 0	–		– 0	–	153,171

Total(a)	$33,319,996	$	– 0	–	$	– 0	–	$33,319,996

(a)	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding the fees and expenses of Underlying Portfolios, interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs, and expenses associated with securities sold short) on an annual basis (the “Expense Caps”) as follows:

	Effective November 30, 2018
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2020 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2025 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2030 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2035 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2040 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2045 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2050 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2055 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%

	December 1, 2017 to November 30, 2018
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2010 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2015 Fund	0.35%	1.10%	0.10%	0.60%	0.35%	0.10%	0.10%
2020 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2025 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2030 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2035 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2040 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2045 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2050 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2055 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%

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NOTES TO FINANCIAL STATEMENTS (continued)

	December 1, 2016 to November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%

The currently effective Expense Caps may not be terminated by the Adviser before November 30, 2019. For the six months ended January 31, 2019, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$146,415	2035 Fund	$250,620
2010 Fund	152,418	2040 Fund	203,427
2015 Fund	183,955	2045 Fund	190,816
2020 Fund	244,558	2050 Fund	159,343
2025 Fund	306,334	2055 Fund	165,621
2030 Fund	251,671

Any fees waived and expenses borne by the Adviser through January 5, 2016 are subject to repayment by the Funds until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne. For the period ended July 31, 2016, such waivers that were subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

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In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect at the time of the fee waiver/bearing of expenses or at the time of the potential repayment.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable completed the IPO, and, in the fourth quarter of 2018, AXA completed a public offering of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. As a result of the foregoing sales of AXA Equitable shares, AXA currently owns approximately 59% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Funds’ current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Funds to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are

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NOTES TO FINANCIAL STATEMENTS (continued)

subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the adjourned shareholder meeting reconvened on November 14, 2018, or as further adjourned and reconvened on December 11, 2018, shareholders approved the new and future investment advisory agreements.

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or net-working services. For the six months ended January 31, 2019, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$8,986	2035 Fund	$29,309
2010 Fund	8,985	2040 Fund	17,679
2015 Fund	10,621	2045 Fund	15,636
2020 Fund	24,553	2050 Fund	8,805
2025 Fund	37,477	2055 Fund	9,052
2030 Fund	29,503

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and

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NOTES TO FINANCIAL STATEMENTS (continued)

Class C shares for each Fund for the six months ended January 31, 2019 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A		Class C
Retirement Allocation Fund	$148		$6		$	– 0	–
2010 Fund	– 0	–	– 0	–		– 0	–
2015 Fund	49		40			– 0	–
2020 Fund	90		1			– 0	–
2025 Fund	160		200			51
2030 Fund	212		306			148
2035 Fund	116		84			145
2040 Fund	154		44			34
2045 Fund	192		312			40
2050 Fund	57		65			17
2055 Fund	536		83			– 0	–

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Funds in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Funds’ pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the six months ended January 31, 2019, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$32	2035 Fund	$294
2010 Fund	54	2040 Fund	190
2015 Fund	134	2045 Fund	181
2020 Fund	340	2050 Fund	85
2025 Fund	326	2055 Fund	108
2030 Fund	295

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A summary of the Funds’ transactions in AB mutual funds for the six months ended January 31, 2019 is as follows:

Multi-Manager Select Retirement Allocation Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$64	$2,000	$2,044	$	– 0	–	$	– 0	–	$20	$1	$	– 0	–
AB All Market Real Return Portfolio	662	79	319	(1)	(40)	381	7	– 0	–
AB Bond Inflation Strategy	791	235	143	(5)	(1)	877	12	– 0	–
AB Global Bond Fund, Inc.	1,715	524	562	(14)	28	1,691	29	– 0	–
AB Global Real Estate Investment Fund II	120	101	118	(9)	3	97	5	– 0	–
AB High Income Fund, Inc.	265	32	36	(1)	(9)	251	9	– 0	–
AB Relative Value Fund	265	40	103	4	(33)	173	6	14
AB Unconstrained Bond Fund, Inc.	527	56	77	(1)	(10)	495	6	– 0	–

Total	$(27)	$(62)	$3,985	$75	$14

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2010 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$70	$2,477	$2,418	$	– 0	–	$	– 0	–	$129	$1	$	– 0	–
AB All Market Real Return Portfolio	925	58	393	29	(89)	530	9	– 0	–
AB Bond Inflation Strategy	1,660	105	256	(1)	(16)	1,492	24	– 0	–
AB Discovery Value Fund, Inc.	181	38	3	(1)	(33)	182	3	15
AB Global Bond Fund, Inc.	2,766	602	742	(20)	39	2,645	45	– 0	–
AB Global Real Estate Investment Fund II	188	106	150	(13)	4	135	8	– 0	–
AB High Income Fund, Inc.	555	42	62	0	*	(23)	512	18	– 0	–
AB Relative Value Fund	370	60	145	7	(48)	244	9	20
AB Unconstrained Bond Fund, Inc.	370	15	48	0	*	(7)	330	5	– 0	–

Total	$1	$(173)	$6,199	$122	$35

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2015 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$	– 0	–	$16,691	$16,602	$	– 0	–	$	– 0	–	$89	$3	$	– 0	–
AB All Market Real Return Portfolio	2,637	880	1,432	74	(271)	1,888	35	– 0	–
AB Bond Inflation Strategy	3,936	1,248	1,219	(26)	(20)	3,919	64	– 0	–
AB Discovery Growth Fund, Inc.	437	259	120	5	(86)	495	9	58
AB Discovery Value Fund, Inc.	440	197	49	(1)	(92)	495	6	42
AB Global Bond Fund, Inc.	5,701	3,038	2,723	(64)	107	6,059	109	– 0	–
AB Global Real Estate Investment Fund II	446	409	462	(26)	2	369	22	– 0	–
AB High Income Fund, Inc.	1,760	571	450	(6)	(79)	1,796	65	– 0	–
AB Relative Value Fund	877	366	492	38	(148)	641	24	55
AB Unconstrained Bond Fund, Inc.	886	251	236	– 0	–	(20)	881	12	– 0	–

Total	$(6)	$(607)	$16,632	$349	$155

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2020 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$34	$19,925	$19,535	$	– 0	–	$	– 0	–	$424	$7	$	– 0	–
AB All Market Real Return Portfolio	6,100	751	2,277	173	(599)	4,148	76	– 0	–
AB Bond Inflation Strategy	7,065	1,018	990	(20)	(48)	7,025	108	– 0	–
AB Discovery Growth Fund, Inc.	964	399	80	(2)	(178)	1,103	20	130
AB Discovery Value Fund, Inc.	2,048	504	29	(12)	(375)	2,136	28	178
AB Global Bond Fund, Inc.	11,146	4,171	3,879	(121)	214	11,531	201	– 0	–
AB Global Real Estate Investment Fund II	1,002	657	802	(46)	(4)	807	46	– 0	–
AB High Income Fund, Inc.	5,131	699	552	(11)	(207)	5,060	173	– 0	–
AB Relative Value Fund	2,912	635	682	18	(413)	2,470	91	208
AB Unconstrained Bond Fund, Inc.	2,035	167	189	(1)	(43)	1,969	26	– 0	–

Total	$(22)	$(1,653)	$36,673	$776	$516

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2025 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$839	$30,375	$31,214	$	– 0	–	$	– 0	–	$	– 0	–	$7	$	– 0	–
AB All Market Real Return Portfolio	7,733	743	3,248	140	(675)	4,693	90	– 0	–
AB Bond Inflation Strategy	6,058	786	691	(20)	(37)	6,096	95	– 0	–
AB Discovery Growth Fund, Inc.	2,951	1,328	509	131	(703)	3,198	63	415
AB Discovery Value Fund, Inc.	3,017	1,037	280	(64)	(542)	3,168	43	279
AB Global Bond Fund, Inc.	15,172	6,168	5,428	(194)	332	16,050	282	– 0	–
AB Global Real Estate Investment Fund II	3,068	1,350	1,630	2	(64)	2,726	122	– 0	–
AB High Income Fund, Inc.	10,584	1,590	771	12	(479)	10,936	370	– 0	–
AB Relative Value Fund	6,291	1,177	1,334	38	(911)	5,261	203	465
AB Unconstrained Bond Fund, Inc.	2,986	347	206	(8)	(61)	3,058	39	– 0	–

Total	$37	$(3,140)	$55,186	$1,314	$1,159

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Multi-Manager Select 2030 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$305	$23,538	$23,562	$	– 0	–	$	– 0	–	$281	$7	$	– 0	–
AB All Market Real Return Portfolio	5,083	628	2,840	(38)	(299)	2,534	48	– 0	–
AB Bond Inflation Strategy	1,210	108	59	(2)	(10)	1,247	19	– 0	–
AB Discovery Growth Fund, Inc.	2,417	1,086	430	80	(555)	2,598	51	335
AB Discovery Value Fund, Inc.	3,697	1,314	471	(17)	(729)	3,794	52	338
AB Global Bond Fund, Inc.	8,665	4,618	4,518	(136)	213	8,842	160	– 0	–
AB Global Real Estate Investment Fund II	2,462	1,123	1,212	(7)	(53)	2,313	100	– 0	–
AB High Income Fund, Inc.	10,053	2,030	1,565	(41)	(397)	10,080	344	– 0	–
AB Relative Value Fund	7,716	1,626	1,460	26	(1,131)	6,777	258	591
AB Unconstrained Bond Fund, Inc.	1,219	97	50	(1)	(26)	1,239	16	– 0	–

Total	$(136)	$(2,987)	$39,705	$1,055	$1,264

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2035 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$897	$20,597	$20,819	$	– 0	–	$	– 0	–	$675	$6	$	– 0	–
AB All Market Real Return Portfolio	4,804	428	2,480	(37)	(279)	2,436	45	– 0	–
AB Discovery Growth Fund, Inc.	3,435	1,547	616	50	(669)	3,747	70	460
AB Discovery Value Fund, Inc.	3,560	1,041	269	(21)	(662)	3,649	50	320
AB Global Bond Fund, Inc.	7,124	3,613	3,391	(58)	123	7,411	131	– 0	–
AB Global Real Estate Investment Fund II	2,377	1,050	1,182	(36)	(20)	2,189	96	– 0	–
AB High Income Fund, Inc.	7,087	1,358	795	(34)	(282)	7,334	249	– 0	–
AB Relative Value Fund	7,396	1,375	1,249	5	(1,010)	6,517	242	555

Total	$(131)	$(2,799)	$33,958	$889	$1,335

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2040 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$634	$11,985	$12,012	$	– 0	–	$	– 0	–	$607	$4	$	– 0	–
AB All Market Real Return Portfolio	2,216	203	1,524	(86)	(52)	757	14	– 0	–
AB Discovery Growth Fund, Inc.	2,144	767	112	30	(443)	2,386	44	290
AB Discovery Value Fund, Inc.	2,905	780	– 0	–	– 0	–	(568)	3,117	40	258
AB Global Bond Fund, Inc.	2,906	2,021	1,937	(34)	63	3,019	55	– 0	–
AB Global Real Estate Investment Fund II	1,479	571	662	(2)	(34)	1,352	58	– 0	–
AB High Income Fund, Inc.	1,437	212	123	(3)	(61)	1,462	50	– 0	–
AB Relative Value Fund	5,246	1,168	349	18	(837)	5,246	197	449

Total	$(77)	$(1,932)	$17,946	$462	$997

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2045 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$292	$11,624	$11,777	$	– 0	–	$	– 0	–	$139	$4	$	– 0	–
AB All Market Real Return Portfolio	1,298	106	1,335	(90)	21	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	1,874	771	227	9	(367)	2,060	38	252
AB Discovery Value Fund, Inc.	2,585	691	100	(3)	(507)	2,666	35	228
AB Global Bond Fund, Inc.	2,595	1,732	1,727	(24)	49	2,625	49	– 0	–
AB Global Real Estate Investment Fund II	1,322	465	580	(1)	(31)	1,175	51	– 0	–
AB Relative Value Fund	4,666	879	264	(7)	(713)	4,561	172	393

Total	$(116)	$(1,548)	$13,226	$349	$873

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Multi-Manager Select 2050 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$232	$6,766	$6,950	$	– 0	–	$	– 0	–	$48	$2	$	– 0	–
AB All Market Real Return Portfolio	550	69	588	(39)	8	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	768	449	171	(8)	(150)	888	16	110
AB Discovery Value Fund, Inc.	1,057	427	87	1	(225)	1,173	16	101
AB Global Bond Fund, Inc.	1,015	788	661	(10)	21	1,153	21	– 0	–
AB Global Real Estate Investment Fund II	547	260	283	(2)	(12)	510	23	– 0	–
AB Relative Value Fund	1,914	584	121	(1)	(322)	2,054	77	177

Total	$(59)	$(680)	$5,826	$155	$388

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Multi-Manager Select 2055 Fund
Distributions
Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/19 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$284	$6,152	$6,283	$	– 0	–	$	– 0	–	$153	$2	$	– 0	–
AB All Market Real Return Portfolio	648	76	689	(45)	10	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	944	422	126	(15)	(180)	1,045	20	131
AB Discovery Value Fund, Inc.	1,300	411	85	(8)	(265)	1,353	19	121
AB Global Bond Fund, Inc.	1,221	902	834	(12)	24	1,301	24	– 0	–
AB Global Real Estate Investment Fund II	654	279	321	(7)	(12)	593	27	– 0	–
AB Relative Value Fund	2,349	573	217	(15)	(369)	2,321	90	207

Total	$(102)	$(792)	$6,766	$182	$459

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the six months ended January 31, 2019 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Retirement Allocation Fund	$416	$	– 0	–	$	– 0	–
2010 Fund	493		– 0	–		– 0	–
2015 Fund	2,181		– 0	–		– 0	–
2020 Fund	2,035		– 0	–		– 0	–
2025 Fund	3,263		– 0	–		– 0	–
2030 Fund	4,489		– 0	–		– 0	–
2035 Fund	3,032		– 0	–		– 0	–
2040 Fund	1,773		– 0	–		– 0	–
2045 Fund	1,882		– 0	–		– 0	–
2050 Fund	1,091		– 0	–		– 0	–
2055 Fund	1,435		– 0	–		– 0	–

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NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C		Class R	Class K
Retirement Allocation Fund	$565		$899	$	– 0	–
2010 Fund	32		2,797		– 0	–
2015 Fund	3,733		2,324		– 0	–
2020 Fund	4,819		16,662		– 0	–
2025 Fund	4,207		21,497		– 0	–
2030 Fund	7,920		13,410		11,980
2035 Fund	6,869		11,358		– 0	–
2040 Fund	5,026		8,642		– 0	–
2045 Fund	835		12,330		1,566
2050 Fund	– 0	–	3,089		– 0	–
2055 Fund	454		1,658		3,832

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2019, were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$3,103,057	$3,523,190
2010 Fund	3,559,577	4,505,579
2015 Fund	20,791,214	18,089,937
2020 Fund	29,639,113	24,467,601
2025 Fund	47,641,230	36,492,182
2030 Fund	44,971,897	35,738,049
2035 Fund	41,107,926	30,597,789
2040 Fund	24,774,838	17,095,388
2045 Fund	21,572,851	16,422,880
2050 Fund	11,910,805	7,454,325
2055 Fund	12,331,471	9,173,366

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Fund	Gross Unrealized		Net Unrealized Depreciation
	Appreciation	(Depreciation)
AB Multi-Manager Select Retirement Allocation Fund	$87,339	$(186,807)	$(99,468)
AB Multi-Manager Select 2010 Fund	145,453	(347,332)	(201,879)
AB Multi-Manager Select 2015 Fund	411,766	(1,100,732)	(688,966)
AB Multi-Manager Select 2020 Fund	1,279,868	(2,640,653)	(1,360,785)
AB Multi-Manager Select 2025 Fund	2,149,275	(4,508,259)	(2,358,984)
AB Multi-Manager Select 2030 Fund	1,926,687	(3,975,484)	(2,048,797)
AB Multi-Manager Select 2035 Fund	2,466,461	(3,682,964)	(1,216,503)
AB Multi-Manager Select 2040 Fund	1,321,072	(2,184,898)	(863,826)
AB Multi-Manager Select 2045 Fund	1,348,986	(1,843,905)	(494,919)
AB Multi-Manager Select 2050 Fund	407,357	(924,767)	(517,410)
AB Multi-Manager Select 2055 Fund	455,025	(993,534)	(538,509)

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser

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or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	10,157	20,022	$112,885	$221,653

Shares issued in reinvestment of dividends and distributions	1,329	318	13,892	3,563

Shares redeemed	(20,629)	(3,666)	(225,205)	(40,707)

Net increase (decrease)	(9,143)	16,674	$(98,428)	$184,509

Class C
Shares sold	615	1,536	$6,500	$16,692

Shares issued in reinvestment of dividends and distributions	320	104	3,252	1,133

Shares redeemed	(1,055)	(6,800)	(11,472)	(74,490)

Net decrease	(120)	(5,160)	$(1,720)	$(56,665)

Advisor Class
Shares sold	48,111	4,104	$534,032	$46,098

Shares issued in reinvestment of dividends and distributions	2,182	15	22,673	162

Shares redeemed	(7,429)	(91)	(79,086)	(1,023)

Net increase	42,864	4,028	$477,619	$45,237

142 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select Retirement Allocation Fund
Shares	Amount
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class R
Shares sold	1,289	42,201	$13,171	$446,436

Shares issued in reinvestment of dividends and distributions	1,999	1,187	19,130	12,438

Shares redeemed	(49)	(6,460)	(493)	(67,864)

Net increase	3,239	36,928	$31,808	$391,010

Class K
Shares sold	101,538	538,261	$1,041,620	$5,670,429

Shares issued in reinvestment of dividends and distributions	56,103	28,109	539,149	295,707

Shares redeemed	(123,899)	(266,695)	(1,289,729)	(2,790,676)

Net increase	33,742	299,675	$291,040	$3,175,460

Class I
Shares sold	– 0	–	1,946	$	– 0	–	$20,540

Shares issued in reinvestment of dividends and distributions	0	(a)	6	4	68

Shares redeemed	(51)	(101,137)	(549)	(1,071,703)

Net decrease	(51)	(99,185)	$(545)	$(1,051,095)

Class Z
Shares sold	33	95,068	$333	$1,000,111

Shares issued in reinvestment of dividends and distributions	1,661	0	(a)	15,941	4

Shares redeemed	(67,138)	– 0	–	(694,626)	– 0	–

Net increase (decrease)	(65,444)	95,068	$(678,352)	$1,000,115

(a)	Amount is less than one share.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2010 Fund
Shares	Amount
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	11,040	4,989	$112,019	$56,857

Shares issued in reinvestment of dividends and distributions	1,211	819	12,271	9,148

Shares redeemed	(1,839)	(2,818)	(19,864)	(31,720)

Net increase	10,412	2,990	$104,426	$34,285

Class C
Shares sold	– 0	–	592	$	– 0	–	$6,571

Shares issued in reinvestment of dividends and distributions	175	330	1,771	3,654

Shares redeemed	(5,682)	(3,051)	(62,418)	(33,386)

Net decrease	(5,507)	(2,129)	$(60,647)	$(23,161)

Advisor Class
Shares sold	62,069	– 0	–	$686,208	$	– 0	–

Shares issued in reinvestment of dividends and distributions	7,126	2,538	71,553	28,145

Shares redeemed	(6,998)	(2,915)	(73,493)	(33,323)

Net increase (decrease)	62,197	(377)	$684,268	$(5,178)

Class R
Shares sold	1,634	4,510	$16,843	$48,138

Shares issued in reinvestment of dividends and distributions	1,961	1,541	18,723	16,363

Shares redeemed	(2,852)	(7,371)	(29,994)	(78,462)

Net increase (decrease)	743	(1,320)	$5,572	$(13,961)

144 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class K
Shares sold	75,651	737,164	$780,356	$7,864,159

Shares issued in reinvestment of dividends and distributions	86,620	63,664	823,756	674,206

Shares redeemed	(242,023)	(310,265)	(2,508,263)	(3,318,000)

Net increase (decrease)	(79,752)	490,563	$(904,151)	$5,220,365

Class I
Shares sold	582	1,583	$6,034	$16,749

Shares issued in reinvestment of dividends and distributions	326	201	3,093	2,129

Shares redeemed	(630)	(765)	(6,668)	(8,197)

Net increase	278	1,019	$2,459	$10,681

Class Z
Shares issued in reinvestment of dividends and distributions	1	1	7	6

Net increase	1	1	$7	$6

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	8,533	20,862		$91,152	$229,197

Shares issued in reinvestment of dividends and distributions	7,314	6,864		70,366	74,606

Shares converted from Class C	2,165	– 0	–	23,527	– 0	–

Shares redeemed	(56,034)	(73,553)		(585,457)	(803,121)

Net decrease	(38,022)	(45,827)		$(400,412)	$(499,318)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 145

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2015 Fund
Shares	Amount
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class C
Shares sold	118	118	$1,218	$1,294

Shares issued in reinvestment of dividends and distributions	2,247	1,925	21,524	20,850

Shares converted to Class A	(2,182)	– 0	–	(23,527)	– 0	–

Shares redeemed	(1)	(16,202)	(2)	(176,594)

Net increase (decrease)	182	(14,159)	$(787)	$(154,450)

Advisor Class
Shares sold	505,990	185	$5,532,832	$2,079

Shares issued in reinvestment of dividends and distributions	28,439	372	276,714	4,095

Shares redeemed	(111,115)	(1,154)	(1,219,908)	(12,696)

Net increase (decrease)	423,314	(597)	$4,589,638	$(6,522)

Class R
Shares sold	1,679	3,424	$17,436	$36,788

Shares issued in reinvestment of dividends and distributions	1,798	2,208	16,918	23,495

Shares redeemed	(1,023)	(16,082)	(10,946)	(169,564)

Net increase (decrease)	2,454	(10,450)	$23,408	$(109,281)

Class K
Shares sold	148,914	1,223,580	$1,536,474	$13,197,414

Shares issued in reinvestment of dividends and distributions	238,640	212,797	2,243,216	2,266,289

Shares redeemed	(759,074)	(1,123,782)	(7,716,968)	(12,249,211)

Net increase (decrease)	(371,520)	312,595	$(3,937,278)	$3,214,492

146 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class I
Shares sold	865,812	1,133	$9,238,548	$12,212

Shares issued in reinvestment of dividends and distributions	31,371	772	294,574	8,234

Shares redeemed	(463,918)	(36,846)	(4,963,558)	(400,890)

Net increase (decrease)	433,265	(34,941)	$4,569,564	$(380,444)

Class Z
Shares sold	9,806	108	$92,226	$1,143

Shares issued in reinvestment of dividends and distributions	19	1	176	8

Shares redeemed	(12)	0 (a)	(115)	(2)

Net increase	9,813	109	$92,287	$1,149

(a)	Amount is less than one share.

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018

Class A
Shares sold	62,999		76,594	$652,641		$858,597

Shares issued in reinvestment of dividends and distributions	30,012		19,918	290,217		222,285

Shares converted from Class C	– 0	–	1,296	– 0	–	14,282

Shares redeemed	(103,487)		(114,415)	(1,088,774)		(1,296,246)

Net decrease	(10,476)		(16,607)	$(145,916)		$(201,082)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31, 2018

Class C
Shares sold	1,160		10,116	$12,384		$114,282

Shares issued in reinvestment of dividends and distributions	8,473		5,315	81,254		58,885

Shares converted to Class A	– 0	–	(1,309)	– 0	–	(14,282)

Shares redeemed	(3,481)		(43,088)	(38,222)		(484,397)

Net increase (decrease)	6,152		(28,966)	$55,416		$(325,512)

Advisor Class
Shares sold	401,008		3,253	$4,412,047		$36,587

Shares issued in reinvestment of dividends and distributions	31,622		1,057	305,784		11,815

Shares redeemed	(25,002)		(3,923)	(258,108)		(44,694)

Net increase	407,628		387	$4,459,723		$3,708

Class R
Shares sold	220,824		73,022	$2,326,077		$808,303

Shares issued in reinvestment of dividends and distributions	39,852		12,382	375,807		135,215

Shares redeemed	(11,090)		(10,803)	(118,554)		(117,978)

Net increase	249,586		74,601	$2,583,330		$825,540

Class K
Shares sold	522,845		2,363,787	$5,436,775		$26,139,717

Shares issued in reinvestment of dividends and distributions	675,352		396,214	6,395,584		4,334,580

Shares redeemed	(1,077,595)		(1,940,368)	(11,129,791)		(21,334,864)

Net increase	120,602		819,633	$702,568		$9,139,433

148 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class I
Shares sold	57,015	2,254	$640,596	$24,818

Shares issued in reinvestment of dividends and distributions	1,333	75	12,947	839

Shares redeemed	(44,886)	(197,083)	(506,125)	(2,171,873)

Net increase (decrease)	13,462	(194,754)	$147,418	$(2,146,216)

Class Z
Shares sold	49,520	13,223	$538,663	$145,225

Shares issued in reinvestment of dividends and distributions	5,297	1	50,000	7

Shares redeemed	(690)	(26)	(6,816)	(287)

Net increase	54,127	13,198	$581,847	$144,945

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	47,472	242,076	$533,279	$2,796,814

Shares issued in reinvestment of dividends and distributions	38,436	18,647	375,907	214,064

Shares converted from Class C	180	219	2,073	2,494

Shares redeemed	(141,243)	(209,213)	(1,502,246)	(2,405,508)

Net increase (decrease)	(55,155)	51,729	$(590,987)	$607,864

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class C
Shares sold	3,827	18,082	$43,903	$209,960

Shares issued in reinvestment of dividends and distributions	4,278	2,104	41,666	24,023

Shares converted to Class A	(182)	(221)	(2,073)	(2,494)

Shares redeemed	(21,081)	(14,011)	(223,604)	(160,948)

Net increase (decrease)	(13,158)	5,954	$(140,108)	$70,541

Advisor Class
Shares sold	650,013	15,547	$7,353,893	$181,119

Shares issued in reinvestment of dividends and distributions	59,442	2,801	581,338	32,181

Shares redeemed	(80,848)	(3,650)	(880,163)	(42,568)

Net increase	628,607	14,698	$7,055,068	$170,732

Class R
Shares sold	639,059	79,762	$6,897,888	$898,398

Shares issued in reinvestment of dividends and distributions	81,158	13,505	770,190	151,386

Shares redeemed	(164,657)	(118,256)	(1,624,051)	(1,335,397)

Net increase (decrease)	555,560	(24,989)	$6,044,027	$(285,613)

Class K
Shares sold	921,025	3,492,010	$10,110,334	$39,334,653

Shares issued in reinvestment of dividends and distributions	1,153,418	525,905	11,038,211	5,911,168

Shares redeemed	(1,424,697)	(2,380,104)	(15,204,303)	(26,996,433)

Net increase	649,746	1,637,811	$5,944,242	$18,249,388

150 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class I
Shares sold	114,282	65,258	$1,291,527	$740,292

Shares issued in reinvestment of dividends and distributions	11,652	2,943	111,627	33,171

Shares redeemed	(63,327)	(284,648)	(722,323)	(3,182,315)

Net increase (decrease)	62,607	(216,447)	$680,831	$(2,408,852)

Class Z
Shares sold	69,123	6,727	$758,307	$76,170

Shares issued in reinvestment of dividends and distributions	7,650	114	72,984	1,280

Shares redeemed	(203)	(497)	(2,003)	(5,567)

Net increase	76,570	6,344	$829,288	$71,883

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	162,577	229,711	$1,693,494	$2,709,595

Shares issued in reinvestment of dividends and distributions	44,645	28,449	443,329	332,574

Shares redeemed	(129,415)	(167,860)	(1,442,247)	(1,984,518)

Net increase	77,807	90,300	$694,576	$1,057,651

Class C
Shares sold	44,645	49,625	$493,226	$572,226

Shares issued in reinvestment of dividends and distributions	11,627	2,941	114,287	34,208

Shares redeemed	(3,090)	(32,511)	(35,291)	(385,893)

Net increase	53,182	20,055	$572,222	$220,541

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Advisor Class
Shares sold	596,617	4,519	$6,939,311	$54,330

Shares issued in reinvestment of dividends and distributions	55,049	4,309	546,637	50,462

Shares redeemed	(30,146)	(155)	(353,114)	(1,837)

Net increase	621,520	8,673	$7,132,834	$102,955

Class R
Shares sold	163,775	81,745	$1,797,799	$942,367

Shares issued in reinvestment of dividends and distributions	26,986	9,427	260,957	107,751

Shares redeemed	(15,818)	(49,019)	(179,439)	(564,059)

Net increase	174,943	42,153	$1,879,317	$486,059

Class K
Shares sold	1,126,575	2,849,160	$12,456,356	$32,916,996

Shares issued in reinvestment of dividends and distributions	867,031	460,477	8,418,873	5,272,451

Shares redeemed	(1,549,867)	(1,466,528)	(16,401,130)	(16,935,087)

Net increase	443,739	1,843,109	$4,474,099	$21,254,360

Class I
Shares sold	87,115	30,585	$998,584	$349,952

Shares issued in reinvestment of dividends and distributions	16,133	7,583	156,975	87,052

Shares redeemed	(60,226)	(261,363)	(702,389)	(2,981,019)

Net increase (decrease)	43,022	(223,195)	$453,170	$(2,544,015)

Class Z
Shares sold	17,349	7,292	$179,292	$84,506

Shares issued in reinvestment of dividends and distributions	1,281	47	12,421	535

Shares redeemed	(102)	(137)	(1,051)	(1,554)

Net increase	18,528	7,202	$190,662	$83,487

152 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	106,554	93,119	$1,245,976	$1,122,140

Shares issued in reinvestment of dividends and distributions	41,585	20,230	418,344	242,360

Shares converted from Class C	1,359	94	16,321	1,123

Shares redeemed	(81,592)	(62,924)	(932,581)	(761,482)

Net increase	67,906	50,519	$748,060	$604,141

Class C
Shares sold	37,742	13,828	$423,897	$165,873

Shares issued in reinvestment of dividends and distributions	7,427	1,719	73,972	20,469

Shares converted to Class A	(1,373)	(95)	(16,321)	(1,123)

Shares redeemed	(2,803)	(11,832)	(31,732)	(143,113)

Net increase	40,993	3,620	$449,816	$42,106

Advisor Class
Shares sold	493,220	6,180	$5,860,571	$74,894

Shares issued in reinvestment of dividends and distributions	39,686	2,685	400,033	32,251

Shares redeemed	(86,580)	(16,982)	(1,015,874)	(206,687)

Net increase (decrease)	446,326	(8,117)	$5,244,730	$(99,542)

Class R
Shares sold	198,396	36,528	$2,222,172	$431,909

Shares issued in reinvestment of dividends and distributions	25,700	8,138	250,573	95,052

Shares redeemed	(45,981)	(89,358)	(490,896)	(1,057,006)

Net increase (decrease)	178,115	(44,692)	$1,981,849	$(530,045)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class K
Shares sold	1,205,675	2,880,887	$13,445,026	$33,926,583

Shares issued in reinvestment of dividends and distributions	887,736	424,374	8,708,694	4,969,416

Shares redeemed	(1,448,195)	(834,194)	(15,942,812)	(9,871,056)

Net increase	645,216	2,471,067	$6,210,908	$29,024,943

Class I
Shares sold	96,497	31,098	$1,140,598	$364,563

Shares issued in reinvestment of dividends and distributions	10,606	722	105,321	8,552

Shares redeemed	(6,895)	(378,723)	(83,130)	(4,396,224)

Net increase (decrease)	100,208	(346,903)	$1,162,789	$(4,023,109)

Class Z
Shares sold	6,136	1,407	$62,184	$16,599

Shares issued in reinvestment of dividends and distributions	299	51	2,931	596

Shares redeemed	(28)	(535)	(304)	(6,365)

Net increase	6,407	923	$64,811	$10,830

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	68,573	98,076	$768,272	$1,193,695

Shares issued in reinvestment of dividends and distributions	38,011	17,147	374,784	207,132

Shares redeemed	(32,676)	(128,561)	(373,135)	(1,580,160)

Net increase (decrease)	73,908	(13,338)	$769,921	$(179,333)

154 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class C
Shares sold	26,509	31,813	$289,032	$383,043

Shares issued in reinvestment of dividends and distributions	7,554	1,565	73,654	18,794

Shares redeemed	(358)	(19,747)	(4,012)	(238,454)

Net increase	33,705	13,631	$358,674	$163,383

Advisor Class
Shares sold	318,821	3,808	$3,817,834	$47,082

Shares issued in reinvestment of dividends and distributions	35,134	1,756	347,126	21,284

Shares redeemed	(30,943)	(695)	(350,876)	(8,409)

Net increase	323,012	4,869	$3,814,084	$59,957

Class R
Shares sold	102,690	71,603	$1,158,567	$850,724

Shares issued in reinvestment of dividends and distributions	24,649	5,226	235,647	61,566

Shares redeemed	(1,460)	(98,714)	(17,180)	(1,189,277)

Net increase (decrease)	125,879	(21,885)	$1,377,034	$(276,987)

Class K
Shares sold	521,596	1,719,561	$5,870,291	$20,394,889

Shares issued in reinvestment of dividends and distributions	630,859	266,127	6,062,552	3,142,963

Shares redeemed	(652,515)	(1,143,123)	(7,234,312)	(13,648,971)

Net increase	499,940	842,565	$4,698,531	$9,888,881

Class I
Shares sold	41,976	21,535	$491,896	$251,906

Shares issued in reinvestment of dividends and distributions	8,184	1,173	78,971	13,927

Shares redeemed	(2,373)	(307,324)	(28,343)	(3,573,346)

Net increase (decrease)	47,787	(284,616)	$542,524	$(3,307,513)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 155

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class Z
Shares sold	38,186	1,720	$443,669	$20,624

Shares issued in reinvestment of dividends and distributions	10,489	2,849	100,591	33,613

Shares redeemed	(308)	(4)	(3,556)	(47)

Net increase	48,367	4,565	$540,704	$54,190

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	55,049	66,282	$655,388	$821,974

Shares issued in reinvestment of dividends and distributions	27,547	11,457	276,296	140,573

Shares redeemed	(57,048)	(71,674)	(660,344)	(885,113)

Net increase	25,548	6,065	$271,340	$77,434

Class C
Shares sold	2,392	5,238	$28,164	$64,655

Shares issued in reinvestment of dividends and distributions	2,307	945	23,142	11,590

Shares redeemed	(4,532)	(7,892)	(48,504)	(98,204)

Net increase (decrease)	167	(1,709)	$2,802	$(21,959)

Advisor Class
Shares sold	387,509	1,282	$4,673,249	$16,080

Shares issued in reinvestment of dividends and distributions	35,160	93	354,414	1,157

Shares redeemed	(25,946)	(24)	(316,124)	(296)

Net increase	396,723	1,351	$4,711,539	$16,941

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class R
Shares sold	38,836	28,776	$443,624	$346,669

Shares issued in reinvestment of dividends and distributions	6,423	9,163	62,436	109,129

Shares redeemed	(20,974)	(196,607)	(227,264)	(2,382,257)

Net increase (decrease)	24,285	(158,668)	$278,796	$(1,926,459)

Class K
Shares sold	602,428	1,551,245	$6,730,251	$18,653,506

Shares issued in reinvestment of dividends and distributions	550,948	213,286	5,366,229	2,550,896

Shares redeemed	(785,836)	(628,123)	(8,673,827)	(7,634,282)

Net increase	367,540	1,136,408	$3,422,653	$13,570,120

Class I
Shares sold	19,592	22,417	$236,624	$268,014

Shares issued in reinvestment of dividends and distributions	4,925	832	48,368	10,030

Shares redeemed	(1,113)	(325,784)	(13,667)	(3,823,107)

Net increase (decrease)	23,404	(302,535)	$271,325	$(3,545,063)

Class Z
Shares sold	17,182	2,612	$178,192	$31,469

Shares issued in reinvestment of dividends and distributions	4,859	1,689	47,177	20,178

Shares redeemed	(27)	(11)	(295)	(130)

Net increase	22,014	4,290	$225,074	$51,517

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	29,933	28,262	$373,882	$355,048

Shares issued in reinvestment of dividends and distributions	8,841	3,374	92,213	42,183

Shares redeemed	(11,623)	(27,517)	(139,624)	(345,274)

Net increase	27,151	4,119	$326,471	$51,957

Class C
Shares sold	688	1,948	$8,132	$24,224

Shares issued in reinvestment of dividends and distributions	381	212	3,947	2,618

Shares redeemed	(199)	(3,166)	(2,334)	(39,852)

Net increase (decrease)	870	(1,006)	$9,745	$(13,010)

Advisor Class
Shares sold	248,008	9,945	$3,120,477	$124,168

Shares issued in reinvestment of dividends and distributions	19,481	429	203,380	5,387

Shares redeemed	(47,275)	(23)	(563,223)	(296)

Net increase	220,214	10,351	$2,760,634	$129,259

Class R
Shares sold	36,324	23,072	$412,617	$277,992

Shares issued in reinvestment of dividends and distributions	7,435	2,641	72,866	31,344

Shares redeemed	(2,557)	(28,891)	(26,433)	(348,609)

Net increase (decrease)	41,202	(3,178)	$459,050	$(39,273)

Class K
Shares sold	364,600	742,443	$4,133,285	$8,947,024

Shares issued in reinvestment of dividends and distributions	192,169	100,433	1,892,865	1,194,145

Shares redeemed	(398,811)	(292,358)	(4,423,870)	(3,548,390)

Net increase	157,958	550,518	$1,602,280	$6,592,779

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class I
Shares sold	28,957	8,596	$350,010	$101,823

Shares issued in reinvestment of dividends and distributions	2,680	11	26,982	130

Shares redeemed	(1,660)	(209,218)	(20,161)	(2,464,839)

Net increase (decrease)	29,977	(200,611)	$356,831	$(2,362,886)

Class Z
Shares sold	11,361	3,195	$125,300	$38,896

Shares issued in reinvestment of dividends and distributions	864	1	8,497	9

Shares redeemed	(41)	(18)	(433)	(215)

Net increase	12,184	3,178	$133,364	$38,690

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	37,839	40,070	$458,512	$500,062

Shares issued in reinvestment of dividends and distributions	10,874	3,507	111,783	43,478

Shares redeemed	(18,075)	(21,905)	(213,513)	(272,685)

Net increase	30,638	21,672	$356,782	$270,855

Class C
Shares sold	1,130	2,816	$13,105	$34,573

Shares issued in reinvestment of dividends and distributions	756	288	7,708	3,546

Shares redeemed	(33)	(11,118)	(388)	(138,967)

Net increase (decrease)	1,853	(8,014)	$20,425	$(100,848)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Advisor Class
Shares sold	128,165	924	$1,591,863	$11,582

Shares issued in reinvestment of dividends and distributions	13,339	1,864	138,725	23,396

Shares redeemed	(18,530)	(377)	(228,560)	(4,833)

Net increase	122,974	2,411	$1,502,028	$30,145

Class R
Shares sold	21,617	27,843	$246,007	$336,277

Shares issued in reinvestment of dividends and distributions	4,134	1,542	40,518	18,352

Shares redeemed	(322)	(33,118)	(3,742)	(401,555)

Net increase (decrease)	25,429	(3,733)	$282,783	$(46,926)

Class K
Shares sold	418,626	777,395	$4,799,065	$9,300,633

Shares issued in reinvestment of dividends and distributions	250,622	97,987	2,466,121	1,168,980

Shares redeemed	(464,887)	(232,831)	(5,027,908)	(2,814,494)

Net increase	204,361	642,551	$2,237,278	$7,655,119

Class I
Shares sold	16,589	13,074	$195,982	$155,133

Shares issued in reinvestment of dividends and distributions	1,792	197	17,852	2,376

Shares redeemed	(2,666)	(160,863)	(32,336)	(1,882,864)

Net increase (decrease)	15,715	(147,592)	$181,498	$(1,725,355)

Class Z
Shares sold	20,717	2,660	$235,038	$32,148

Shares issued in reinvestment of dividends and distributions	1,595	13	15,677	159

Shares redeemed	(186)	(116)	(1,934)	(1,360)

Net increase	22,126	2,557	$248,781	$30,947

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NOTES TO FINANCIAL STATEMENTS (continued)

At January 31, 2019, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 50%, 33%, 40%, 38%, 50%, 37%, 34%, 40%, 37%, 35% and 29%, respectively, in aggregate of the Funds’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Funds’ performance.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Funds’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of

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NOTES TO FINANCIAL STATEMENTS (continued)

each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’

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NOTES TO FINANCIAL STATEMENTS (continued)

maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2018	2017
Distributions paid from:
Ordinary income	$212,992	$175,055
Long-term capital gains	101,190	– 0	–

Total distributions paid	$314,182	$175,055

AB Multi-Manager Select 2010 Fund	2018	2017
Distributions paid from:
Ordinary income	$428,455	$292,563
Long-term capital gains	311,521	– 0	–

Total distributions paid	$739,976	$292,563

AB Multi-Manager Select 2015 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,138,025	$960,632
Long-term capital gains	1,323,533	94,762

Total distributions paid	$2,461,558	$1,055,394

AB Multi-Manager Select 2020 Fund	2018	2017
Distributions paid from:
Ordinary income	$2,389,324	$1,721,344
Long-term capital gains	2,395,125	207,409

Total distributions paid	$4,784,449	$1,928,753

AB Multi-Manager Select 2025 Fund	2018	2017
Distributions paid from:
Ordinary income	$3,611,483	$2,300,639
Long-term capital gains	2,769,830	636,348

Total distributions paid	$6,381,313	$2,936,987

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2030 Fund	2018	2017
Distributions paid from:
Ordinary income	$3,134,156	$1,618,093
Long-term capital gains	2,755,521	495,198

Total distributions paid	$5,889,677	$2,113,291

AB Multi-Manager Select 2035 Fund	2018	2017
Distributions paid from:
Ordinary income	$2,971,917	$1,075,640
Long-term capital gains	2,400,714	448,607

Total distributions paid	$5,372,631	$1,524,247

AB Multi-Manager Select 2040 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,624,988	$762,319
Long-term capital gains	1,879,850	335,015

Total distributions paid	$3,504,838	$1,097,334

AB Multi-Manager Select 2045 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,277,598	$582,419
Long-term capital gains	1,571,007	211,057

Total distributions paid	$2,848,605	$793,476

AB Multi-Manager Select 2050 Fund	2018	2017
Distributions paid from:
Ordinary income	$465,229	$245,220
Long-term capital gains	813,122	66,120

Total distributions paid	$1,278,351	$311,340

AB Multi-Manager Select 2055 Fund	2018	2017
Distributions paid from:
Ordinary income	$525,465	$237,061
Long-term capital gains	741,835	88,101

Total distributions paid	$1,267,300	$325,162

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NOTES TO FINANCIAL STATEMENTS (continued)

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$129,185	$339,428	$3,764	$472,377
2010 Fund	205,166	583,732	221,355	1,010,253
2015 Fund	483,450	2,156,132	996,389	3,635,971
2020 Fund	956,353	5,966,161	2,479,739	9,402,253
2025 Fund	1,818,780	10,010,520	6,010,300	17,839,600
2030 Fund	1,311,119	7,332,658	5,746,616	14,390,393
2035 Fund	1,048,474	7,585,463	6,627,324	15,261,261
2040 Fund	807,913	6,449,389	4,545,861	11,803,163
2045 Fund	716,011	5,229,815	4,435,451	10,381,277
2050 Fund	311,074	1,969,565	1,706,266	3,986,905
2055 Fund	410,910	2,195,097	2,049,700	4,655,707

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2018, the Funds did not have any capital loss carryforwards.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended January 31, 2019.

NOTE I

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures

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NOTES TO FINANCIAL STATEMENTS (continued)

about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31,					December 15, 2014(a) to July 31, 2015
			2018		2017		2016

Net asset value, beginning of period	$ 11.17		$ 10.97		$ 10.44		$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13		.23		.20		.23	.11

Net realized and unrealized gain (loss) on investment transactions	(.18)		.08		.33		.06	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	(.05)		.31		.53		.29	.18

Less: Dividends and Distributions

Dividends from net investment income	(.03)		– 0	–	– 0	–	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.30)		(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.33)		(.11)		– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 10.79		$ 11.17		$ 10.97		$ 10.44	$ 10.18

Total Return

Total investment return based on net asset value(e)	(.33)%		2.80%		5.08%		2.82%	1.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$386		$502		$309		$442	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.45	%^	.44%		.42%		.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	3.96	%^	5.19%		6.32%		8.37%	45.18	%^

Net investment income(c)	2.42	%^	2.07%		1.89%		2.28%	1.79	%^

Portfolio turnover rate	25%		98%		60%		102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%		.50%		.48%	.50	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.88	$ 10.76	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.09	.13	.14	.12	.06

Net realized and unrealized gain (loss) on investment transactions	(.18)	.10	.30	.08	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.09)	.23	.44	.20	.13

Less: Distributions

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.49	$ 10.88	$ 10.76	$ 10.32	$ 10.13

Total Return

Total investment return based on net asset value(e)	(.69)%	2.11%	4.26%	1.94%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126	$132	$186	$126	$45

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.20	%^	1.19%	1.17%	1.16%	1.14	%^

Expenses, before waivers/reimbursements(f)‡	4.73	%^	6.06%	7.21%	11.03%	43.43	%^

Net investment income(c)	1.68	%^	1.23%	1.34%	1.19%	.96	%^

Portfolio turnover rate	25%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%	.50%	.48%	.50	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.29	$ 11.05	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.26	.24	.20	.13

Net realized and unrealized gain (loss) on investment transactions	(.21)	.09	.32	.10	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.35	.56	.30	.20

Less: Dividends and Distributions

Dividends from net investment income	(.21)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.51)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.73	$ 11.29	$ 11.05	$ 10.49	$ 10.20

Total Return

Total investment return based on net asset value(e)	(.26)%	3.15%	5.34%	2.91%	2.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$527	$71	$25	$22	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.20	%^	.19%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	3.72	%^	4.99%	6.16%	9.14%	44.95	%^

Net investment income(c)	2.89	%^	2.32%	2.22%	1.98%	2.05	%^

Portfolio turnover rate	25%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%	.50%	.48%	.50	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.44	$ 10.49	$ 10.16	$ 10.02	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.11	.21	.22	.14	.10

Net realized and unrealized gain (loss) on investment transactions	(.17)	.06	.27	.09	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	.27	.49	.23	.16

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.21)	(.16)	(.08)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.50)	(.32)	(.16)	(.09)	(.14)

Net asset value, end of period	$ 9.88	$ 10.44	$ 10.49	$ 10.16	$ 10.02

Total Return

Total investment return based on net asset value(e)	(.45)%	2.53%	4.88%	2.36%	1.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$413	$402	$17	$33	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.70	%^	.69%	.67%	.66%	.64	%^

Expenses, before waivers/reimbursements(f)‡	2.92	%^	3.22%	3.59%	5.08%	30.60	%^

Net investment income(c)	2.18	%^	2.01%	2.20%	1.42%	1.56	%^

Portfolio turnover rate	25%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%	.50%	.48%	.50	%^

See footnote summary on page 244.

170 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.50	$ 10.51	$ 10.19	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.22	.20	.22	.09

Net realized and unrealized gain (loss) on investment transactions	(.18)	.07	.31	.04	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	.29	.51	.26	.18

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.19)	(.19)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.52)	(.30)	(.19)	(.11)	(.14)

Net asset value, end of period	$ 9.92	$ 10.50	$ 10.51	$ 10.19	$ 10.04

Total Return

Total investment return based on net asset value(e)	(.37)%	2.77%	5.15%	2.65%	1.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,742	$11,013	$7,869	$8,303	$671

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.45	%^	.44%	.42%	.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	2.68	%^	2.92%	3.37%	4.40%	21.09	%^

Net investment income(c)	2.42	%^	2.10%	2.00%	2.26%	1.45	%^

Portfolio turnover rate	25%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%	.50%	.48%	.50	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31,					December 15, 2014(a) to July 31, 2015
			2018		2017		2016

Net asset value, beginning of period	$ 10.75		$ 10.54		$ 10.23		$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14		.15		.22		.27	.13

Net realized and unrealized gain (loss) on investment transactions	(.18)		.17		.31		.02	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		.32		.53		.29	.19

Less: Dividends and Distributions

Dividends from net investment income	(.26)		– 0	–	(.22)		(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)		(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.56)		(.11)		(.22)		(.11)	(.14)

Net asset value, end of period	$ 10.15		$ 10.75		$ 10.54		$ 10.23	$ 10.05

Total Return

Total investment return based on net asset value(e)	(.24)%		3.02%		5.35%		2.98%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11		$12		$1,057		$668	$959

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.20	%^	.17%		.17%		.15%	.14	%^

Expenses, before waivers/reimbursements(f)‡	2.37	%^	2.52%		3.06%		7.57%	30.07	%^

Net investment income(c)	2.67	%^	1.25%		2.20%		2.71%	2.06	%^

Portfolio turnover rate	25%		98%		60%		102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%		.50%		.48%	.50	%^

See footnote summary on page 244.

172 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.53	$ 10.53	$ 10.22	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.19	.23	.22	.13

Net realized and unrealized gain (loss) on investment transactions	(.17)	.15	.31	.06	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.34	.54	.28	.19

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.23)	(.23)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.57)	(.34)	(.23)	(.11)	(.14)

Net asset value, end of period	$ 9.91	$ 10.53	$ 10.53	$ 10.22	$ 10.05

Total Return

Total investment return based on net asset value(e)	(.31)%	3.20%	5.41%	2.88%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$304	$1,012	$11	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.20	%^	.18%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	2.22	%^	5.12%	2.95%	7.38%	30.15	%^

Net investment income(c)	2.35	%^	2.65%	2.27%	2.27%	2.07	%^

Portfolio turnover rate	25%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.38	%^	.46%	.50%	.48%	.50	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 11.11	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.26	.21	.24	.16

Net realized and unrealized gain (loss) on investment transactions	(.26)	.22	.47	.09	.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.12)	.48	.68	.33	.26

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.13)	(.01)	(.08)	(.03)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.40)	(.04)	(.09)	(.03)

Net asset value, end of period	$ 10.54	$ 11.19	$ 11.11	$ 10.47	$ 10.23

Total Return

Total investment return based on net asset value(e)	(.91)%	4.31%	6.56%	3.24%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$498	$412	$376	$629	$16

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.51	%^	2.90%	3.42%	4.07%	46.32	%^

Net investment income(c)	2.49	%^	2.32%	1.95%	2.47%	2.53	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

174 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.05	$ 10.96	$ 10.39	$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.08	.17	.12	.21	.12

Net realized and unrealized gain (loss) on investment transactions	(.24)	.21	.48	.03	.08

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.16)	.38	.60	.24	.20

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.02)	– 0	–	(.02)	(.02)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.34)	(.29)	(.03)	(.03)	(.02)

Net asset value, end of period	$ 10.55	$ 11.05	$ 10.96	$ 10.39	$ 10.18

Total Return

Total investment return based on net asset value(e)	(1.31)%	3.50%	5.81%	2.41%	2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56	$120	$142	$106	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15	%^	1.14%	1.15%	1.15%	1.13	%^

Expenses, before waivers/reimbursements(f)‡	3.27	%^	3.67%	4.32%	5.48%	47.09	%^

Net investment income(c)	1.55	%^	1.55%	1.15%	2.10%	1.84	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.14	$ 11.04	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.28	.24	.25	.18

Net realized and unrealized gain (loss) on investment transactions	(.27)	.23	.46	.10	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.12)	.51	.70	.35	.27

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.14)	(.15)	(.06)	(.03)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.58)	(.41)	(.18)	(.07)	(.03)

Net asset value, end of period	$ 10.44	$ 11.14	$ 11.04	$ 10.52	$ 10.24

Total Return

Total investment return based on net asset value(e)	(.86)%	4.67%	6.81%	3.50%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,382	$781	$778	$717	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	2.25	%^	2.75%	3.26%	3.56%	46.11	%^

Net investment income(c)	2.83	%^	2.55%	2.28%	2.54%	2.81	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

176 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.62	$ 10.63	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.22	.18	.21	.15

Net realized and unrealized gain (loss) on investment transactions	(.25)	.21	.45	.08	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.13)	.43	.63	.29	.24

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.17)	(.19)	(.10)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.44)	(.22)	(.11)	(.20)

Net asset value, end of period	$ 9.93	$ 10.62	$ 10.63	$ 10.22	$ 10.04

Total Return

Total investment return based on net asset value(e)	(1.05)%	4.06%	6.28%	2.99%	2.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$357	$374	$389	$622	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65	%^	.64%	.65%	.65%	.63	%^

Expenses, before waivers/reimbursements(f)‡	2.40	%^	2.48%	2.82%	3.59%	30.49	%^

Net investment income(c)	2.29	%^	2.08%	1.80%	2.12%	2.31	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.61	$ 10.65	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.25	.21	.23	.10

Net realized and unrealized gain (loss) on investment transactions	(.26)	.21	.44	.08	.15

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.13)	.46	.65	.31	.25

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.21)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.50)	(.24)	(.12)	(.20)

Net asset value, end of period	$ 9.89	$ 10.61	$ 10.65	$ 10.24	$ 10.05

Total Return

Total investment return based on net asset value(e)	(1.00)%	4.32%	6.52%	3.16%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,699	$16,603	$11,448	$13,222	$597

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.07	%^	2.19%	2.54%	2.84%	23.54	%^

Net investment income(c)	2.52	%^	2.31%	2.04%	2.39%	1.72	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

178 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$ 10.61	$ 10.66	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.27	.20	.31	.18

Net realized and unrealized gain (loss) on investment transactions	(.26)	.21	.49	.02	.09

Net increase (decrease) in net asset value from operations	(.11)	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.26)	(.28)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.53)	(.31)	(.12)	(.20)

Net asset value, end of period	$ 9.87	$ 10.61	$ 10.66	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	(.81)%	4.53%	6.88%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$64	$65	$55	$14	$966

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%^	.14%	.15%	.13%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.71%^	1.72%	2.34%	10.46%	29.96	%^

Net investment income(c)	2.81%^	2.52%	1.98%	3.17%	2.82	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45%^	.53%	.56%	.55%	.61	%^
See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$ 10.62	$ 10.68	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.27	.24	.23	.18

Net realized and unrealized gain (loss) on investment transactions	(.26)	.21	.45	.10	.09

Net increase (decrease) in net asset value from operations	(.11)	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.27)	(.26)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.64)	(.54)	(.29)	(.12)	(.20)

Net asset value, end of period	$ 9.87	$ 10.62	$ 10.68	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	(.82)%	4.51%	6.90%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$11	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%^	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.65%^	1.68%	2.15%	6.29%	30.01	%^

Net investment income(c)	2.83%^	2.57%	2.30%	2.39%	2.82	%^

Portfolio turnover rate	20%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45%^	.53%	.56%	.55%	.61	%^

See footnote summary on page 244.

180 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.91	$ 11.01	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.27	.20	.24	.10

Net realized and unrealized gain (loss) on investment transactions	(.33)	.28	.59	.09	.20	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.19)	.55	.79	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.26)	(.18)	(.13)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.65)	(.24)	(.13)	(.04)

Net asset value, end of period	$ 10.07	$ 10.91	$ 11.01	$ 10.46	$ 10.26

Total Return

Total investment return based on net asset value(e)	(1.43)%	5.02%	7.72%	3.33%	2.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,189	$1,703	$2,224	$3,613	$168

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.35	%^	.37%	.40%	.40%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.03	%^	1.16%	1.16%	1.31%	26.98	%^

Net investment income(c)	2.54	%^	2.43%	1.90%	2.47%	1.50	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.82	$ 10.92	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.18	.14	.15	.06

Net realized and unrealized gain (loss) on investment transactions	(.32)	.27	.57	.11	.19	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.22)	.45	.71	.26	.25

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.16)	(.13)	(.07)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.55)	(.19)	(.07)	(.04)

Net asset value, end of period	$ 10.01	$ 10.82	$ 10.92	$ 10.40	$ 10.21

Total Return

Total investment return based on net asset value(e)	(1.80)%	4.15%	6.92%	2.63%	2.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$536	$578	$737	$717	$374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.11	%^	1.12%	1.15%	1.16%	1.17	%^

Expenses, before waivers/reimbursements(f)‡	1.79	%^	1.91%	1.93%	2.52%	19.67	%^

Net investment income(c)	1.90	%^	1.68%	1.31%	1.55%	.90	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

182 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.06	$ 11.16	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.30	.25	.27	.12

Net realized and unrealized gain (loss) on investment transactions	(.34)	.28	.58	.11	.19	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.17)	.58	.83	.38	.31

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.29)	(.24)	(.02)	(.04)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.68)	(.30)	(.02)	(.04)

Net asset value, end of period	$ 10.18	$ 11.06	$ 11.16	$ 10.63	$ 10.27

Total Return

Total investment return based on net asset value(e)	(1.23)%	5.21%	7.98%	3.68%	3.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,374	$70	$78	$70	$61

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.11	%^	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.79	%^	.91%	.94%	1.58%	26.67	%^

Net investment income(c)	3.24	%^	2.67%	2.30%	2.68%	1.82	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.66	$ 10.77	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.24	.19	.21	.11

Net realized and unrealized gain (loss) on investment transactions	(.31)	.27	.55	.10	.17	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.19)	.51	.74	.31	.28

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.23)	(.16)	(.13)	(.21)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.63)	(.62)	(.22)	(.13)	(.21)

Net asset value, end of period	$ 9.84	$ 10.66	$ 10.77	$ 10.25	$ 10.07

Total Return

Total investment return based on net asset value(e)	(1.56)%	4.73%	7.40%	3.10%	2.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$286	$283	$399	$375	$247

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.61	%^	.62%	.65%	.66%	.67	%^

Expenses, before waivers/reimbursements(f)‡	1.47	%^	1.53%	1.51%	1.95%	15.95	%^

Net investment income(c)	2.41	%^	2.24%	1.81%	2.15%	1.74	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

184 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.68	$ 10.79	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.26	.21	.24	.08

Net realized and unrealized gain (loss) on investment transactions	(.32)	.28	.56	.09	.22	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.18)	.54	.77	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.26)	(.20)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.65)	(.26)	(.14)	(.21)

Net asset value, end of period	$ 9.84	$ 10.68	$ 10.79	$ 10.28	$ 10.09

Total Return

Total investment return based on net asset value(e)	(1.38)%	4.98%	7.68%	3.35%	3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,131	$41,025	$38,086	$41,604	$3,780

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.36	%^	.37%	.40%	.41%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.15	%^	1.23%	1.22%	1.37%	10.55	%^

Net investment income(c)	2.59	%^	2.40%	2.07%	2.48%	1.30	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.71	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.25	.25	.30	.18

Net realized and unrealized gain (loss) on investment transactions	(.33)	.31	.55	.06	.14	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.18)	.56	.80	.36	.32

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.27)	(.24)	(.15)	(.22)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.66)	(.30)	(.15)	(.22)

Net asset value, end of period	$ 9.82	$ 10.71	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	(1.38)%	5.25%	7.96%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,398	$155	$534	$541	$969

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.11	%^	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.82	%^	.87%	.89%	1.74%	25.68	%^

Net investment income(c)	2.96	%^	2.28%	2.43%	3.06%	2.91	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.67	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.09	.29	.24	.24	.18

Net realized and unrealized gain (loss) on investment transactions	(.26)	.26	.56	.11	.14	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.17)	.55	.80	.35	.32

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.30)	(.24)	(.14)	(.22)

Distributions from net realized gain on investment transactions	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.71)	(.69)	(.30)	(.14)	(.22)

Net asset value, end of period	$ 9.79	$ 10.67	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	(1.27)%	5.14%	8.02%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107	$12	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.11%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.20	%^	.81%	.80%	1.47%	25.70	%^

Net investment income(c)	.47	%^	2.68%	2.33%	2.49%	2.91	%^

Portfolio turnover rate	39%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.49	%^	.57%	.59%	.60%	.59	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.22	$ 11.15	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.27	.21	.23	.12

Net realized and unrealized gain (loss) on investment transactions	(.41)	.37	.71	.09	.24	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.26)	.64	.92	.32	.36

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.18)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.57)	(.23)	(.14)	(.08)

Net asset value, end of period	$ 10.16	$ 11.22	$ 11.15	$ 10.46	$ 10.28

Total Return

Total investment return based on net asset value(e)	(1.92)%	5.74%	8.98%	3.19%	3.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,498	$5,086	$5,239	$8,339	$521

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37	%^	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.74	%^	.81%	.82%	1.00%	9.77	%^

Net investment income(c)	2.69	%^	2.38%	1.94%	2.37%	2.00	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.09	$ 11.02	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.19	.13	.15	.06

Net realized and unrealized gain (loss) on investment transactions	(.40)	.36	.70	.09	.24	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.30)	.55	.83	.24	.30

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.16)	(.12)	(.10)	(.07)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.72)	(.48)	(.17)	(.11)	(.07)

Net asset value, end of period	$ 10.07	$ 11.09	$ 11.02	$ 10.36	$ 10.23

Total Return

Total investment return based on net asset value(e)	(2.34)%	4.97%	8.17%	2.38%	3.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,216	$1,271	$1,584	$1,286	$370

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.12	%^	1.14%	1.19%	1.20%	1.21	%^

Expenses, before waivers/reimbursements(f)‡	1.49	%^	1.56%	1.57%	1.82%	12.82	%^

Net investment income(c)	1.92	%^	1.66%	1.23%	1.57%	.95	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.24	$ 11.17	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.30	.25	.29	.18

Net realized and unrealized gain (loss) on investment transactions	(.41)	.37	.70	.05	.20	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.24)	.67	.95	.34	.38

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.28)	(.23)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.84)	(.60)	(.28)	(.14)	(.08)

Net asset value, end of period	$ 10.16	$ 11.24	$ 11.17	$ 10.50	$ 10.30

Total Return

Total investment return based on net asset value(e)	(1.73)%	6.02%	9.23%	3.36%	3.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,344	$226	$220	$179	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.14%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.49	%^	.56%	.57%	.69%	25.25	%^

Net investment income(c)	3.15	%^	2.67%	2.32%	2.96%	2.74	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.97	$ 10.92	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.24	.19	.22	.12

Net realized and unrealized gain (loss) on investment transactions	(.43)	.36	.69	.06	.22	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.27)	.60	.88	.28	.34

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.14)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.55)	(.19)	(.14)	(.25)

Net asset value, end of period	$ 9.90	$ 10.97	$ 10.92	$ 10.23	$ 10.09

Total Return

Total investment return based on net asset value(e)	(2.12)%	5.48%	8.78%	2.84%	3.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,072	$2,881	$2,052	$2,328	$296

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.62	%^	.64%	.69%	.70%	.71	%^

Expenses, before waivers/reimbursements(f)‡	1.18	%^	1.22%	1.17%	1.36%	8.32	%^

Net investment income(c)	3.03	%^	2.20%	1.79%	2.25%	1.93	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.00	$ 10.94	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.27	.21	.23	.10

Net realized and unrealized gain (loss) on investment transactions	(.39)	.35	.70	.07	.26	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.25)	.62	.91	.30	.36

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.24)	(.19)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.80)	(.56)	(.24)	(.14)	(.25)

Net asset value, end of period	$ 9.95	$ 11.00	$ 10.94	$ 10.27	$ 10.11

Total Return

Total investment return based on net asset value(e)	(1.94)%	5.74%	9.07%	3.08%	3.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,168	$91,754	$82,263	$72,587	$6,854

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37	%^	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.86	%^	.91%	.90%	1.04%	5.40	%^

Net investment income(c)	2.66	%^	2.41%	2.02%	2.40%	1.68	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.29	$ 10.96	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.12	.24	.28	.19

Net realized and unrealized gain (loss) on investment transactions	(.41)	.53	.69	.05	.18	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.25)	.65	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.29)	– 0	–	(.22)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.84)	(.32)	(.27)	(.15)	(.25)

Net asset value, end of period	$ 10.20	$ 11.29	$ 10.96	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	(1.85)%	5.91%	9.29%	3.34%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$182	$50	$2,182	$2,376	$975

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.18%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.55	%^	.46%	.59%	.80%	24.45	%^

Net investment income(c)	2.99	%^	1.03%	2.33%	2.89%	2.98	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.00	$ 10.95	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.24	.24	.24	.19

Net realized and unrealized gain (loss) on investment transactions	(.40)	.42	.69	.09	.18	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.23)	.66	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.29)	(.23)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.85)	(.61)	(.28)	(.15)	(.25)

Net asset value, end of period	$ 9.92	$ 11.00	$ 10.95	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	(1.74)%	6.05%	9.27%	3.32%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$678	$157	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.12%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.44	%^	.49%	.49%	.97%	24.49	%^

Net investment income(c)	3.27	%^	2.24%	2.32%	2.42%	2.99	%^

Portfolio turnover rate	24%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.57%	.61%	.62%	.62	%^

See footnote summary on page 244.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.60	$ 11.32	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.28	.19	.24	.11

Net realized and unrealized gain (loss) on investment transactions	(.50)	.51	.91	.03	.33	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.34)	.79	1.10	.27	.44

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.26)	(.15)	(.15)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.91)	(.51)	(.23)	(.15)	(.11)

Net asset value, end of period	$ 10.35	$ 11.60	$ 11.32	$ 10.45	$ 10.33

Total Return

Total investment return based on net asset value(e)	(2.50)%	6.99%	10.74%	2.65%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,357	$5,525	$4,804	$8,857	$174

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.39%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.66	%^	.72%	.75%	.83%	13.53	%^

Net investment income(c)	2.82	%^	2.40%	1.77%	2.39%	1.73	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.48	$ 11.19	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.11	.19	.15	.14	.05

Net realized and unrealized gain (loss) on investment transactions	(.49)	.51	.86	.06	.35	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.38)	.70	1.01	.20	.40

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.16)	(.12)	(.11)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.80)	(.41)	(.20)	(.11)	(.11)

Net asset value, end of period	$ 10.30	$ 11.48	$ 11.19	$ 10.38	$ 10.29

Total Return

Total investment return based on net asset value(e)	(2.92)%	6.26%	9.87%	1.97%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$505	$714	$629	$818	$138

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.13	%^	1.14%	1.18%	1.19%	1.20	%^

Expenses, before waivers/reimbursements(f)‡	1.42	%^	1.48%	1.53%	1.68%	15.69	%^

Net investment income(c)	1.91	%^	1.68%	1.40%	1.38%	.72	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.63	$ 11.34	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.31	.25	.25	.11

Net realized and unrealized gain (loss) on investment transactions	(.52)	.51	.87	.05	.35	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.33)	.82	1.12	.30	.46

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.28)	(.21)	(.14)	(.11)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.95)	(.53)	(.29)	(.14)	(.11)

Net asset value, end of period	$ 10.35	$ 11.63	$ 11.34	$ 10.51	$ 10.35

Total Return

Total investment return based on net asset value(e)	(2.40)%	7.31%	10.95%	2.97%	4.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,442	$1,053	$861	$708	$534

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.41	%^	.47%	.52%	.79%	13.26	%^

Net investment income(c)	3.43	%^	2.65%	2.32%	2.51%	1.71	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.31	$ 11.05	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.26	.19	.20	.12

Net realized and unrealized gain (loss) on investment transactions	(.57)	.48	.85	.04	.31	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.35)	.74	1.04	.24	.43

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.23)	(.15)	(.14)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.48)	(.23)	(.14)	(.29)

Net asset value, end of period	$ 10.04	$ 11.31	$ 11.05	$ 10.24	$ 10.14

Total Return

Total investment return based on net asset value(e)	(2.64)%	6.76%	10.35%	2.44%	4.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,916	$2,636	$2,852	$2,802	$482

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.62	%^	.65%	.68%	.69%	.70	%^

Expenses, before waivers/reimbursements(f)‡	1.10	%^	1.11%	1.03%	1.01%	7.14	%^

Net investment income(c)	4.15	%^	2.32%	1.84%	2.10%	1.98	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.36	$ 11.09	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.28	.21	.22	.09

Net realized and unrealized gain (loss) on investment transactions	(.49)	.49	.86	.05	.36	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.34)	.77	1.07	.27	.45

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.18)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.90)	(.50)	(.26)	(.15)	(.29)

Net asset value, end of period	$ 10.12	$ 11.36	$ 11.09	$ 10.28	$ 10.16

Total Return

Total investment return based on net asset value(e)	(2.54)%	7.01%	10.66%	2.71%	4.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,901	$141,801	$120,243	$106,535	$10,497

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.40%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.78	%^	.81%	.81%	.92%	5.97	%^

Net investment income(c)	2.77	%^	2.45%	2.04%	2.26%	1.46	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^
See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.41	$ 11.12	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.26	.24	.27	.19

Net realized and unrealized gain (loss) on investment transactions	(.50)	.54	.86	.02	.27	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.33)	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.26)	(.21)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.94)	(.51)	(.29)	(.15)	(.29)

Net asset value, end of period	$ 10.14	$ 11.41	$ 11.12	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	(2.42)%	7.27%	10.98%	2.96%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,373	$831	$3,217	$2,421	$984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.15%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.46	%^	.45%	.49%	.65%	22.66	%^

Net investment income(c)	3.13	%^	2.21%	2.25%	2.77%	3.04	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.37	$ 11.11	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.28	.27	.23	.19

Net realized and unrealized gain (loss) on investment transactions	(.52)	.52	.83	.06	.27	*

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.32)	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.29)	(.22)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.95)	(.54)	(.30)	(.15)	(.29)

Net asset value, end of period	$ 10.10	$ 11.37	$ 11.11	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	(2.33)%	7.30%	10.97%	2.95%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$871	$111	$38	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.36	%^	.39%	.41%	.78%	22.69	%^

Net investment income(c)	3.89	%^	2.45%	2.53%	2.32%	3.04	%^

Portfolio turnover rate	24%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.56%	.64%	.62%	.60	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.86	$ 11.56	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.27	.19	.21	.08

Net realized and unrealized gain (loss) on investment transactions	(.58)	.64	1.11	.04	.47

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.43)	.91	1.30	.25	.55

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.15)	(.13)	(.16)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.61)	(.24)	(.14)	(.16)

Net asset value, end of period	$ 10.57	$ 11.86	$ 11.56	$ 10.50	$ 10.39

Total Return

Total investment return based on net asset value(e)	(3.15)%	7.99%	12.65%	2.52%	5.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,221	$7,179	$5,956	$8,554	$317

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.69	%^	.75%	.83%	.97%	18.85	%^

Net investment income(c)	2.73	%^	2.27%	1.75%	2.14%	1.18	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.74	$ 11.43	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.16	.13	.12	.12

Net realized and unrealized gain (loss) on investment transactions	(.59)	.65	1.08	.07	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.46)	.81	1.21	.19	.50

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.14)	(.11)	(.11)	(.15)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.82)	(.50)	(.20)	(.12)	(.15)

Net asset value, end of period	$ 10.46	$ 11.74	$ 11.43	$ 10.42	$ 10.35

Total Return

Total investment return based on net asset value(e)	(3.45)%	7.10%	11.86%	1.86%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,636	$1,212	$951	$911	$20

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.14	%^	1.18%	1.23%	1.23%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.44	%^	1.51%	1.59%	1.83%	25.83	%^

Net investment income(c)	2.41	%^	1.41%	1.20%	1.17%	1.88	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.89	$ 11.59	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.30	.24	.25	.12

Net realized and unrealized gain (loss) on investment transactions	(.62)	.64	1.09	.04	.45

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.42)	.94	1.33	.29	.57

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.28)	(.20)	(.14)	(.16)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.90)	(.64)	(.29)	(.15)	(.16)

Net asset value, end of period	$ 10.57	$ 11.89	$ 11.59	$ 10.55	$ 10.41

Total Return

Total investment return based on net asset value(e)	(3.02)%	8.21%	12.95%	2.82%	5.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,505	$1,052	$924	$702	$50

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.17%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.44	%^	.50%	.58%	.70%	18.70	%^

Net investment income(c)	3.58	%^	2.56%	2.25%	2.54%	1.82	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.58	$ 11.31	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.26	.20	.18	.10

Net realized and unrealized gain (loss) on investment transactions	(.62)	.60	1.04	.05	.43

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.43)	.86	1.24	.23	.53

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.13)	(.13)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.59)	(.22)	(.14)	(.33)

Net asset value, end of period	$ 10.29	$ 11.58	$ 11.31	$ 10.29	$ 10.20

Total Return

Total investment return based on net asset value(e)	(3.28)%	7.71%	12.29%	2.32%	5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,416	$1,819	$1,300	$1,866	$380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.64	%^	.67%	.73%	.73%	.74	%^

Expenses, before waivers/reimbursements(f)‡	1.13	%^	1.16%	1.15%	1.40%	8.24	%^

Net investment income(c)	3.51	%^	2.22%	1.89%	1.89%	1.70	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.61	$ 11.33	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.27	.21	.20	.08

Net realized and unrealized gain (loss) on investment transactions	(.57)	.62	1.06	.06	.46

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.41)	.89	1.27	.26	.54

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.17)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.86)	(.61)	(.26)	(.15)	(.33)

Net asset value, end of period	$ 10.34	$ 11.61	$ 11.33	$ 10.32	$ 10.21

Total Return

Total investment return based on net asset value(e)	(3.07)%	7.92%	12.61%	2.60%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104,208	$111,934	$88,325	$70,952	$7,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.80	%^	.86%	.89%	1.06%	7.09	%^

Net investment income(c)	2.88	%^	2.34%	1.94%	2.08%	1.28	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.66	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.27	.24	.24	.18

Net realized and unrealized gain (loss) on investment transactions	(.58)	.66	1.07	.03	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.41)	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.27)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.89)	(.63)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.36	$ 11.66	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	(2.99)%	8.27%	12.94%	2.75%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,043	$1,798	$4,288	$2,682	$994

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.18%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.49	%^	.53%	.57%	.80%	22.26	%^

Net investment income(c)	3.13	%^	2.28%	2.26%	2.42%	2.90	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.64	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.25	.23	.21	.18

Net realized and unrealized gain (loss) on investment transactions	(.59)	.68	1.08	.06	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.42)	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.29)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.90)	(.65)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.32	$ 11.64	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	(3.07)%	8.29%	12.99%	2.74%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$280	$101	$17	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.16%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.40	%^	.44%	.48%	.95%	22.28	%^

Net investment income(c)	3.05	%^	2.19%	2.19%	2.11%	2.88	%^

Portfolio turnover rate	28%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.43	%^	.53%	.63%	.62%	.64	%^

See footnote summary on page 244.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.20	$ 11.76	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.26	.17	.18	.07

Net realized and unrealized gain (loss) on investment transactions	(.67)	.80	1.31	.00	(d)	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.51)	1.06	1.48	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.25)	(.11)	(.15)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.62)	(.19)	(.15)	(.19)

Net asset value, end of period	$ 10.77	$ 12.20	$ 11.76	$ 10.47	$ 10.44

Total Return

Total investment return based on net asset value(e)	(3.63)%	9.07%	14.39%	1.79%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,552	$5,463	$4,670	$7,259	$288

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.72	%^	.81%	.91%	1.13%	14.64	%^

Net investment income(c)	2.71	%^	2.17%	1.56%	1.79%	1.09	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.08	$ 11.60	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.16	.13	.08	.05

Net realized and unrealized gain (loss) on investment transactions	(.66)	.79	1.25	.02	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.54)	.95	1.38	.10	.59

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.10)	(.08)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.88)	(.47)	(.16)	(.12)	(.19)

Net asset value, end of period	$ 10.66	$ 12.08	$ 11.60	$ 10.38	$ 10.40

Total Return

Total investment return based on net asset value(e)	(3.99)%	8.22%	13.53%	.98%	5.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,030	$673	$604	$959	$65

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.14	%^	1.18%	1.23%	1.24%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.48	%^	1.57%	1.68%	2.00%	19.46	%^

Net investment income(c)	2.10	%^	1.36%	1.22%	.84%	.76	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.80	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.31	.23	.20	.07

Net realized and unrealized gain (loss) on investment transactions	(.71)	.78	1.28	.02	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.50)	1.09	1.51	.22	.64

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.27)	(.18)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.64)	(.26)	(.12)	(.19)

Net asset value, end of period	$ 10.79	$ 12.25	$ 11.80	$ 10.55	$ 10.45

Total Return

Total investment return based on net asset value(e)	(3.52)%	9.37%	14.59%	2.12%	6.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,218	$456	$535	$450	$171

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.18%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.47	%^	.56%	.67%	.99%	21.13	%^

Net investment income(c)	3.60	%^	2.57%	2.07%	2.03%	1.16	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.87	$ 11.47	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.25	.17	.15	.10

Net realized and unrealized gain (loss) on investment transactions	(.72)	.74	1.25	.00	(d)	.51

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.51)	.99	1.42	.15	.61

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.22)	(.12)	(.15)	(.36)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.59)	(.20)	(.15)	(.36)

Net asset value, end of period	$ 10.44	$ 11.87	$ 11.47	$ 10.25	$ 10.25

Total Return

Total investment return based on net asset value(e)	(3.73)%	8.75%	14.07%	1.49%	6.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,947	$1,238	$1,709	$1,396	$216

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.64	%^	.68%	.73%	.74%	.74	%^

Expenses, before waivers/reimbursements(f)‡	1.15	%^	1.18%	1.12%	1.46%	9.15	%^

Net investment income(c)	3.89	%^	2.08%	1.60%	1.57%	1.62	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.93	$ 11.51	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.26	.19	.17	.07

Net realized and unrealized gain (loss) on investment transactions	(.65)	.78	1.26	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.50)	1.04	1.45	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.25)	(.15)	(.15)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.92)	(.62)	(.23)	(.15)	(.37)

Net asset value, end of period	$ 10.51	$ 11.93	$ 11.51	$ 10.29	$ 10.26

Total Return

Total investment return based on net asset value(e)	(3.67)%	9.12%	14.34%	1.85%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$105,483	$112,028	$79,677	$58,198	$6,768

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.81	%^	.87%	.93%	1.17%	6.39	%^

Net investment income(c)	2.72	%^	2.20%	1.77%	1.72%	1.16	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.09	$ 11.54	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.12	.23	.20	.17

Net realized and unrealized gain (loss) on investment transactions	(.69)	.95	1.25	.00	(d)	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.50)	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.15)	(.18)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.52)	(.26)	(.16)	(.37)

Net asset value, end of period	$ 10.63	$ 12.09	$ 11.54	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	(3.58)%	9.33%	14.64%	2.01%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,321	$290	$4,280	$3,084	$1,001

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.21%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.51	%^	.47%	.62%	.91%	22.51	%^

Net investment income(c)	3.42	%^	.99%	2.14%	2.10%	2.65	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.94	$ 11.53	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.27	.22	.17	.17

Net realized and unrealized gain (loss) on investment transactions	(.64)	.80	1.26	.03	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.49)	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.29)	(.19)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.96)	(.66)	(.27)	(.16)	(.37)

Net asset value, end of period	$ 10.49	$ 11.94	$ 11.53	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	(3.50)%	9.37%	14.62%	2.00%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99	$36	$24	$11	$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.17%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.41	%^	.45%	.52%	1.16%	22.53	%^

Net investment income(c)	2.68	%^	2.28%	2.06%	1.77%	2.64	%^

Portfolio turnover rate	25%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.42	%^	.53%	.65%	.62%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.34	$ 11.80	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.23	.13	.14	.11

Net realized and unrealized gain (loss) on investment transactions	(.75)	.91	1.43	(.01	)*	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.60)	1.14	1.56	.13	.69

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.20)	(.08)	(.15)	(.27)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.13)	(.60)	(.16)	(.15)	(.27)

Net asset value, end of period	$ 10.61	$ 12.34	$ 11.80	$ 10.40	$ 10.42

Total Return

Total investment return based on net asset value(e)	(4.19)%	9.81%	15.22%	1.28%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,284	$4,072	$4,051	$6,816	$77

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.45%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.88	%^	.97%	1.03%	1.18%	23.89	%^

Net investment income(c)	2.55	%^	1.89%	1.17%	1.45%	1.69	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.21	$ 11.65	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.14	.10	.03	.09

Net realized and unrealized gain (loss) on investment transactions	(.74)	.90	1.37	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.64)	1.04	1.47	.04	.65

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.08)	(.07)	(.10)	(.26)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.08)	(.48)	(.15)	(.10)	(.26)

Net asset value, end of period	$ 10.49	$ 12.21	$ 11.65	$ 10.33	$ 10.39

Total Return

Total investment return based on net asset value(e)	(4.54)%	8.98%	14.43%	.44%	6.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$855	$584	$398	$844	$26

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.15	%^	1.19%	1.27%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	1.64	%^	1.73%	1.81%	2.03%	30.19	%^

Net investment income(c)	1.71	%^	1.19%	.95%	.35%	1.35	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.40	$ 11.85	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.25	.20	.16	.15

Net realized and unrealized gain (loss) on investment transactions	(.79)	.93	1.40	(.02	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.60)	1.18	1.60	.14	.72

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.16)	(.10)	(.27)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.17)	(.63)	(.24)	(.10)	(.27)

Net asset value, end of period	$ 10.63	$ 12.40	$ 11.85	$ 10.49	$ 10.45

Total Return

Total investment return based on net asset value(e)	(4.15)%	10.10%	15.54%	1.40%	7.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,899	$541	$459	$268	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.63	%^	.72%	.81%	.89%	29.08	%^

Net investment income(c)	3.24	%^	2.08%	1.80%	1.58%	2.33	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.02	$ 11.49	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.22	.14	.13	.11

Net realized and unrealized gain (loss) on investment transactions	(.78)	.87	1.36	(.04	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.60)	1.09	1.50	.09	.68

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.16)	(.11)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.13)	(.56)	(.19)	(.15)	(.44)

Net asset value, end of period	$ 10.29	$ 12.02	$ 11.49	$ 10.18	$ 10.24

Total Return

Total investment return based on net asset value(e)	(4.30)%	9.62%	14.92%	.92%	6.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,419	$1,314	$1,508	$1,224	$36

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65	%^	.70%	.77%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.29	%^	1.32%	1.28%	1.45%	14.63	%^

Net investment income(c)	3.24	%^	1.85%	1.29%	1.33%	1.71	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^
See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.06	$ 11.55	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.22	.17	.13	.06

Net realized and unrealized gain (loss) on investment transactions	(.74)	.90	1.37	(.01	)*	.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.59)	1.12	1.54	.12	.69

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.13)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.12)	(.61)	(.21)	(.15)	(.44)

Net asset value, end of period	$ 10.35	$ 12.06	$ 11.55	$ 10.22	$ 10.25

Total Return

Total investment return based on net asset value(e)	(4.17)%	9.77%	15.30%	1.23%	7.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,202	$66,476	$53,902	$46,834	$8,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.44%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.96	%^	1.03%	1.06%	1.30%	5.69	%^

Net investment income(c)	2.58	%^	1.88%	1.56%	1.38%	1.03	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.15	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.12	.19	.19	.15

Net realized and unrealized gain (loss) on investment transactions	(.79)	1.03	1.37	(.05	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.60)	1.15	1.56	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.17)	(.16)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.16)	(.57)	(.24)	(.16)	(.44)

Net asset value, end of period	$ 10.39	$ 12.15	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	(4.17)%	10.08%	15.52%	1.40%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$813	$369	$3,644	$2,140	$1,008

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.23%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.65	%^	.63%	.73%	1.11%	18.71	%^

Net investment income(c)	3.31	%^	.98%	1.75%	2.00%	2.44	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.08	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	(.76)	.91	1.38	.00	(d)	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.59)	1.16	1.57	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.17)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(1.17)	(.65)	(.25)	(.16)	(.44)

Net asset value, end of period	$ 10.32	$ 12.08	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	(4.14)%	10.14%	15.59%	1.38%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,081	$681	$600	$519	$522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.54	%^	.60%	.64%	1.29%	16.54	%^

Net investment income(c)	3.09	%^	2.10%	1.79%	1.46%	.68	%^

Portfolio turnover rate	23%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.40	%^	.53%	.66%	.63%	.64	%^

See footnote summary on page 244.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.56	$ 11.92	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.21	.13	.15	.12

Net realized and unrealized gain (loss) on investment transactions	(.79)	1.00	1.49	(.08	)*	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.64)	1.21	1.62	.07	.72

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.18)	(.07)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.10)	(.57)	(.13)	(.15)	(.21)

Net asset value, end of period	$ 10.82	$ 12.56	$ 11.92	$ 10.43	$ 10.51

Total Return

Total investment return based on net asset value(e)	(4.36)%	10.29%	15.71%	.76%	7.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,077	$3,253	$3,016	$5,107	$111

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	.95	%^	1.10%	1.26%	1.50%	28.43	%^

Net investment income(c)	2.46	%^	1.73%	1.19%	1.48%	1.96	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.49	$ 11.87	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.11	.12	.09	.04	.01

Net realized and unrealized gain (loss) on investment transactions	(.77)	.98	1.45	(.05	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.66)	1.10	1.54	(.01)	.67

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.09)	(.04)	(.02)	(.20)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.02)	(.48)	(.10)	(.03)	(.20)

Net asset value, end of period	$ 10.81	$ 12.49	$ 11.87	$ 10.43	$ 10.47

Total Return

Total investment return based on net asset value(e)	(4.69)%	9.35%	14.91%	(.05)%	6.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234	$268	$275	$289	$84

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.16	%^	1.19%	1.25%	1.27%	1.29	%^

Expenses, before waivers/reimbursements(f)‡	1.72	%^	1.86%	2.04%	2.74%	27.00	%^

Net investment income(c)	1.81	%^	1.00%	.81%	.45%	.14	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

224 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.66	$ 12.01	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.24	.18	.18	.15

Net realized and unrealized gain (loss) on investment transactions	(.82)	1.01	1.49	(.09	)*	.59

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.63)	1.25	1.67	.09	.74

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.21)	(.14)	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.15)	(.60)	(.20)	(.08)	(.21)

Net asset value, end of period	$ 10.88	$ 12.66	$ 12.01	$ 10.54	$ 10.53

Total Return

Total investment return based on net asset value(e)	(4.23)%	10.57%	16.09%	.86%	7.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,360	$51	$32	$53	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.70	%^	.85%	1.02%	1.39%	29.40	%^

Net investment income(c)	3.26	%^	1.94%	1.63%	1.81%	2.35	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.17	$ 11.59	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.22	.14	.13	.10

Net realized and unrealized gain (loss) on investment transactions	(.80)	.93	1.41	(.09	)*	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.63)	1.15	1.55	.04	.70

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.18)	(.10)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.06)	(.57)	(.16)	(.16)	(.38)

Net asset value, end of period	$ 10.48	$ 12.17	$ 11.59	$ 10.20	$ 10.32

Total Return

Total investment return based on net asset value(e)	(4.52)%	10.00%	15.44%	.41%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$557	$351	$2,174	$1,836	$63

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.65	%^	.70%	.75%	.77%	.79	%^

Expenses, before waivers/reimbursements(f)‡	1.34	%^	1.37%	1.33%	1.60%	15.63	%^

Net investment income(c)	3.09	%^	1.79%	1.28%	1.33%	1.53	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.24	$ 11.65	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.21	.16	.13	.06

Net realized and unrealized gain (loss) on investment transactions	(.76)	.97	1.44	(.07	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.62)	1.18	1.60	.06	.72

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.20)	(.13)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.11)	(.59)	(.19)	(.16)	(.38)

Net asset value, end of period	$ 10.51	$ 12.24	$ 11.65	$ 10.24	$ 10.34

Total Return

Total investment return based on net asset value(e)	(4.39)%	10.24%	15.88%	.62%	7.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,171	$60,923	$44,736	$34,012	$6,077

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	.99	%^	1.09%	1.16%	1.57%	7.63	%^

Net investment income(c)	2.45	%^	1.76%	1.47%	1.32%	.93	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.36	$ 11.67	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.10	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.79)	1.12	1.44	(.08	)*	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.62)	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.14)	(.16)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.15)	(.53)	(.22)	(.16)	(.38)

Net asset value, end of period	$ 10.59	$ 12.36	$ 11.67	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	(4.30)%	10.55%	16.08%	.97%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$519	$317	$3,830	$2,319	$1,009

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.22%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.69	%^	.68%	.84%	1.41%	23.10	%^

Net investment income(c)	2.85	%^	.76%	1.66%	1.79%	2.36	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

228 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.66	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.24	.19	.14	.06

Net realized and unrealized gain (loss) on investment transactions	(.77)	.98	1.43	(.05	)*	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	(.61)	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.24)	(.17)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(1.16)	(.63)	(.23)	(.16)	(.38)

Net asset value, end of period	$ 10.48	$ 12.25	$ 11.66	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	(4.27)%	10.60%	16.05%	.96%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$607	$440	$369	$316	$346

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.59	%^	.66%	.76%	1.78%	16.19	%^

Net investment income(c)	2.72	%^	1.99%	1.74%	1.41%	.96	%^

Portfolio turnover rate	25%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.66%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.80	$ 12.13	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.21	.14	.11	.09

Net realized and unrealized gain (loss) on investment transactions	(.80)	1.02	1.55	(.03	)*	.61

Net increase (decrease) in net asset value from operations	(.65)	1.23	1.69	.08	.70

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.08)	– 0	–	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.88)	(.56)	(.05)	(.08)	(.21)

Net asset value, end of period	$ 11.27	$ 12.80	$ 12.13	$ 10.49	$ 10.49

Total Return

Total investment return based on net asset value(e)	(4.53)%	10.25%	16.19%	.80%	7.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,314	$1,145	$1,035	$1,206	$66

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.44%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.58	%^	2.39%	3.04%	4.64%	36.42	%^

Net investment income(c)	2.47	%^	1.65%	1.26%	1.13%	1.37	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.61	$ 11.98	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.12	.07	.03	.09

Net realized and unrealized gain (loss) on investment transactions	(.77)	.99	1.52	(.02	)*	.56

Net increase (decrease) in net asset value from operations	(.67)	1.11	1.59	.01	.65

Less: Dividends and Distributions

Dividends from net investment income	(.06)	– 0	–	– 0	–	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.78)	(.48)	(.05)	(.01)	(.21)

Net asset value, end of period	$ 11.16	$ 12.61	$ 11.98	$ 10.44	$ 10.44

Total Return

Total investment return based on net asset value(e)	(4.87)%	9.38%	15.30%	.07%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$74	$73	$81	$50	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.16	%^	1.20%	1.25%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	2.37	%^	3.20%	3.89%	5.86%	41.11	%^

Net investment income(c)	1.68	%^	.97%	.66%	.27%	1.39	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.86	$ 12.21	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.23	.18	.14	.15

Net realized and unrealized gain (loss) on investment transactions	(.82)	1.04	1.55	(.03	)*	.56

Net increase (decrease) in net asset value from operations	(.64)	1.27	1.73	.11	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.14)	(.07)	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.62)	(.12)	(.01)	(.21)

Net asset value, end of period	$ 11.27	$ 12.86	$ 12.21	$ 10.60	$ 10.50

Total Return

Total investment return based on net asset value(e)	(4.43)%	10.50%	16.51%	1.02%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,708	$257	$118	$66	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.19%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.32	%^	2.12%	2.80%	4.28%	40.13	%^

Net investment income(c)	2.92	%^	1.84%	1.58%	1.44%	2.38	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$ 12.13	$ 11.64	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.18	.13	.06	.13

Net realized and unrealized gain (loss) on investment transactions	(.79)	.97	1.47	.00 (d)	.55

Net increase (decrease) in net asset value from operations	(.63)	1.15	1.60	.06	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.12)	(.13)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.91)	(.66)	(.17)	(.14)	(.39)

Net asset value, end of period	$ 10.59	$ 12.13	$ 11.64	$ 10.21	$ 10.29

Total Return

Total investment return based on net asset value(e)	(4.63)%	9.99%	15.84%	.60%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$921	$555	$570	$406	$22

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.66%^	.70%	.75%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.84%^	2.07%	2.26%	2.75%	25.29	%^

Net investment income(c)	2.90%^	1.52%	1.22%	.57%	2.03	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$ 12.17	$ 11.68	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.21	.16	.12	.07

Net realized and unrealized gain (loss) on investment transactions	(.76)	.97	1.47	(.04 )*	.62

Net increase (decrease) in net asset value from operations	(.62)	1.18	1.63	.08	.69

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.91)	(.69)	(.18)	(.15)	(.39)

Net asset value, end of period	$ 10.64	$ 12.17	$ 11.68	$ 10.23	$ 10.30

Total Return

Total investment return based on net asset value(e)	(4.50)%	10.27%	16.15%	.80%	6.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,606	$25,090	$17,652	$14,486	$1,613

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41%^	.44%	.50%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.49%^	1.76%	1.99%	2.99%	16.29	%^

Net investment income(c)	2.40%^	1.75%	1.50%	1.28%	1.09	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.46	$ 11.73	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.00	(d)	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.81)	1.21	1.49	(.07	)*	.56

Net increase (decrease) in net asset value from operations	(.63)	1.21	1.67	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	– 0	–	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.48)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 10.88	$ 12.46	$ 11.73	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	(4.40)%	10.46%	16.51%	1.05%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$360	$38	$2,389	$1,421	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.22%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.20	%^	1.19%	1.66%	3.58%	27.24	%^

Net investment income(c)	3.21	%^	.03%	1.64%	1.76%	2.39	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
		2018	2017	2016

Net asset value, beginning of period	$ 12.20	$ 11.72	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.21	.19	.13	.15

Net realized and unrealized gain (loss) on investment transactions	(.77)	1.01	1.47	(.03 )*	.56

Net increase (decrease) in net asset value from operations	(.61)	1.22	1.66	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.26)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.96)	(.74)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 10.63	$ 12.20	$ 11.72	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	(4.38)%	10.53%	16.47%	1.04%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174	$52	$12	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16%^	.18%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.11%^	1.34%	1.58%	4.05%	27.28	%^

Net investment income(c)	2.83%^	1.72%	1.74%	1.36%	2.38	%^

Portfolio turnover rate	26%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39%^	.52%	.68%	.65%	.63	%^

See footnote summary on page 244.

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.71	$ 11.99	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.21	.14	.12	.11

Net realized and unrealized gain (loss) on investment transactions	(.81)	1.02	1.52	(.09	)*	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.66)	1.23	1.66	.03	.69

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.14)	– 0	–	(.11)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.94)	(.51)	(.06)	(.12)	(.21)

Net asset value, end of period	$ 11.11	$ 12.71	$ 11.99	$ 10.39	$ 10.48

Total Return

Total investment return based on net asset value(e)	(4.62)%	10.37%	16.08%	.35%	6.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,595	$1,435	$1,094	$931	$25

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.45	%^	1.82%	2.73%	4.64%	22.61	%^

Net investment income(c)	2.52	%^	1.72%	1.24%	1.19%	1.73	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.55	$ 11.80	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.09	.05	.08	.09

Net realized and unrealized gain (loss) on investment transactions	(.79)	1.03	1.51	(.13	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.69)	1.12	1.56	(.05)	.65

Less: Dividends and Distributions

Dividends from net investment income	(.09)	– 0	–	– 0	–	(.08)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.85)	(.37)	(.06)	(.09)	(.21)

Net asset value, end of period	$ 11.01	$ 12.55	$ 11.80	$ 10.30	$ 10.44

Total Return

Total investment return based on net asset value(e)	(4.99)%	9.54%	15.25%	(.45)%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$111	$103	$192	$71	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.16	%^	1.21%	1.26%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	2.24	%^	2.65%	3.52%	6.16%	24.47	%^

Net investment income(c)	1.67	%^	.74%	.48%	.81%	1.39	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.88	$ 12.12	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	(.83)	1.03	1.52	(.09	)*	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.66)	1.28	1.71	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.15)	(.04)	(.03)	(.21)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.98)	(.52)	(.10)	(.04)	(.21)

Net asset value, end of period	$ 11.24	$ 12.88	$ 12.12	$ 10.51	$ 10.50

Total Return

Total investment return based on net asset value(e)	(4.53)%	10.66%	16.40%	.52%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,916	$612	$547	$466	$347

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.20%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.20	%^	1.57%	2.51%	5.66%	22.48	%^

Net investment income(c)	2.81	%^	1.97%	1.72%	1.37%	.69	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^
See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.18	$ 11.58	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.21	.07	.07	.12

Net realized and unrealized gain (loss) on investment transactions	(.81)	.94	1.52	(.07	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.65)	1.15	1.59	.00	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.12)	(.11)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.55)	(.18)	(.12)	(.39)

Net asset value, end of period	$ 10.58	$ 12.18	$ 11.58	$ 10.17	$ 10.29

Total Return

Total investment return based on net asset value(e)	(4.75)%	10.09%	15.82%	.09%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$525	$295	$323	$66	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.66	%^	.70%	.76%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.73	%^	1.86%	2.12%	3.68%	22.02	%^

Net investment income(c)	2.82	%^	1.74%	.68%	.69%	1.86	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.22	$ 11.60	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.21	.15	.12	.07

Net realized and unrealized gain (loss) on investment transactions	(.78)	.98	1.46	(.08	)*	.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.64)	1.19	1.61	.04	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.95)	(.57)	(.19)	(.15)	(.39)

Net asset value, end of period	$ 10.63	$ 12.22	$ 11.60	$ 10.18	$ 10.29

Total Return

Total investment return based on net asset value(e)	(4.61)%	10.36%	16.06%	.42%	6.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,649	$30,434	$21,441	$14,694	$1,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.38	%^	1.57%	1.93%	3.08%	16.63	%^

Net investment income(c)	2.42	%^	1.73%	1.44%	1.20%	1.14	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.39	$ 11.65	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.06	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	(.82)	1.16	1.47	(.12	)*	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.64)	1.22	1.65	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.11)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.99)	(.48)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 10.76	$ 12.39	$ 11.65	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	(4.53)%	10.54%	16.43%	.57%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$245	$87	$1,801	$878	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.24%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.09	%^	1.12%	1.61%	4.58%	21.99	%^

Net investment income(c)	3.09	%^	.49%	1.63%	1.80%	2.39	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.25	$ 11.64	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.22	.18	.13	.15

Net realized and unrealized gain (loss) on investment transactions	(1.04)	1.00	1.46	(.08	)*	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.87)	1.22	1.64	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.24)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.76)	(.61)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 10.62	$ 12.25	$ 11.64	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	(4.52)%	10.61%	16.38%	.56%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$274	$45	$13	$13	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.18%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.99	%^	1.15%	1.55%	4.27%	21.98	%^

Net investment income(c)	3.06	%^	1.82%	1.69%	1.36%	2.38	%^

Portfolio turnover rate	27%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.39	%^	.52%	.68%	.64%	.61	%^

See footnote summary on page 244.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios do not include expenses incurred by the Fund through its Underlying Portfolios.

*

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of AB Multi-Manager Select Retirement Funds (the “Funds”) was held on October 11, 2018, adjourned until November 14, 2018 and further adjourned until December 11, 2019 for certain Funds as noted below. The date approved, a description of each proposal and the number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal number in the Funds’ proxy statement):

1.	To approve and vote upon the election of Directors for the Fund, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

November 14, 2018:

AB Multi-Manager Select 2015 Fund

AB Multi-Manager Select Retirement Allocation Fund

Director:	Voted For:	Authority Withheld:
Michael J. Downey	177,670,106	1,341,274
William H. Foulk, Jr.*	177,513,147	1,498,234
Nancy P. Jacklin	177,735,792	1,275,589
Robert M. Keith	177,684,440	1,326,940
Carol C. McMullen	177,776,007	1,235,373
Gary L. Moody	177,685,142	1,326,239
Marshall C. Turner, Jr.	177,657,263	1,354,118
Earl D. Weiner	177,655,684	1,355,696

December 11, 2018:

AB Multi-Manager Select 2010 Fund

AB Multi-Manager Select 2020 Fund

AB Multi-Manager Select 2025 Fund

AB Multi-Manager Select 2030 Fund

AB Multi-Manager Select 2035 Fund

AB Multi-Manager Select 2040 Fund

AB Multi-Manager Select 2045 Fund

AB Multi-Manager Select 2050 Fund

AB Multi-Manager Select 2055 Fund

Director:	Voted For:	Authority Withheld:
Michael J. Downey	215,536,553	1,474,295
William H. Foulk, Jr.*	215,369,140	1,641,708
Nancy P. Jacklin	215,599,334	1,411,513
Robert M. Keith	215.547,510	1,463,337
Carol C. McMullen	215,652,168	1,358,679
Gary L. Moody	215,553,805	1,457,043
Marshall C. Turner, Jr.	215,527,252	1,483,596
Earl D. Weiner	215,530,515	1,480,332

*	Mr. Foulk retired on December 31, 2018.

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RESULTS OF STOCKHOLDER MEETING (continued)

(unaudited)

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

November 14, 2018:

Fund	Voted For	Voted Against		Abstained		Broker-Non Votes
AB Multi-Manager Select 2015 Fund	1,765,441	20,336		189,416		337,675
AB Multi-Manager Select Retirement Allocation	636,189	– 0	–	– 0	–	21,268

December 11, 2018:

Fund	Voted For	Voted Against		Abstained	Broker-Non Votes
AB Multi-Manager Select 2010 Fund	1.193,129	8,271		5,266	66.286
AB Multi-Manager Select 2020 Fund	5,582.271	1,527		96,035	83,767
AB Multi-Manager Select 2025 Fund	9,157,889	3,276		118,401	436,551
AB Multi-Manager Select 2030 Fund	6,997,224	39,288		77,951	479,526
AB Multi-Manager Select 2035 Fund	7,181,047	3,424		17,174	247,086
AB Multi-Manager Select 2040 Fund	4,048,630	4,807		56,677	215,182
AB Multi-Manager Select 2045 Fund	3,669,596	– 0	–	23,383	192,448
AB Multi-Manager Select 2050 Fund	1,454,722	– 0	–	24,317	29,605
AB Multi-Manager Select 2055 Fund	1.850,493	1,404		1,352	95,742

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Michael B. Reyes, Senior Analyst

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

Messrs. Loewy and Nikolich are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

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Information Regarding the Review and Approval of the Proposed New Advisory Agreement and Interim Advisory Agreement in Respect of Each Fund in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of each of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (each, a “Fund” and collectively, the “Funds”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of each Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee

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funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their

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business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and

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expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued

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underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by

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the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the

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Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

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Information Regarding the Review and Approval of the Current Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the continuance of the Sub-Advisory Agreement as proposed to be amended (the “Amended Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of each Fund at a meeting held on July 31-August 2, 2018 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund

•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment

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results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds in which the Funds invest. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Amended Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to the Funds by the Adviser. The directors also noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that each Fund invests in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and, together with the AB Funds, “Underlying Funds”) consistent with its target

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asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Funds in light of the Adviser’s specified asset allocation. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended May 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to each Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class

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actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Funds, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in External Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is paid for services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in each Fund’s expense ratio effective November 30, 2017 in connection with changes to the Fund’s investment policies. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense caps. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

Approval of Amended Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve the Amended Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

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Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and that the sub-advisory fee was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the sub-advisory fee schedule for the Funds contains a breakpoint that reduces the fee rate on assets above a specified level. The sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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NOTES

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 263

NOTES

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0152-0119

JAN    01.31.19

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

March 15, 2019

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the semi-annual reporting period ended January 31, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2019 (unaudited)

	6 Months	12 Months

AB SMALL CAP GROWTH PORTFOLIO[1]

Class A Shares	-4.05%	6.13%

Class B Shares[2]	-4.46%	5.26%

Class C Shares	-4.41%	5.34%

Advisor Class Shares[3]	-3.92%	6.40%

Class R Shares[3]	-4.23%	5.69%

Class K Shares[3]	-4.03%	6.16%

Class I Shares[3]	-3.92%	6.38%

Class Z Shares[3]	-3.87%	6.47%

Russell 2000 Growth Index	-9.34%	-2.63%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2019, by 0.01% and 0.04%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2019.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. Strong fundamental execution, against a backdrop that rewarded fundamental outperformers, drove much of the outperformance. For both periods, security selection was the primary driver of outperformance versus the benchmark, with the strongest contributions coming from favorable picks in the health care, technology and consumer-discretionary sectors. Sector allocation was modestly positive for both periods, as the drag from being underweight real estate was more

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than offset by an overweight to the strong-performing technology sector. Stock selection in the materials, financials and communication-services sectors detracted for the six-month period; stock selection in industrials, financials and materials detracted for the 12-month period.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US equities fell during the six-month period ended January 31, 2019. Strong corporate earnings and economic data sent US equity indices to record highs early in the period. However, performance quickly turned negative amid increased volatility later in the reporting period. Investors worried about slowing global growth, especially in China, and rising interest rates driven by the actions of the US Federal Reserve. Trade conflicts between the US and China exacerbated investor fears. Growth-style stocks modestly outperformed value-style stocks, and small-cap stocks underperformed their large-cap peers.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. The Fund remains overweight secular growth companies that have unique drivers or company-specific initiatives to support their future earnings growth, regardless of the macro backdrop. At the end of the reporting period, information technology and consumer discretionary reflected the Fund’s largest overweights, with communication services and real estate as the largest underweights, relative to the benchmark.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

(continued on next page)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 3

The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

4 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or health care services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	6.13%	1.62%

5 Years	9.06%	8.12%

10 Years	18.59%	18.07%

CLASS B SHARES

1 Year	5.26%	2.08%

5 Years	8.17%	8.17%

10 Years[1]	17.81%	17.81%

CLASS C SHARES

1 Year	5.34%	4.54%

5 Years	8.24%	8.24%

10 Years	17.69%	17.69%

ADVISOR CLASS SHARES[2]

1 Year	6.40%	6.40%

5 Years	9.33%	9.33%

10 Years	18.89%	18.89%

CLASS R SHARES[2]

1 Year	5.69%	5.69%

5 Years	8.68%	8.68%

10 Years	18.27%	18.27%

CLASS K SHARES[2]

1 Year	6.16%	6.16%

5 Years	9.07%	9.07%

10 Years	18.67%	18.67%

CLASS I SHARES[2]

1 Year	6.38%	6.38%

5 Years	9.38%	9.38%

10 Years	19.03%	19.03%

CLASS Z SHARES[2]

1 Year	6.47%	6.47%

Since Inception[3]	11.08%	11.08%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.15%, 1.95%, 1.90%, 0.90%, 1.55%, 1.11%, 0.91% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

8 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.12%

5 Years	5.70%

10 Years	16.13%

CLASS B SHARES

1 Year	-4.67%

5 Years	5.76%

10 Years[1]	15.87%

CLASS C SHARES

1 Year	-2.39%

5 Years	5.82%

10 Years	15.76%

ADVISOR CLASS SHARES[2]

1 Year	-0.66%

5 Years	6.89%

10 Years	16.94%

CLASS R SHARES[2]

1 Year	-1.32%

5 Years	6.26%

10 Years	16.33%

CLASS K SHARES[2]

1 Year	-0.87%

5 Years	6.63%

10 Years	16.72%

CLASS I SHARES[2]

1 Year	-0.68%

5 Years	6.93%

10 Years	17.07%

CLASS Z SHARES[2]

1 Year	-0.60%

Since Inception[3]	7.46%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$959.50	$5.58	1.13%	$5.63	1.14%
Hypothetical**	$1,000	$1,019.51	$5.75	1.13%	$5.80	1.14%

10 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$955.40	$9.56	1.94%	$9.61	1.95%
Hypothetical**	$1,000	$1,015.43	$9.86	1.94%	$9.91	1.95%
Class C
Actual	$1,000	$955.90	$9.32	1.89%	$9.32	1.89%
Hypothetical**	$1,000	$1,015.68	$9.60	1.89%	$9.60	1.89%
Advisor Class
Actual	$1,000	$960.80	$4.40	0.89%	$4.40	0.89%
Hypothetical**	$1,000	$1,020.72	$4.53	0.89%	$4.53	0.89%
Class R
Actual	$1,000	$957.70	$7.50	1.52%	$7.50	1.52%
Hypothetical**	$1,000	$1,017.54	$7.73	1.52%	$7.73	1.52%
Class K
Actual	$1,000	$959.70	$5.38	1.09%	$5.38	1.09%
Hypothetical**	$1,000	$1,019.71	$5.55	1.09%	$5.55	1.09%
Class I
Actual	$1,000	$960.80	$4.35	0.88%	$4.40	0.89%
Hypothetical**	$1,000	$1,020.77	$4.48	0.88%	$4.53	0.89%
Class Z
Actual	$1,000	$961.30	$4.00	0.81%	$4.00	0.81%
Hypothetical**	$1,000	$1,021.12	$4.13	0.81%	$4.13	0.81%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

PORTFOLIO SUMMARY

January 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,675.3

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Five Below, Inc.	$34,515,968	2.0%

Planet Fitness, Inc.	32,503,662	1.9

iShares Russell 2000 Growth ETF	32,069,110	1.9

iRhythm Technologies, Inc.	30,081,755	1.8

Etsy, Inc.	29,543,899	1.8

Teladoc Health, Inc.	28,941,103	1.7

LHC Group, Inc.	28,058,627	1.7

Rapid7, Inc.	26,517,594	1.6

Ollie’s Bargain Outlet Holdings, Inc.	26,321,793	1.6

Vocera Communications, Inc.	26,227,381	1.6

	$294,780,892	17.6%

1	All data are as of January 31, 2019. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Health Care – 24.0%
Biotechnology – 10.5%
Adamas Pharmaceuticals, Inc.(a)(b)	466,453	$4,198,077
Aimmune Therapeutics, Inc.(b)	359,176	8,447,819
Allakos, Inc.(a)(b)	120,702	4,822,045
Allogene Therapeutics, Inc.(a)(b)	227,143	6,889,247
Ascendis Pharma A/S (Sponsored ADR)(b)	130,780	9,345,539
BeiGene Ltd. (Sponsored ADR)(a)(b)	67,639	8,757,898
Biohaven Pharmaceutical Holding Co., Ltd.(b)	263,190	10,024,907
Blueprint Medicines Corp.(b)	165,579	11,936,590
Deciphera Pharmaceuticals, Inc.(b)	258,534	6,946,809
Exact Sciences Corp.(b)	285,415	25,710,183
Loxo Oncology, Inc.(b)	82,750	19,413,150
Madrigal Pharmaceuticals, Inc.(b)	56,170	6,502,239
Neurocrine Biosciences, Inc.(b)	146,560	12,929,523
NuCana PLC (ADR)(a)(b)	250,901	3,251,677
Rubius Therapeutics, Inc.(a)(b)	437,669	5,991,689
Sage Therapeutics, Inc.(b)	50,563	7,209,778
Sarepta Therapeutics, Inc.(b)	65,670	9,174,756
Ultragenyx Pharmaceutical, Inc.(b)	185,359	9,141,906
Y-mAbs Therapeutics, Inc.(b)	260,925	5,369,836

		176,063,668

Health Care Equipment & Supplies – 4.5%
Insulet Corp.(b)	26,790	2,175,080
iRhythm Technologies, Inc.(b)	353,903	30,081,755
Penumbra, Inc.(b)	126,803	18,451,105
Tactile Systems Technology, Inc.(a)(b)	376,107	25,041,204

		75,749,144

Health Care Providers & Services – 2.1%
Guardant Health, Inc.(b)	154,693	6,240,316
LHC Group, Inc.(b)	265,380	28,058,627

		34,298,943

Health Care Technology – 3.3%
Teladoc Health, Inc.(b)	450,796	28,941,103
Vocera Communications, Inc.(b)	642,513	26,227,381

		55,168,484

Life Sciences Tools & Services – 1.4%
ICON PLC(b)	166,084	23,231,830

Pharmaceuticals – 2.2%
Aerie Pharmaceuticals, Inc.(b)	204,328	9,607,502
Aquestive Therapeutics, Inc.(a)(b)	188,568	1,155,922
GW Pharmaceuticals PLC (Sponsored ADR)(b)	54,720	7,811,280
Intersect ENT, Inc.(b)	479,970	14,240,710
Revance Therapeutics, Inc.(b)	277,748	4,796,708

		37,612,122

		402,124,191

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Information Technology – 22.1%
Communications Equipment – 1.0%
Ciena Corp.(b)	437,644	$16,669,860

Electronic Equipment, Instruments & Components – 2.3%
Littelfuse, Inc.	88,790	15,602,179
Novanta, Inc.(b)	325,620	22,689,202

		38,291,381

Semiconductors & Semiconductor Equipment – 3.5%
Cree, Inc.(b)	334,260	16,856,732
Monolithic Power Systems, Inc.	103,419	13,088,708
Silicon Laboratories, Inc.(b)	245,412	18,774,018
Universal Display Corp.(a)	94,830	9,846,199

		58,565,657

Software – 14.3%
2U, Inc.(b)	153,039	8,700,267
Altair Engineering, Inc. – Class A(b)	647,100	20,953,098
Aspen Technology, Inc.(b)	203,420	19,656,475
Blackline, Inc.(b)	341,079	16,228,539
Five9, Inc.(b)	311,010	15,901,941
Guidewire Software, Inc.(b)	148,065	12,834,274
HubSpot, Inc.(b)	164,296	26,009,700
New Relic, Inc.(b)	240,084	24,404,538
Rapid7, Inc.(b)	659,970	26,517,594
RingCentral, Inc. – Class A(b)	200,815	18,563,339
SailPoint Technologies Holding, Inc.(b)	881,536	25,167,853
Trade Desk, Inc. (The) – Class A(b)	173,554	24,762,685

		239,700,303

Technology Hardware, Storage & Peripherals – 1.0%
Pure Storage, Inc. – Class A(b)	916,780	16,419,530

		369,646,731

Consumer Discretionary – 18.3%
Distributors – 1.3%
Pool Corp.	142,678	21,388,859

Diversified Consumer Services – 3.8%
Bright Horizons Family Solutions, Inc.(b)	209,535	24,262,058
Grand Canyon Education, Inc.(b)	195,045	18,127,482
Strategic Education, Inc.	196,410	21,487,254

		63,876,794

Hotels, Restaurants & Leisure – 4.5%
Hilton Grand Vacations, Inc.(b)	752,679	22,836,281
Planet Fitness, Inc.(b)	561,182	32,503,662
Wingstop, Inc.	315,774	20,730,563

		76,070,506

14 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 3.7%
Etsy, Inc.(b)	540,602	$29,543,899
GrubHub, Inc.(b)	219,100	17,615,640
Wayfair, Inc. – Class A(b)	140,458	15,374,533

		62,534,072

Multiline Retail – 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(b)	336,725	26,321,793

Specialty Retail – 3.4%
Five Below, Inc.(b)	278,962	34,515,968
Sleep Number Corp.(b)	607,366	21,865,176

		56,381,144

		306,573,168

Industrials – 16.7%
Aerospace & Defense – 2.3%
Hexcel Corp.	277,109	18,763,050
Mercury Systems, Inc.(b)	340,474	19,961,991

		38,725,041

Building Products – 1.0%
Armstrong World Industries, Inc.	238,480	16,226,179

Commercial Services & Supplies – 1.4%
Cimpress NV(b)	34,509	2,870,114
Tetra Tech, Inc.	357,228	19,715,413

		22,585,527

Construction & Engineering – 0.7%
Dycom Industries, Inc.(b)	215,114	12,487,368

Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	77,782	8,379,455

Machinery – 6.5%
Chart Industries, Inc.(b)	116,970	8,737,659
Gardner Denver Holdings, Inc.(b)	807,435	19,919,421
Gates Industrial Corp. PLC(b)	782,439	11,666,166
IDEX Corp.	129,026	17,787,524
Lincoln Electric Holdings, Inc.	143,243	12,381,925
Nordson Corp.	146,830	19,035,041
RBC Bearings, Inc.(b)	142,368	19,848,947

		109,376,683

Road & Rail – 2.3%
Knight-Swift Transportation Holdings, Inc.	582,650	18,499,137
Saia, Inc.(b)	325,300	19,508,241

		38,007,378

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.0%
H&E Equipment Services, Inc.	723,108	$19,357,601
SiteOne Landscape Supply, Inc.(b)	269,991	14,390,520

		33,748,121

		279,535,752

Financials – 7.3%
Banks – 2.9%
Cadence BanCorp	763,420	14,314,125
Western Alliance Bancorp(b)	417,233	18,475,077
Wintrust Financial Corp.	232,490	16,539,339

		49,328,541

Capital Markets – 3.1%
Hamilton Lane, Inc. – Class A	507,455	18,405,393
Houlihan Lokey, Inc.	422,027	18,670,474
Stifel Financial Corp.	315,147	15,086,087

		52,161,954

Insurance – 1.3%
Trupanion, Inc.(a)(b)	802,612	21,309,349

		122,799,844

Consumer Staples – 2.5%
Food & Staples Retailing – 1.1%
Chefs’ Warehouse, Inc. (The)(b)	595,633	19,131,732

Food Products – 1.4%
Freshpet, Inc.(b)	655,118	23,564,594

		42,696,326

Materials – 2.5%
Chemicals – 2.5%
Ingevity Corp.(b)	273,656	25,742,820
PolyOne Corp.	506,225	16,386,503

		42,129,323

Energy – 2.2%
Energy Equipment & Services – 0.6%
Oil States International, Inc.(b)	570,888	9,830,691

Oil, Gas & Consumable Fuels – 1.6%
Magnolia Oil & Gas Corp.(b)	1,026,430	12,358,217
Matador Resources Co.(b)	756,017	14,742,332

		27,100,549

		36,931,240

Total Common Stocks (cost $1,252,382,922)		1,602,436,575

INVESTMENT COMPANIES – 1.9%
Funds and Investment Trusts – 1.9%
iShares Russell 2000 Growth ETF(a)(c) (cost $30,627,812)	171,090	32,069,110

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(b)(d)(e)(f)	29,639	$742,675
Honest Co., Inc. (The) – Series E 0.00%(b)(d)(e)(f)	7,460	124,279

Total Preferred Stocks (cost $1,502,384)		866,954

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(c)(g)(h) (cost $47,753,119)	47,753,119	47,753,119

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $1,332,266,237)		1,683,125,758

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.35%(c)(g)(h) (cost $82,205,873)	82,205,873	82,205,873

Total Investments – 105.4% (cost $1,414,472,110)		1,765,331,631
Other assets less liabilities – (5.4)%		(89,982,140)

Net Assets – 100.0%		$1,675,349,491

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Illiquid security.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

STATEMENT OF ASSETS & LIABILITIES

January 31, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,284,513,118)	$1,635,372,639	(a)
Affiliated issuers (cost $129,958,992 – including investment of cash collateral for securities loaned of $82,205,873)	129,958,992
Receivable for investment securities sold	4,149,950
Receivable for capital stock sold	3,080,699
Unaffiliated dividends receivable	90,155
Affiliated dividends receivable	88,851
Other assets	75,317

Total assets	1,772,816,603

Liabilities
Payable for collateral received on securities loaned	82,205,873
Payable for investment securities purchased	11,480,990
Payable for capital stock redeemed	2,520,001
Advisory fee payable	997,959
Distribution fee payable	151,046
Transfer Agent fee payable	31,531
Administrative fee payable	26,741
Directors’ fees payable	2,283
Accrued expenses	50,688

Total liabilities	97,467,112

Net Assets	$1,675,349,491

Composition of Net Assets
Capital stock, at par	$3,280
Additional paid-in capital	1,289,529,851
Distributable earnings	385,816,360

	$1,675,349,491

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$530,843,554	10,893,510	$48.73	*

B	$1,038,288	36,762	$28.24

C	$29,116,115	1,011,428	$28.79

Advisor	$424,251,108	7,871,577	$53.90

R	$29,395,573	627,437	$46.85

K	$40,878,011	815,055	$50.15

I	$417,940,353	7,794,347	$53.62

Z	$201,886,489	3,750,006	$53.84

(a)	Includes securities on loan with a value of $81,531,561 (see Note E).

*	The maximum offering price per share for Class A shares was $50.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended January 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$3,454,502
Affiliated issuers	1,000,423	$4,454,925

Expenses
Advisory fee (see Note B)	6,364,356
Distribution fee—Class A	700,058
Distribution fee—Class B	5,572
Distribution fee—Class C	152,343
Distribution fee—Class R	79,248
Distribution fee—Class K	52,080
Transfer agency—Class A	276,649
Transfer agency—Class B	873
Transfer agency—Class C	15,278
Transfer agency—Advisor Class	208,589
Transfer agency—Class R	36,597
Transfer agency—Class K	10,416
Transfer agency—Class I	210,108
Transfer agency—Class Z	17,871
Custodian	102,749
Registration fees	71,280
Printing	44,733
Administrative	36,051
Audit and tax	25,474
Legal	21,376
Directors’ fees	12,610
Miscellaneous	25,683

Total expenses	8,469,994
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(30,365)

Net expenses		8,439,629

Net investment loss		(3,984,704)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		114,623,656
Net change in unrealized appreciation/depreciation of investments		(184,833,228)

Net loss on investment transactions		(70,209,572)

Net Decrease in Net Assets from Operations		$(74,194,276)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(3,984,704)	$(10,052,448)
Net realized gain on investment transactions	114,623,656	241,786,656
Net change in unrealized appreciation/depreciation of investments	(184,833,228)	195,974,184

Net increase (decrease) in net assets from operations	(74,194,276)	427,708,392
Distributions to Shareholders
Class A	(80,062,549)	(43,997,774)
Class B	(239,237)	(162,693)
Class C	(6,641,292)	(3,319,298)
Advisor Class	(54,902,018)	(27,307,196)
Class R	(4,640,905)	(3,088,203)
Class K	(5,758,560)	(3,274,123)
Class I	(56,142,427)	(28,475,966)
Class Z	(26,247,240)	(9,532,554)
Capital Stock Transactions
Net increase	275,184,023	105,553,611

Total increase (decrease)	(33,644,481)	414,104,196
Net Assets
Beginning of period	1,708,993,972	1,294,889,776

End of period	$1,675,349,491	$1,708,993,972

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class T shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and

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NOTES TO FINANCIAL STATEMENTS (continued)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

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NOTES TO FINANCIAL STATEMENTS (continued)

broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,602,436,575		$	– 0	–	$	– 0	–	$1,602,436,575
Investment Companies	32,069,110			– 0	–		– 0	–	32,069,110
Preferred Stocks	– 0	–		– 0	–		866,954		866,954
Short-Term Investments	47,753,119			– 0	–		– 0	–	47,753,119
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	82,205,873			– 0	–		– 0	–	82,205,873

Total Investments in Securities	1,764,464,677			– 0	–		866,954		1,765,331,631
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,764,464,677		$	– 0	–		$866,954		$1,765,331,631

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.
	Preferred Stocks		Total
Balance as of 7/31/18	$955,616		$955,616
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(88,662)		(88,662)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/19	$866,954		$866,954

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19(a)	$(88,662)		$(88,662)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). During the second quarter of 2018, AXA Equitable

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NOTES TO FINANCIAL STATEMENTS (continued)

completed the IPO, and, in the fourth quarter of 2018, AXA completed a public offering of additional shares of AXA Equitable’s common stock and simultaneously sold shares to AXA Equitable pursuant to a separate agreement with it. As a result of the foregoing sales of AXA Equitable shares, AXA currently owns approximately 59% of the shares of common stock of AXA Equitable. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

The shareholder meeting for the Fund was adjourned until March 12, 2019.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2019, the reimbursement for such services amounted to $36,051.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $266,652 for the six months ended January 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $10,254 from the sale of Class A shares and received $1,598, $203 and $2,374 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2019, such waiver amounted to $20,559.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2019 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,071	$311,515	$296,833	$47,753	$430
Government Money Market Portfolio*	68,574	429,143	415,511	82,206	570

Total				$129,959	$1,000

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended January 31, 2019 amounted to $387,672, of which $0 and

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NOTES TO FINANCIAL STATEMENTS (continued)

$0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,212,311, $2,808,130, $703,951 and $750,526 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$645,533,904		$603,190,802
U.S. government securities......................	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$415,853,516
Gross unrealized depreciation	(64,993,995)

Net unrealized appreciation	$350,859,521

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2019, the Fund had securities on loan with a value of $81,531,561 and had received cash collateral which has been invested into Government Money Market Portfolio of $82,205,873. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned net securities lending income of $569,913 from Government Money Market Portfolio, inclusive of a rebate expense paid to the borrower, for the six months ended January 31, 2019; this amount is reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2019, such waiver amounted to $9,806. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

32 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class A
Shares sold	721,913	1,177,537	$40,304,520	$65,046,883

Shares issued in reinvestment of distributions	1,670,051	820,760	75,569,788	41,686,411

Shares converted from Class B	2,483	7,459	145,927	399,974

Shares converted from Class C	15,376	12,425	922,801	668,629

Shares redeemed	(1,194,467)	(1,784,722)	(65,065,495)	(97,246,566)

Net increase	1,215,356	233,459	$51,877,541	$10,555,331

Class B
Shares sold	1,080	2,318	$39,575	$84,700

Shares issued in reinvestment of distributions	8,922	4,766	234,298	157,769

Shares converted to Class A	(3,894)	(11,262)	(145,927)	(399,974)

Shares redeemed	(1,067)	(2,407)	(41,130)	(87,807)

Net increase (decrease)	5,041	(6,585)	$86,816	$(245,312)

Class C
Shares sold	155,972	121,985	$5,358,063	$4,677,010

Shares issued in reinvestment of distributions	230,940	91,086	6,179,959	3,056,845

Shares converted to Class A	(23,569)	(18,441)	(922,801)	(668,629)

Shares redeemed	(144,294)	(204,569)	(4,714,368)	(7,504,715)

Net increase (decrease)	219,049	(9,939)	$5,900,853	$(439,489)

Advisor Class
Shares sold	2,897,918	2,167,943	$163,665,500	$133,640,038

Shares issued in reinvestment of distributions	790,993	339,940	39,573,378	18,761,274

Shares redeemed	(2,139,973)	(2,010,864)	(121,757,114)	(121,692,020)

Net increase	1,548,938	497,019	$81,481,764	$30,709,292

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 33

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

Class R
Shares sold	95,968	165,581	$5,181,605	$8,888,842

Shares issued in reinvestment of distributions	106,614	62,565	4,640,888	3,088,193

Shares redeemed	(141,239)	(366,299)	(7,394,831)	(19,286,667)

Net increase (decrease)	61,343	(138,153)	$2,427,662	$(7,309,632)

Class K
Shares sold	143,172	181,568	$8,164,689	$10,425,149

Shares issued in reinvestment of distributions	123,653	62,891	5,758,541	3,270,986

Shares redeemed	(135,384)	(362,890)	(7,889,609)	(19,921,808)

Net increase (decrease)	131,441	(118,431)	$6,033,621	$(6,225,673)

Class I
Shares sold	1,213,983	2,298,970	$74,310,063	$138,417,238

Shares issued in reinvestment of distributions	1,127,928	518,198	56,136,998	28,474,999

Shares redeemed	(1,419,102)	(1,985,264)	(87,423,364)	(116,941,797)

Net increase	922,809	831,904	$43,023,697	$49,950,440

Class Z
Shares sold	1,179,910	658,040	$75,373,257	$39,253,166

Shares issued in reinvestment of distributions	525,227	173,020	26,245,580	9,531,633

Shares redeemed	(297,551)	(339,361)	(17,266,768)	(20,226,145)

Net increase	1,407,586	491,699	$84,352,069	$28,558,654

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or health care sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

34 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2019 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$12,920,367	$	– 0	–
Net long-term capital gains	106,237,440		23,615,306

Total taxable distributions	$119,157,807		$23,615,306

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS (continued)

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$27,407,825
Undistributed capital gains	153,172,750
Unrealized appreciation/(depreciation)	514,064,289	(a)

Total accumulated earnings/(deficit)	$694,644,864

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2018, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

36 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 60.30	$ 49.25	$ 41.28	$ 48.82	$ 48.62	$ 47.08

Income From Investment Operations

Net investment loss(a)	(.17	)(b)	(.44	)(b)	(.38	)(b)†	(.32	)(b)	(.33)	(.47)

Net realized and unrealized gain (loss) on investment transactions	(2.92)	16.28	9.32	(3.52)	6.07	5.28

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.09)	15.84	8.94	(3.84)	5.74	4.81

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)	(4.79)	(.97)	(3.70)	(5.54)	(3.27)

Net asset value, end of period	$ 48.73	$ 60.30	$ 49.25	$ 41.28	$ 48.82	$ 48.62

Total Return

Total investment return based on net asset value(d)*	(4.05)%	33.99%	22.05	%†+	(7.77	)%+	13.24%	10.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$530,844	$583,619	$465,188	$293,237	$378,062	$475,832

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.13	%^	1.13%	1.17%	1.27%	1.20%	1.27%

Expenses, before waivers/reimbursements(e)‡	1.14	%^	1.14%	1.19%	1.28%	1.20%	1.27%

Net investment loss	(.61	)%(b)^	(.80	)%(b)	(.85	)%(b)†	(.80	)%(b)	(.70)%	(.93)%

Portfolio turnover rate	36%	65%	66%	70%	61%	80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%	.01%	0%	0%	0%

See footnote summary on page 45.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 39.10	$ 33.67	$ 28.74	$ 35.48	$ 37.14	$ 36.93

Income From Investment Operations

Net investment loss(a)	(.25	)(b)	(.58	)(b)	(.47	)(b)†	(.46	)(b)	(.53)	(.67)

Net realized and unrealized gain (loss) on investment transactions	(2.13)	10.80	6.37	(2.58)	4.41	4.15

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.38)	10.22	5.90	(3.04)	3.88	3.48

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)	(4.79)	(.97)	(3.70)	(5.54)	(3.27)

Net asset value, end of period	$ 28.24	$ 39.10	$ 33.67	$ 28.74	$ 35.48	$ 37.14

Total Return

Total investment return based on net asset value(d)*	(4.46)%	32.94%	21.07	%†+	(8.48	)%+	12.22%	9.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,038	$1,240	$1,290	$1,672	$2,652	$3,774

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.94	%^	1.93%	1.97%	2.08%	1.99%	2.04%

Expenses, before waivers/reimbursements(e)‡	1.95	%^	1.95%	1.98%	2.08%	1.99%	2.04%

Net investment loss	(1.42	)%(b)^	(1.60	)%(b)	(1.53	)%(b)†	(1.60	)%(b)	(1.49)%	(1.72)%

Portfolio turnover rate	36%	65%	66%	70%	61%	80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%	.01%	0%	0%	0%

See footnote summary on page 45.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 39.66	$ 34.08	$ 29.06	$ 35.82	$ 37.41	$ 37.17

Income From Investment Operations

Net investment loss(a)	(.24	)(b)	(.57	)(b)	(.45	)(b)†	(.45	)(b)	(.52)	(.65)

Net realized and unrealized gain (loss) on investment transactions	(2.15)	10.94	6.44	(2.61)	4.47	4.16

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.39)	10.37	5.99	(3.06)	3.95	3.51

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)	(4.79)	(.97)	(3.70)	(5.54)	(3.27)

Net asset value, end of period	$ 28.79	$ 39.66	$ 34.08	$ 29.06	$ 35.82	$ 37.41

Total Return

Total investment return based on net asset value(d)*	(4.41)%	32.99%	21.15	%†+	(8.46	)%+	12.33%	9.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,116	$31,424	$27,343	$39,132	$59,262	$67,619

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.89	%^	1.88%	1.93%	2.02%	1.95%	2.00%

Expenses, before waivers/reimbursements(e)‡	1.89	%^	1.89%	1.95%	2.03%	1.95%	2.00%

Net investment loss	(1.36	)%(b)^	(1.55	)%(b)	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%	(1.66)%

Portfolio turnover rate	36%	65%	66%	70%	61%	80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%	.01%	0%	0%	0%

See footnote summary on page 45.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 65.62		$ 53.10		$ 44.33		$ 52.00		$ 51.31		$ 49.39

Income From Investment Operations

Net investment loss(a)	(.11	)(b)	(.33	)(b)	(.25	)(b)†	(.23	)(b)	(.22)		(.35)

Net realized and unrealized gain (loss) on investment transactions	(3.12)		17.64		9.99		(3.74)		6.45		5.54

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.23)		17.31		9.74		(3.97)		6.23		5.19

Less: Dividends and Distributions

Dividends from net investment income	(.01)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Total dividends and distributions	(8.49)		(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 53.90		$ 65.62		$ 53.10		$ 44.33		$ 52.00		$ 51.31

Total Return

Total investment return based on net asset value(d)*	(3.92)%		34.30%		22.34	%†+	(7.53	)%+	13.51%		10.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$424,251		$414,913		$309,330		$269,857		$491,170		$426,149

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.89	%^	.88%		.93%		1.01%		.94%		1.00%

Expenses, before waivers/reimbursements(e)‡	.89	%^	.89%		.94%		1.02%		.94%		1.00%

Net investment loss	(.36	)%(b)^	(.55	)%(b)	(.52	)%(b)†	(.54	)%(b)	(.44)%		(.65)%

Portfolio turnover rate	36%		65%		66%		70%		61%		80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%		.01%		0%		0%		0%

See footnote summary on page 45.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 58.45	$ 48.05	$ 40.44	$ 48.03	$ 48.09	$ 46.71

Income From Investment Operations

Net investment loss(a)	(.27	)(b)	(.64	)(b)	(.47	)(b)†	(.43	)(b)	(.49)	(.59)

Net realized and unrealized gain (loss) on investment transactions	(2.85)	15.83	9.05	(3.46)	5.97	5.24

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.12)	15.19	8.58	(3.89)	5.48	4.65

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)	(4.79)	(.97)	(3.70)	(5.54)	(3.27)

Net asset value, end of period	$ 46.85	$ 58.45	$ 48.05	$ 40.44	$ 48.03	$ 48.09

Total Return

Total investment return based on net asset value(d)*	(4.23)%	33.45%	21.61	%†+	(8.01	)%+	12.81%	9.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,396	$33,088	$33,842	$40,284	$54,094	$53,267

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.52	%^	1.53%	1.51%	1.56%	1.54%	1.52%

Expenses, before waivers/reimbursements(e)‡	1.52	%^	1.55%	1.53%	1.56%	1.54%	1.52%

Net investment loss	(.99	)%(b)^	(1.20	)%(b)	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%	(1.18)%

Portfolio turnover rate	36%	65%	66%	70%	61%	80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%	.01%	0%	0%	0%

See footnote summary on page 45.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 61.77	$ 50.33	$ 42.18	$ 49.77	$ 49.48	$ 47.83

Income From Investment Operations

Net investment loss(a)	(.16	)(b)	(.42	)(b)	(.30	)(b)†	(.31	)(b)	(.35)	(.44)

Net realized and unrealized gain (loss) on investment transactions	(2.98)	16.65	9.42	(3.58)	6.18	5.36

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.14)	16.23	9.12	(3.89)	5.83	4.92

Less: Distributions

Distributions from net realized gain on investment transactions	(8.48)	(4.79)	(.97)	(3.70)	(5.54)	(3.27)

Net asset value, end of period	$ 50.15	$ 61.77	$ 50.33	$ 42.18	$ 49.77	$ 49.48

Total Return

Total investment return based on net asset value(d)*	(4.03)%	34.04%	22.00	%†+	(7.71	)%+	13.16%	10.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,878	$42,228	$40,370	$69,770	$87,627	$82,244

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.09	%^	1.09%	1.20%	1.23%	1.22%	1.19%

Expenses, before waivers/reimbursements(e)‡	1.09	%^	1.11%	1.22%	1.23%	1.22%	1.19%

Net investment loss	(.56	)%(b)^	(.76	)%(b)	(.67	)%(b)†	(.76	)%(b)	(.73)%	(.85)%

Portfolio turnover rate	36%	65%	66%	70%	61%	80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%	.01%	0%	0%	0%

See footnote summary on page 45.

42 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 65.33		$ 52.89		$ 44.15		$ 51.75		$ 51.07		$ 49.13

Income From Investment Operations

Net investment loss(a)	(.11	)(b)	(.34	)(b)	(.24	)(b)†	(.19	)(b)	(.20)		(.30)

Net realized and unrealized gain (loss) on investment transactions	(3.11)		17.57		9.95		(3.71)		6.42		5.51

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(3.22)		17.23		9.71		(3.90)		6.22		5.21

Less: Dividends and Distributions

Dividends from net investment income	(.01)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Total dividends and distributions	(8.49)		(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 53.62		$ 65.33		$ 52.89		$ 44.15		$ 51.75		$ 51.07

Total Return

Total investment return based on net asset value(d)*	(3.92)%		34.29%		22.36	%†+	(7.42	)%+	13.57%		10.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$417,940		$448,949		$319,437		$301,866		$462,296		$436,828

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.88	%^	.89%		.91%		.92%		.91%		.91%

Expenses, before waivers/reimbursements(e)‡	.89	%^	.91%		.93%		.92%		.91%		.91%

Net investment loss	(.36	)%(b)^	(.57	)%(b)	(.51	)%(b)†	(.45	)%(b)	(.41)%		(.57)%

Portfolio turnover rate	36%		65%		66%		70%		61%		80%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%		.01%		0%		0%		0%

See footnote summary on page 45.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2019 (unaudited)		Year Ended July 31,						June 30, 2015(f) to July 31, 2015
			2018		2017		2016

Net asset value, beginning of period	$ 65.54		$ 53.00		$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations

Net investment income (loss)(a)	(.09	)(b)	(.28	)(b)	(.23	)(b)†	(.16	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	(3.11)		17.61		10.00		(3.69)		(.25	)**

Capital contributions	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(3.20)		17.33		9.77		(3.85)		(.30)

Less: Dividends and Distributions

Dividends from net investment income	(.02)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(8.48)		(4.79)		(.97)		(3.70)		– 0	–

Total dividends and distributions	(8.50)		(4.79)		(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 53.84		$ 65.54		$ 53.00		$ 44.20		$ 51.75

Total Return

Total investment return based on net asset value(d)*	(3.87)%		34.42%		22.47	%†+	(7.32	)%+	(.58)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$201,886		$153,533		$98,090		$93,108		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.81	%^	.80%		.82%		.85%		.71	%^

Expenses, before waivers/reimbursements(e)‡	.81	%^	.81%		.83%		.85%		.71	%^

Net investment income (loss)	(.29	)%(b)^	(.48	)%(b)	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^

Portfolio turnover rate	36%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0	%^	.01%		.01%		0%		0%

See footnote summary on page 45.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2018 and July 31, 2017, such waiver amounted to .01% and .02%, respectively.

(f)	Commencement of distributions.

†	For the year ended July 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended January 31, 2019 and years ended July 31, 2018, July 31, 2017, July 31, 2016 and July 31, 2014 by .01%, .03%, .03%, .02% and .01%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended July 31, 2016 by .01%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB Small Cap Growth Fund (the “Fund”) was held on October 11, 2018 and adjourned until December 11, 2018. At the December 11, 2018 meeting, stockholders approved the election of Directors for the Company (Proposal 1). The number of shares voted is set forth below.

The meeting was adjourned until March 12, 2019 with respect to the proposal to approve new investment advisory agreements for the Fund (Proposal 2).

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	215,536,553	1,474,295
William H. Foulk, Jr.*	215,369,140	1,641,708
Nancy P. Jacklin	215,599,334	1,411,513
Robert M. Keith	215,547,510	1,463,337
Carol C. McMullen	215,652,168	1,358,679
Gary L. Moody	215,553,805	1,457,043
Marshall C. Turner, Jr.	215,527,252	1,483,596
Earl D. Weiner	215,530,515	1,480,332

*	Mr. Foulk retired on December 31, 2018

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Aronow, Ms. Lau and Mr. Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018 (the “August 2018 Proxy Statement”), the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Small Cap Growth Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

As indicated in a supplement dated January 7, 2019 to the August 2018 Proxy Statement, as updated by a letter dated March 18, 2019, the annual meeting of shareholders with respect to the Fund has been adjourned until April 24, 2019 for the purpose of voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at the meeting held on July 31-August 2, 2018 is set forth below.

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

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and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service

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provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the

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substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the

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Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund

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will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

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Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 57

and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The

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directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 59

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

60 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0152-0119

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 29, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 29, 2019